REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Talcott Resolution Life Insurance Company Separate Account Seven and the Board of Directors of Talcott Resolution Life Insurance Company

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities for each of the Sub-Accounts listed below comprising Talcott Resolution Life Insurance Company Separate Account Seven (the “Account”), as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes.

American Century VP Value Fund	Hartford Stock HLS Fund
American Century VP Growth Fund	Rational Trend Aggregation VA Fund
AB VPS Balanced Wealth Strategy Portfolio	Rational Insider Buying VA Fund
AB VPS International Value Portfolio	Lord Abbett Series Fund - Fundamental Equity Portfolio
AB VPS Small/Mid Cap Value Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio
AB VPS International Growth Portfolio	(Formerly Lord Abbett Series Fund – Calibrated Dividend Growth Portfolio)
Invesco V.I. Value Opportunities Fund	Lord Abbett Series Fund - Bond Debenture Portfolio
Invesco V.I. Core Equity Fund	Lord Abbett Series Fund - Growth and Income Portfolio
Invesco V.I. Government Securities Fund	MFS® Growth Series
Invesco V.I. High Yield Fund	MFS® Global Equity Series
Invesco V.I. International Growth Fund	MFS® Investors Trust Series
Invesco V.I. Mid Cap Core Equity Fund	MFS® Mid Cap Growth Series
Invesco V.I. Small Cap Equity Fund	MFS® New Discovery Series
Invesco V.I. Balanced Risk Allocation Fund	MFS® Total Return Series
Invesco V.I. Diversified Dividend Fund	MFS® Value Series
Invesco V.I. Government Money Market Fund	MFS® Total Return Bond Series
American Century VP Mid Cap Value Fund	MFS® Research Series
American Funds Insurance Series® Capital World Bond Fund	MFS® High Yield Portfolio
(Formerly American Funds Global Bond Fund)	BlackRock Global Allocation V.I. Fund
American Funds Insurance Series® Global Growth and Income Fund	BlackRock Large Cap Focus Growth V.I. Fund
American Funds Insurance Series® Asset Allocation Fund	BlackRock Equity Dividend V.I. Fund
American Funds Insurance Series® Blue Chip Income and Growth Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio
American Funds Insurance Series® Bond Fund	Morgan Stanley VIF Growth Portfolio
American Funds Insurance Series® Global Growth Fund	Morgan Stanley VIF Discovery Portfolio
American Funds Insurance Series® Growth Fund	Invesco V.I. American Value Fund
American Funds Insurance Series® Growth-Income Fund	BlackRock Capital Appreciation V.I. Fund
American Funds Insurance Series® International Fund	Columbia Variable Portfolio - Dividend Opportunity Fund
American Funds Insurance Series® New World Fund	Columbia Variable Portfolio - Income Opportunities Fund
American Funds Insurance Series® Global Small Capitalization Fund	Columbia Variable Portfolio - Mid Cap Growth Fund
Columbia Variable Portfolio - Small Company Growth Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund
Wells Fargo VT Omega Growth Fund	Invesco Oppenheimer V.I. Global Fund
Fidelity® VIP Growth Portfolio	Invesco Oppenheimer V.I. Main Street Fund®
Fidelity® VIP Contrafund® Portfolio	Invesco Oppenheimer V.I. Main Street Small Cap Fund®
Fidelity® VIP Mid Cap Portfolio	Putnam VT Diversified Income Fund
Fidelity® VIP Value Strategies Portfolio	Putnam VT Global Asset Allocation Fund
Fidelity® VIP Dynamic Capital Appreciation Portfolio	Putnam VT International Value Fund
Fidelity® VIP Strategic Income Portfolio	Putnam VT International Equity Fund
Franklin Rising Dividends VIP Fund	Putnam VT Small Cap Value Fund
Franklin Income VIP Fund	JPMorgan Insurance Trust Core Bond Portfolio
Franklin Large Cap Growth VIP Fund	JPMorgan Insurance Trust U.S. Equity Portfolio
Franklin Global Real Estate VIP Fund	JPMorgan Insurance Trust Mid Cap Value Portfolio
Franklin Small-Mid Cap Growth VIP Fund	Putnam VT Equity Income Fund
Franklin Small Cap Value VIP Fund	PIMCO VIT All Asset Portfolio

Franklin Strategic Income VIP Fund	PIMCO StocksPLUS® Global Portfolio
Franklin Mutual Shares VIP Fund	Prudential Series Jennison 20/20 Focus Portfolio
Templeton Developing Markets VIP Fund	Prudential Series Jennison Portfolio
Templeton Foreign VIP Fund	Prudential Series Value Portfolio
Templeton Growth VIP Fund	Prudential Series SP International Growth Portfolio
Franklin Mutual Global Discovery VIP Fund	ClearBridge Variable Dividend Strategy Portfolio
Franklin Flex Cap Growth VIP Fund	Western Asset Variable Global High Yield Bond Portfolio
Templeton Global Bond VIP Fund	Clearbridge Variable Large Cap Value Portfolio
Hartford Balanced HLS Fund	Invesco V.I. Growth and Income Fund
Hartford Total Return Bond HLS Fund	Invesco V.I. Comstock Fund
Hartford Capital Appreciation HLS Fund	Invesco V.I. American Franchise Fund
Hartford Dividend and Growth HLS Fund	Wells Fargo VT Index Asset Allocation Fund
Hartford Healthcare HLS Fund	Wells Fargo VT International Equity Fund
Hartford Disciplined Equity HLS Fund	Wells Fargo VT Small Cap Growth Fund
Hartford MidCap HLS Fund	Wells Fargo VT Discovery Fund
Hartford International Opportunities HLS Fund	Wells Fargo VT Opportunity Fund
Hartford Ultrashort Bond HLS Fund	MFS® Core Equity Portfolio
Hartford Small Company HLS Fund	MFS® Massachusetts Investors Growth Stock Portfolio
Hartford SmallCap Growth HLS Fund	MFS® Research International Portfolio

We have also audited the accompanying statements of assets and liabilities of Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, AB VPS Growth and Income Portfolio , Columbia Variable Portfolio - Large Cap Growth Fund, Columbia Variable Portfolio - Overseas Core Fund, CTIVP® – Loomis Sayles Growth Fund, Putnam VT Growth Opportunities Fund, BlackRock S&P 500 Index V.I. Fund, and BlackRock Managed Volatility V.I. Fund, the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below, and the related notes. We have also audited the Columbia Variable Portfolio - Asset Allocation Fund , Hartford Global Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford MidCap Growth HLS Fund, Hartford MidCap Value HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, and Invesco V.I. Mid Cap Growth Fund’s statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below, and the related notes.

Sub-Account	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Columbia Variable Portfolio - Asset Allocation Fund	Not Applicable	Period from January 1, 2020 to April 24, 2020	Period from January 1, 2020 to April 24, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to April 24, 2020 and the four years in the period ended December 31, 2019
Hartford Global Growth HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford Growth Opportunities HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019

Hartford High Yield HLS Fund	Not Applicable	Period from January 1, 2020 to September 25, 2020	Period from January 1, 2020 to September 25, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 25, 2020 and the four years in the period ended December 31, 2019
Hartford MidCap Growth HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford MidCap Value HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford U.S. Government Securities HLS Fund	Not Applicable	Period from January 1, 2020 to September 25, 2020	Period from January 1, 2020 to September 25, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 25, 2020 and the four years in the period ended December 31, 2019
Hartford Value HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Invesco V.I. Mid Cap Growth Fund	Not Applicable	Period from January 1, 2020 to April 30, 2020	Period from January 1, 2020 to April 30, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to April 30, 2020 and the four years in the period ended December 31, 2019
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	December 31, 2020	Period from April 30, 2020 to December 31, 2020	Period from April 30, 2020 to December 31, 2020	Period from April 30, 2020 to December 31, 2020
AB VPS Growth and Income Portfolio	December 31, 2020	Year ended December 31, 2020	Year ended December 31, 2020 and period from April 30, 2019 to December 31, 2019	Year ended December 31, 2020 and the period from April 30, 2019 to December 31, 2019
Columbia Variable Portfolio - Large Cap Growth Fund	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Four years in the period ended December 31, 2020 and the period from March 18, 2016 to December 31, 2016
Columbia Variable Portfolio - Overseas Core Fund	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Four years in the period ended December 31, 2020 and the period from March 18, 2016 to December 31, 2016
CTIVP® – Loomis Sayles Growth Fund	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Four years in the period ended December 31, 2020 and the period from March 18, 2016 to December 31, 2016
Putnam VT Growth Opportunities Fund	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Four years in the period ended December 31, 2020 and the period from November 18, 2016 to December 31, 2016

BlackRock S&P 500 Index V.I. Fund	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Two years in the period ended December 31, 2020 and the period from April 20, 2018 to December 31, 2018
BlackRock Managed Volatility V.I. Fund	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Two years in the period ended December 31, 2020 and the period from April 20, 2018 to December 31, 2018

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts listed above comprising Talcott Resolution Life Insurance Company Separate Account Seven as of December 31, 2020, and the results of their operations for the year then ended (or for the period listed in the table above), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table above), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Hartford, Connecticut
April 21, 2021

We have served as the auditor of the Sub-Accounts that comprise Talcott Resolution Life Insurance Company Separate Account Seven since 2002.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	2,634,263	3,855,007	1,249,116	436,941	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	1,292,715	79,879	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	11,627,620	24,272,449	66,804,349	333,249
class S2	—	—	—	—	—	—	—	713,172	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	1,292,715	79,879	2,634,263	3,855,007	1,249,116	436,941	11,627,620	24,985,621	66,804,349	333,249
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	24	1	2,556	167	201	22	66,215	27,128	40,369	20
Other assets	1	—	—	—	—	2	—	1	1	1
Total assets	1,292,740	79,880	2,636,819	3,855,174	1,249,317	436,965	11,693,835	25,012,750	66,844,719	333,270

Liabilities:
Due to Sponsor Company	24	1	2,556	167	201	22	66,215	27,128	40,369	20
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	1	—	—	—	—	—	—	—
Total liabilities	24	1	2,557	167	201	22	66,215	27,128	40,369	20

Net assets:
For contract liabilities	$1,292,716	$79,879	$2,634,262	$3,855,007	$1,249,116	$436,943	$11,627,620	$24,985,622	$66,804,350	$333,250

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	2,634,262	3,855,007	1,249,116	436,943	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	1,292,716	79,879	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	11,627,620	24,272,450	66,804,350	333,250
class S2	—	—	—	—	—	—	—	713,172	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$1,292,716	$79,879	$2,634,262	$3,855,007	$1,249,116	$436,943	$11,627,620	$24,985,622	$66,804,350	$333,250

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	251,601	268,829	72,665	16,111	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	115,524	3,827	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	2,068,971	797,648	5,548,534	63,355
class S2	—	—	—	—	—	—	—	23,553	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	115,524	3,827	251,601	268,829	72,665	16,111	2,068,971	821,201	5,548,534	63,355

Cost	$984,496	$50,669	$2,725,817	$3,473,570	$1,242,377	$293,969	$13,927,287	$24,922,793	$66,058,205	$341,372

Deferred contracts in the accumulation period:
Units owned by participants #	55,925	2,248	154,918	510,376	52,613	31,435	5,696,770	1,198,914	46,515,163	116,454
Minimum unit fair value #*	$21.367737	$35.532853	$14.993186	$6.519210	$20.138798	$11.270325	$1.756943	$1.660997	$1.224519	$1.953433
Maximum unit fair value #*	$24.390362	$35.532853	$25.050508	$15.173551	$35.636456	$22.673971	$26.846364	$30.270210	$10.426784	$22.819514
Contract liability	$1,292,716	$79,879	$2,634,262	$3,842,860	$1,249,116	$436,943	$11,494,330	$24,677,725	$65,854,531	$331,545

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	1,595	—	—	63,152	13,769	634,516	751
Minimum unit fair value #*	$—	$—	$—	$7.270581	$—	$—	$2.056492	$1.897974	$1.433357	$2.270143
Maximum unit fair value #*	$—	$—	$—	$7.653566	$—	$—	$2.201806	$25.944417	$1.534681	$2.270143
Contract liability	$—	$—	$—	$12,147	$—	$—	$133,290	$307,897	$949,819	$1,705

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	AB VPS Growth and Income Portfolio	American Funds Insurance Series® Capital World Bond Fund	American Funds Insurance Series® Global Growth and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	18,080,980	33,255,987
class 4	—	—	—	—	—	—	—	—	1,913,260	5,737,627
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	98,098	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	87,037	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	19,205,569	24,144,141	16,925,263	—	—	51,349,922	—	—	—	—
class S2	7,028,257	6,173	2,807,582	935,500	6,295	1,469,604	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	26,233,826	24,150,314	19,732,845	935,500	6,295	52,819,526	87,037	98,098	19,994,240	38,993,614
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	2,349	9,315	5,403	38	—	9,037	2	4	1,443	47,256
Other assets	—	—	—	—	—	7	—	—	—	2
Total assets	26,236,175	24,159,629	19,738,248	935,538	6,295	52,828,570	87,039	98,102	19,995,683	39,040,872

Liabilities:
Due to Sponsor Company	2,349	9,315	5,403	38	—	9,037	2	4	1,443	47,256
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	1	1	1	—	—	—	—	—	3	—
Total liabilities	2,350	9,316	5,404	38	—	9,037	2	4	1,446	47,256

Net assets:
For contract liabilities	$26,233,825	$24,150,313	$19,732,844	$935,500	$6,295	$52,819,533	$87,037	$98,098	$19,994,237	$38,993,616

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	18,080,978	33,255,990
class 4	—	—	—	—	—	—	—	—	1,913,259	5,737,626
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	98,098	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	87,037	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	19,205,568	24,144,141	16,925,262	—	—	51,349,928	—	—	—	—
class S2	7,028,257	6,172	2,807,582	935,500	6,295	1,469,605	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$26,233,825	$24,150,313	$19,732,844	$935,500	$6,295	$52,819,533	$87,037	$98,098	$19,994,237	$38,993,616

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	1,408,176	1,999,759
class 4	—	—	—	—	—	—	—	—	150,532	350,925
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	3,451	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	4,231	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	451,683	2,284,214	820,818	—	—	51,349,922	—	—	—	—
class S2	167,819	603	146,304	90,914	247	1,469,604	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	619,502	2,284,817	967,122	90,914	247	52,819,526	4,231	3,451	1,558,708	2,350,684

Cost	$19,053,202	$26,970,452	$16,720,292	$991,516	$4,371	$52,819,526	$74,186	$102,405	$18,018,194	$30,255,219

Deferred contracts in the accumulation period:
Units owned by participants #	6,213,300	7,737,158	627,907	59,682	300	5,693,026	3,545	7,428	1,460,006	1,920,631
Minimum unit fair value #*	$2.779490	$2.711059	$22.139605	$14.328032	$20.962948	$8.375289	$22.761118	$10.951484	$10.593678	$12.464868
Maximum unit fair value #*	$24.786293	$26.539528	$38.183448	$17.257367	$20.962948	$10.062010	$25.008360	$11.195674	$15.971086	$30.056152
Contract liability	$26,102,925	$23,977,689	$19,623,018	$935,500	$6,295	$52,120,282	$87,037	$82,814	$19,823,237	$38,442,392

Contracts in payout (annuitization) period:
Units owned by participants #	29,961	53,001	3,252	—	—	75,014	—	1,375	12,078	31,797
Minimum unit fair value #*	$3.253327	$3.173262	$24.532101	$—	$—	$9.104546	$—	$11.113670	$10.981850	$12.921754
Maximum unit fair value #*	$15.677928	$3.397498	$35.276940	$—	$—	$9.433440	$—	$11.113670	$14.873505	$23.313393
Contract liability	$130,900	$172,624	$109,826	$—	$—	$699,251	$—	$15,284	$171,000	$551,224

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	American Funds Insurance Series® Asset Allocation Fund	American Funds Insurance Series® Blue Chip Income and Growth Fund	American Funds Insurance Series® Bond Fund	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® New World Fund	American Funds Insurance Series® Global Small Capitalization Fund	Columbia Variable Portfolio - Small Company Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$6,438,292
class 2	126,513,784	61,474,049	100,883,073	49,551,302	476,557,803	301,296,945	66,315,885	26,053,102	31,731,576	—
class 4	7,701,984	3,021,569	17,284,225	3,155,522	40,126,026	20,700,811	22,002,890	3,515,252	5,568,815	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	134,215,768	64,495,618	118,167,298	52,706,824	516,683,829	321,997,756	88,318,775	29,568,354	37,300,391	6,438,292
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	123,959	94,477	20,421	74,475	164,106	230,393	21,207	24,336	49,042	1,759
Other assets	—	—	4	—	—	7	—	1	3	—
Total assets	134,339,727	64,590,095	118,187,723	52,781,299	516,847,935	322,228,156	88,339,982	29,592,691	37,349,436	6,440,051

Liabilities:
Due to Sponsor Company	123,959	94,477	20,421	74,475	164,106	230,393	21,207	24,336	49,042	1,759
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	1	—	—	4	5	—	3	—	—	—
Total liabilities	123,960	94,477	20,421	74,479	164,111	230,393	21,210	24,336	49,042	1,759

Net assets:
For contract liabilities	$134,215,767	$64,495,618	$118,167,302	$52,706,820	$516,683,824	$321,997,763	$88,318,772	$29,568,355	$37,300,394	$6,438,292

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$6,438,292
class 2	126,513,784	61,474,049	100,883,077	49,551,299	476,557,799	301,296,948	66,315,883	26,053,103	31,731,576	—
class 4	7,701,983	3,021,569	17,284,225	3,155,521	40,126,025	20,700,815	22,002,889	3,515,252	5,568,818	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$134,215,767	$64,495,618	$118,167,302	$52,706,820	$516,683,824	$321,997,763	$88,318,772	$29,568,355	$37,300,394	$6,438,292

Shares:
class 1	—	—	—	—	—	—	—	—	—	214,825
class 2	4,826,928	4,344,456	8,600,432	1,216,879	3,998,975	5,512,202	2,817,157	833,699	1,005,436	—
class 4	295,548	214,905	1,478,548	78,010	342,255	383,419	946,361	113,249	175,839	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	5,122,476	4,559,361	10,078,980	1,294,889	4,341,230	5,895,621	3,763,518	946,948	1,181,275	214,825

Cost	$98,192,792	$54,184,441	$110,725,535	$32,527,247	$285,062,289	$247,639,911	$70,268,625	$19,406,041	$24,972,868	$3,421,033

Deferred contracts in the accumulation period:
Units owned by participants #	5,076,470	25,068,584	7,134,060	1,392,373	12,012,670	10,024,946	4,724,521	884,833	1,170,293	876,837
Minimum unit fair value #*	$12.452079	$2.111595	$10.835740	$15.561718	$19.245800	$13.802630	$11.813682	$13.523919	$15.072053	$4.525261
Maximum unit fair value #*	$35.331345	$30.667613	$21.122096	$53.171965	$66.293151	$44.594291	$28.439024	$52.882058	$49.131165	$64.217683
Contract liability	$132,532,439	$63,610,913	$116,154,925	$52,350,698	$511,280,628	$317,562,506	$87,705,621	$29,380,659	$37,053,936	$6,334,323

Contracts in payout (annuitization) period:
Units owned by participants #	61,126	338,421	112,834	8,578	111,474	143,597	27,517	4,655	6,084	19,769
Minimum unit fair value #*	$12.798223	$2.473504	$11.232737	$16.131931	$19.984973	$14.308457	$12.246680	$14.019601	$15.624386	$5.259160
Maximum unit fair value #*	$35.331345	$12.361196	$21.122096	$53.171965	$66.293151	$44.594291	$27.493457	$48.855802	$49.131165	$5.259160
Contract liability	$1,683,328	$884,705	$2,012,377	$356,122	$5,403,196	$4,435,257	$613,151	$187,696	$246,458	$103,969

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$795,094	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	10,538	—	—	—	—	—	—	134,908,351	201,355,891	27,822,404
class 4	—	—	—	—	—	—	—	849,870	22,335,139	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	1,897,977	13,362,651	9,937,154	599,960	285,581	45,429	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	805,632	1,897,977	13,362,651	9,937,154	599,960	285,581	45,429	135,758,221	223,691,030	27,822,404
Due from Sponsor Company	—	—	—	—	—	—	—	—	34,340	94,088
Receivable for fund shares sold	39	85	640	1,309	30	14	1	13,746	—	—
Other assets	—	—	—	—	—	1	—	—	—	5
Total assets	805,671	1,898,062	13,363,291	9,938,463	599,990	285,596	45,430	135,771,967	223,725,370	27,916,497

Liabilities:
Due to Sponsor Company	39	85	640	1,309	30	14	1	13,746	—	—
Payable for fund shares purchased	—	—	—	—	—	—	—	—	34,340	94,088
Other liabilities	—	2	—	—	1	—	—	2	—	—
Total liabilities	39	87	640	1,309	31	14	1	13,748	34,340	94,088

Net assets:
For contract liabilities	$805,632	$1,897,975	$13,362,651	$9,937,154	$599,959	$285,582	$45,429	$135,758,219	$223,691,030	$27,822,409

Contract Liabilities:
class 1	$795,094	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	10,538	—	—	—	—	—	—	134,908,348	201,355,891	27,822,409
class 4	—	—	—	—	—	—	—	849,871	22,335,139	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	1,897,975	13,362,651	9,937,154	599,959	285,582	45,429	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$805,632	$1,897,975	$13,362,651	$9,937,154	$599,959	$285,582	$45,429	$135,758,219	$223,691,030	$27,822,409

Shares:
class 1	18,805	—	—	—	—	—	—	—	—	—
class 2	261	—	—	—	—	—	—	4,629,662	13,388,025	971,114
class 4	—	—	—	—	—	—	—	29,085	1,445,640	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	18,870	285,954	266,483	43,857	17,060	3,889	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	19,066	18,870	285,954	266,483	43,857	17,060	3,889	4,658,747	14,833,665	971,114

Cost	$536,295	$1,169,176	$7,883,191	$7,579,173	$485,620	$207,612	$44,527	$104,455,168	$222,268,836	$19,036,212

Deferred contracts in the accumulation period:
Units owned by participants #	189,090	47,183	429,421	408,238	24,664	7,944	2,524	3,468,659	9,573,249	741,866
Minimum unit fair value #*	$2.992084	$34.135552	$25.751107	$20.625265	$19.651824	$30.083646	$17.871498	$29.664271	$14.362581	$32.895710
Maximum unit fair value #*	$65.100874	$59.487586	$47.709520	$35.834747	$38.580890	$48.470550	$18.182550	$45.128058	$28.195715	$43.887429
Contract liability	$804,067	$1,897,975	$13,322,798	$9,856,035	$599,959	$270,320	$45,429	$133,894,427	$220,135,876	$27,588,120

Contracts in payout (annuitization) period:
Units owned by participants #	471	—	1,397	3,467	—	476	—	45,678	140,662	5,917
Minimum unit fair value #*	$3.320711	$—	$28.536377	$22.856287	$—	$32.077881	$—	$38.846863	$16.018337	$38.423595
Maximum unit fair value #*	$3.320711	$—	$28.536377	$24.060654	$—	$32.077881	$—	$41.692142	$26.049113	$41.038866
Contract liability	$1,565	$—	$39,853	$81,119	$—	$15,262	$—	$1,863,792	$3,555,154	$234,289

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$57,218,260	$—	$12,354,474	$—	$—	$—	$—
class 2	401,421	51,374,806	6,345,377	306,860	109,340,619	—	45,256,548	61,357,843	32,362,287	13,633,733
class 4	—	2,257,953	2,817,162	12,367,453	15,325,936	1,441,651	3,079,357	5,902,407	3,630,138	1,098,492
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	401,421	53,632,759	9,162,539	69,892,573	124,666,555	13,796,125	48,335,905	67,260,250	35,992,425	14,732,225
Due from Sponsor Company	—	—	—	65,873	4,924	1,158	—	—	—	—
Receivable for fund shares sold	17	77,409	473	—	—	—	198,734	10,869	19,567	754
Other assets	1	1	—	—	1	2	—	—	1	—
Total assets	401,439	53,710,169	9,163,012	69,958,446	124,671,480	13,797,285	48,534,639	67,271,119	36,011,993	14,732,979

Liabilities:
Due to Sponsor Company	17	77,409	473	—	—	—	198,734	10,869	19,567	754
Payable for fund shares purchased	—	—	—	65,873	4,924	1,158	—	—	—	—
Other liabilities	—	—	4	2	—	—	—	4	—	5
Total liabilities	17	77,409	477	65,875	4,924	1,158	198,734	10,873	19,567	759

Net assets:
For contract liabilities	$401,422	$53,632,760	$9,162,535	$69,892,571	$124,666,556	$13,796,127	$48,335,905	$67,260,246	$35,992,426	$14,732,220

Contract Liabilities:
class 1	$—	$—	$—	$57,218,258	$—	$12,354,475	$—	$—	$—	$—
class 2	401,422	51,374,807	6,345,374	306,859	109,340,621	—	45,256,549	61,357,840	32,362,288	13,633,728
class 4	—	2,257,953	2,817,161	12,367,454	15,325,935	1,441,652	3,079,356	5,902,406	3,630,138	1,098,492
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$401,422	$53,632,760	$9,162,535	$69,892,571	$124,666,556	$13,796,127	$48,335,905	$67,260,246	$35,992,426	$14,732,220

Shares:
class 1	—	—	—	5,317,682	—	1,053,237	—	—	—	—
class 2	28,249	2,223,055	437,612	29,620	6,590,755	—	3,407,872	5,493,092	1,913,795	1,248,511
class 4	—	93,073	187,936	1,160,174	914,981	123,113	227,427	520,036	209,351	105,624
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	28,249	2,316,128	625,548	6,507,476	7,505,736	1,176,350	3,635,299	6,013,128	2,123,146	1,354,135

Cost	$426,334	$42,925,229	$9,720,784	$75,238,646	$127,410,510	$10,883,179	$48,826,071	$71,065,419	$39,725,125	$11,436,556

Deferred contracts in the accumulation period:
Units owned by participants #	15,538	1,555,547	436,772	3,332,230	5,403,600	513,859	3,570,179	3,679,842	1,282,983	401,522
Minimum unit fair value #*	$21.846472	$22.495078	$17.827063	$12.468570	$13.400133	$10.765023	$8.826908	$11.764001	$13.923132	$32.486861
Maximum unit fair value #*	$26.185103	$55.583257	$36.624803	$28.120219	$31.334807	$39.032431	$16.898497	$22.934036	$36.623242	$51.073075
Contract liability	$390,469	$53,042,543	$9,094,004	$68,775,072	$122,725,159	$13,725,532	$47,878,141	$66,151,539	$35,782,225	$14,682,835

Contracts in payout (annuitization) period:
Units owned by participants #	441	16,230	3,108	46,997	72,498	2,132	30,891	53,720	6,463	1,260
Minimum unit fair value #*	$24.814494	$26.522394	$19.958065	$14.220065	$14.945307	$29.390450	$9.781881	$13.723540	$31.525747	$37.538832
Maximum unit fair value #*	$24.814494	$48.585951	$23.835323	$25.945692	$28.911131	$36.013291	$15.591232	$21.187634	$33.834679	$39.365324
Contract liability	$10,953	$590,217	$68,531	$1,117,499	$1,941,397	$70,595	$457,764	$1,108,707	$210,201	$49,385

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account (3)	Sub-Account	Sub-Account (4)(5)	Sub-Account	Sub-Account (16)(17)	Sub-Account (8)

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	155,211	—	—	—	—	—	—	—	—	—
class 4	7,786,562	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	3,706,154	67,219,920	70,569,304	50,036,139	—	29,682,303	3,788,282	940,078	37,813,372
class IB	—	7,160,972	17,033,731	18,590,447	12,707,931	92,637	2,594,766	2,363,350	1,590,370	3,248,374
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	7,941,773	10,867,126	84,253,651	89,159,751	62,744,070	92,637	32,277,069	6,151,632	2,530,448	41,061,746
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	1,415	1,736	24,254	37,041	50,568	4	4,241	618	121	3,979
Other assets	1	—	—	1	—	—	2	—	—	6
Total assets	7,943,189	10,868,862	84,277,905	89,196,793	62,794,638	92,641	32,281,312	6,152,250	2,530,569	41,065,731

Liabilities:
Due to Sponsor Company	1,415	1,736	24,254	37,041	50,568	4	4,241	618	121	3,979
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	2	2	—	2	—	—	2	—	—
Total liabilities	1,415	1,738	24,256	37,041	50,570	4	4,241	620	121	3,979

Net assets:
For contract liabilities	$7,941,774	$10,867,124	$84,253,649	$89,159,752	$62,744,068	$92,637	$32,277,071	$6,151,630	$2,530,448	$41,061,752

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	155,212	—	—	—	—	—	—	—	—	—
class 4	7,786,562	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	3,706,155	67,219,917	70,569,310	50,036,138	—	29,682,305	3,788,280	940,078	37,813,376
class IB	—	7,160,969	17,033,732	18,590,442	12,707,930	92,637	2,594,766	2,363,350	1,590,370	3,248,376
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$7,941,774	$10,867,124	$84,253,649	$89,159,752	$62,744,068	$92,637	$32,277,071	$6,151,630	$2,530,448	$41,061,752

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	11,231	—	—	—	—	—	—	—	—	—
class 4	549,510	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	117,432	5,611,012	1,361,028	2,254,896	—	1,705,879	193,478	21,641	3,747,609
class IB	—	222,736	1,430,204	365,594	576,585	4,216	151,475	119,000	38,083	321,940
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	560,741	340,168	7,041,216	1,726,622	2,831,481	4,216	1,857,354	312,478	59,724	4,069,549

Cost	$9,421,175	$8,809,401	$79,372,304	$73,697,404	$57,770,458	$79,163	$27,850,619	$4,330,031	$1,964,386	$40,998,634

Deferred contracts in the accumulation period:
Units owned by participants #	611,281	2,628,084	12,000,991	6,254,726	4,669,344	10,382	1,258,168	791,894	200,115	33,466,006
Minimum unit fair value #*	$10.049054	$1.833150	$1.546980	$3.120868	$2.712457	$8.922857	$2.768744	$2.029047	$4.851820	$0.782331
Maximum unit fair value #*	$14.256611	$27.804909	$17.133094	$44.397682	$39.247339	$8.922857	$51.794321	$25.826368	$47.529369	$10.227000
Contract liability	$7,857,797	$10,778,080	$83,567,886	$88,684,525	$62,501,132	$92,637	$32,109,813	$6,115,638	$2,519,408	$40,498,844

Contracts in payout (annuitization) period:
Units owned by participants #	6,563	31,164	146,385	41,118	47,924	—	5,610	14,267	778	525,011
Minimum unit fair value #*	$12.709102	$2.130543	$1.797827	$3.658136	$3.179300	$—	$4.307151	$2.378434	$14.198735	$0.909089
Maximum unit fair value #*	$13.378703	$20.888829	$15.096590	$25.887410	$24.994212	$—	$33.841917	$15.878197	$14.198735	$9.367995
Contract liability	$83,977	$89,044	$685,763	$475,227	$242,936	$—	$167,258	$35,992	$11,040	$562,908

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Rational Trend Aggregation VA Fund	Rational Insider Buying VA Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (9)	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	1,410,432	1,629,490	543,784	—	—	—	—	—	—	—
class IB	2,125,350	110,028	5,677,939	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	24,877,571
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	2,385,003
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	606,554	2,431,598	7,536,721	1,198,608	—
class - N/A	—	—	—	2,307,860	2,848,149	—	—	—	—	—
Total investments	3,535,782	1,739,518	6,221,723	2,307,860	2,848,149	606,554	2,431,598	7,536,721	1,198,608	27,262,574
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	187	77	981	94	130	11	98	319	87	48,293
Other assets	2	2	—	—	—	1	—	1	1	2
Total assets	3,535,971	1,739,597	6,222,704	2,307,954	2,848,279	606,566	2,431,696	7,537,041	1,198,696	27,310,869

Liabilities:
Due to Sponsor Company	187	77	981	94	130	11	98	319	87	48,293
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	1	1	3	—	1	—	—	—
Total liabilities	187	77	982	95	133	11	99	319	87	48,293

Net assets:
For contract liabilities	$3,535,784	$1,739,520	$6,221,722	$2,307,859	$2,848,146	$606,555	$2,431,597	$7,536,722	$1,198,609	$27,262,576

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	1,410,433	1,629,491	543,785	—	—	—	—	—	—	—
class IB	2,125,351	110,029	5,677,937	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	24,877,575
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	2,385,001
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	606,555	2,431,597	7,536,722	1,198,609	—
class - N/A	—	—	—	2,307,859	2,848,146	—	—	—	—	—
Total contract liabilities	$3,535,784	$1,739,520	$6,221,722	$2,307,859	$2,848,146	$606,555	$2,431,597	$7,536,722	$1,198,609	$27,262,576

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	51,401	42,713	5,693	—	—	—	—	—	—	—
class IB	87,715	3,016	59,467	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	337,049
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	33,960
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	36,517	135,616	603,420	34,305	—
class - N/A	—	—	—	204,961	226,583	—	—	—	—	—
Total shares	139,116	45,729	65,160	204,961	226,583	36,517	135,616	603,420	34,305	371,009

Cost	$2,602,421	$1,278,856	$3,979,749	$2,450,354	$3,323,948	$593,346	$2,029,681	$7,015,002	$909,347	$16,840,791

Deferred contracts in the accumulation period:
Units owned by participants #	404,399	61,081	1,970,387	441,565	811,836	23,385	86,706	376,595	64,914	839,000
Minimum unit fair value #*	$4.245921	$4.961691	$2.112408	$1.874950	$2.601929	$21.435305	$25.690231	$17.341160	$16.997522	$21.627746
Maximum unit fair value #*	$53.127451	$58.452133	$39.261810	$22.147061	$37.224402	$26.897280	$33.192977	$22.446896	$24.849461	$61.875988
Contract liability	$3,533,850	$1,739,520	$6,150,843	$2,306,564	$2,835,773	$606,555	$2,431,597	$7,412,788	$1,198,609	$26,949,047

Contracts in payout (annuitization) period:
Units owned by participants #	301	—	24,602	605	4,140	—	—	6,245	—	7,787
Minimum unit fair value #*	$6.419041	$—	$2.455213	$2.142029	$2.969122	$—	$—	$19.215239	$—	$38.028604
Maximum unit fair value #*	$6.419041	$—	$3.081049	$2.142029	$3.145792	$—	$—	$20.226903	$—	$40.865097
Contract liability	$1,934	$—	$70,879	$1,295	$12,373	$—	$—	$123,934	$—	$313,529

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	MFS® Global Equity Series	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® New Discovery Series	MFS® Total Return Series	MFS® Value Series	MFS® Total Return Bond Series	MFS® Research Series	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	22,178,202
class INIT	4,228,814	40,995,011	20,839,864	34,282,575	110,484,608	32,400,837	50,738,899	3,925,927	21,424,096	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	89,896	—	128,027	5,747,377	13,904,030	8,129,331	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	4,228,814	41,084,907	20,839,864	34,410,602	116,231,985	46,304,867	58,868,230	3,925,927	21,424,096	22,178,202
Due from Sponsor Company	31,770	—	—	—	—	12,007	—	—	—	—
Receivable for fund shares sold	—	26,545	1,084	28,611	73,479	—	3,067	198	676	437
Other assets	5	4	—	1	—	1	—	—	4	2
Total assets	4,260,589	41,111,456	20,840,948	34,439,214	116,305,464	46,316,875	58,871,297	3,926,125	21,424,776	22,178,641

Liabilities:
Due to Sponsor Company	—	26,545	1,084	28,611	73,479	—	3,067	198	676	437
Payable for fund shares purchased	31,770	—	—	—	—	12,007	—	—	—	—
Other liabilities	—	—	1	—	2	—	3	2	—	—
Total liabilities	31,770	26,545	1,085	28,611	73,481	12,007	3,070	200	676	437

Net assets:
For contract liabilities	$4,228,819	$41,084,911	$20,839,863	$34,410,603	$116,231,983	$46,304,868	$58,868,227	$3,925,925	$21,424,100	$22,178,204

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	22,178,204
class INIT	4,228,819	40,995,015	20,839,863	34,282,576	110,484,607	32,400,838	50,738,897	3,925,925	21,424,100	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	89,896	—	128,027	5,747,376	13,904,030	8,129,330	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$4,228,819	$41,084,911	$20,839,863	$34,410,603	$116,231,983	$46,304,868	$58,868,227	$3,925,925	$21,424,100	$22,178,204

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	1,680,167
class INIT	172,113	1,121,001	1,648,723	1,271,608	4,246,142	1,588,276	3,593,406	119,438	3,771,848	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	2,498	—	5,423	225,387	696,595	586,532	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	172,113	1,123,499	1,648,723	1,277,031	4,471,529	2,284,871	4,179,938	119,438	3,771,848	1,680,167

Cost	$3,159,271	$27,096,782	$14,903,109	$22,622,034	$95,833,423	$37,895,789	$54,932,976	$3,166,479	$22,183,098	$22,928,686

Deferred contracts in the accumulation period:
Units owned by participants #	126,580	1,570,235	1,029,072	695,763	4,568,685	1,450,697	3,698,856	117,930	1,630,816	2,137,156
Minimum unit fair value #*	$27.608143	$22.243257	$17.836039	$33.371310	$16.642025	$19.976734	$12.833884	$29.816078	$11.979282	$10.148217
Maximum unit fair value #*	$43.333033	$34.050797	$60.135452	$70.196959	$32.661696	$43.608359	$18.068142	$38.721351	$13.868809	$10.503914
Contract liability	$4,203,932	$40,486,513	$20,707,018	$34,040,464	$114,725,512	$46,021,117	$58,407,837	$3,925,925	$21,045,835	$22,178,204

Contracts in payout (annuitization) period:
Units owned by participants #	702	21,031	6,129	6,306	53,481	8,324	28,170	—	28,602	—
Minimum unit fair value #*	$32.404501	$25.557119	$20.410608	$39.169785	$24.823723	$22.136359	$14.604027	$—	$13.011095	$—
Maximum unit fair value #*	$40.033891	$31.136538	$21.847615	$68.759781	$30.135766	$40.288195	$16.694796	$—	$13.357623	$—
Contract liability	$24,887	$598,398	$132,845	$370,139	$1,506,471	$283,751	$460,390	$—	$378,265	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund	Columbia Variable Portfolio - Dividend Opportunity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$6,246,856
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	519,637	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	4,857	346,827	2,229,392	—	—	—
class III	51,553	3,421,625	—	497,388	—	—	—	—	360,517	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	1,238,223	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	51,553	3,421,625	519,637	497,388	4,857	346,827	2,229,392	1,238,223	360,517	6,246,856
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	1	66	29	9	—	22	100	85	7	769
Other assets	—	2	—	—	—	2	—	—	—	—
Total assets	51,554	3,421,693	519,666	497,397	4,857	346,851	2,229,492	1,238,308	360,524	6,247,625

Liabilities:
Due to Sponsor Company	1	66	29	9	—	22	100	85	7	769
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	1	—	—	—	1	—	—	1	1	1
Total liabilities	2	66	29	9	1	22	100	86	8	770

Net assets:
For contract liabilities	$51,552	$3,421,627	$519,637	$497,388	$4,856	$346,829	$2,229,392	$1,238,222	$360,516	$6,246,855

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$6,246,855
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	519,637	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	4,856	346,829	2,229,392	—	—	—
class III	51,552	3,421,627	—	497,388	—	—	—	—	360,516	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	1,238,222	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$51,552	$3,421,627	$519,637	$497,388	$4,856	$346,829	$2,229,392	$1,238,222	$360,516	$6,246,855

Shares:
class 1	—	—	—	—	—	—	—	—	—	208,716
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	24,080	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	416	5,329	78,500	—	—	—
class III	3,165	126,774	—	42,694	—	—	—	—	35,872	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	79,272	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	3,165	126,774	24,080	42,694	416	5,329	78,500	79,272	35,872	208,716

Cost	$46,070	$2,902,977	$306,472	$437,697	$4,344	$163,189	$997,539	$1,168,659	$305,440	$3,597,254

Deferred contracts in the accumulation period:
Units owned by participants #	2,918	243,107	12,257	20,687	385	6,129	32,990	62,527	9,699	364,868
Minimum unit fair value #*	$17.628569	$13.778283	$36.770571	$22.268401	$12.606666	$54.631252	$60.967971	$17.226208	$34.451234	$15.867280
Maximum unit fair value #*	$17.892685	$14.240813	$43.289288	$24.467754	$12.606666	$60.685679	$111.318556	$29.604518	$37.853614	$17.647469
Contract liability	$51,552	$3,421,627	$519,637	$497,388	$4,856	$346,829	$2,202,146	$1,238,222	$360,516	$6,176,747

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	—	—	—	418	—	—	3,973
Minimum unit fair value #*	$—	$—	$—	$—	$—	$—	$65.004866	$—	$—	$17.647469
Maximum unit fair value #*	$—	$—	$—	$—	$—	$—	$68.425966	$—	$—	$17.647469
Contract liability	$—	$—	$—	$—	$—	$—	$27,246	$—	$—	$70,108

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Mid Cap Growth Fund	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Main Street Fund®	Invesco Oppenheimer V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund
	Sub-Account	Sub-Account	Sub-Account (10)(11)	Sub-Account	Sub-Account	Sub-Account (12)	Sub-Account (12)	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$4,858,372	$7,794,104	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	8,688,643	489,360	1,285,909
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	2,513,619	—	—	—	—	—	—	—
class S2	—	—	558,710	316,317	4,249,476	409,188	3,450,764	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	4,858,372	7,794,104	3,072,329	316,317	4,249,476	409,188	3,450,764	8,688,643	489,360	1,285,909
Due from Sponsor Company	—	—	4,802	—	—	—	—	—	—	—
Receivable for fund shares sold	919	1,894	—	13	229	17	185	371	24	24
Other assets	—	—	—	—	—	2	2	2	1	—
Total assets	4,859,291	7,795,998	3,077,131	316,330	4,249,705	409,207	3,450,951	8,689,016	489,385	1,285,933

Liabilities:
Due to Sponsor Company	919	1,894	—	13	229	17	185	371	24	24
Payable for fund shares purchased	—	—	4,802	—	—	—	—	—	—	—
Other liabilities	—	1	1	2	1	—	—	—	—	—
Total liabilities	919	1,895	4,803	15	230	17	185	371	24	24

Net assets:
For contract liabilities	$4,858,372	$7,794,103	$3,072,328	$316,315	$4,249,475	$409,190	$3,450,766	$8,688,645	$489,361	$1,285,909

Contract Liabilities:
class 1	$4,858,372	$7,794,103	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	8,688,645	489,361	1,285,909
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	2,513,618	—	—	—	—	—	—	—
class S2	—	—	558,710	316,315	4,249,475	409,190	3,450,766	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$4,858,372	$7,794,103	$3,072,328	$316,315	$4,249,475	$409,190	$3,450,766	$8,688,645	$489,361	$1,285,909

Shares:
class 1	630,139	173,356	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	1,521,654	26,495	88,379
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	23,507	—	—	—	—	—	—	—
class S2	—	—	5,698	4,608	82,739	13,871	128,233	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	630,139	173,356	29,205	4,608	82,739	13,871	128,233	1,521,654	26,495	88,379

Cost	$5,219,818	$3,119,643	$2,161,127	$242,049	$2,674,065	$368,425	$2,465,761	$9,511,061	$423,946	$767,602

Deferred contracts in the accumulation period:
Units owned by participants #	377,545	298,386	214,300	9,423	161,864	15,556	116,753	587,225	24,907	49,345
Minimum unit fair value #*	$11.985355	$24.560410	$14.198664	$26.045916	$22.845178	$22.967480	$25.775841	$12.925866	$18.787866	$25.153216
Maximum unit fair value #*	$13.056240	$26.651034	$14.399603	$30.380295	$37.759849	$35.939803	$42.304096	$19.497164	$27.496560	$26.271547
Contract liability	$4,774,915	$7,676,238	$3,070,021	$276,047	$4,224,245	$409,190	$3,435,469	$8,618,626	$489,361	$1,285,909

Contracts in payout (annuitization) period:
Units owned by participants #	6,392	4,423	160	1,395	997	—	511	4,783	—	—
Minimum unit fair value #*	$13.056240	$26.651034	$14.399603	$28.860737	$25.314221	$—	$28.561159	$14.323548	$—	$—
Maximum unit fair value #*	$13.056240	$26.651034	$14.399603	$28.860737	$25.314221	$—	$30.064694	$15.078038	$—	$—
Contract liability	$83,457	$117,865	$2,307	$40,268	$25,230	$—	$15,297	$70,019	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Small Cap Value Fund	JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust U.S. Equity Portfolio	JPMorgan Insurance Trust Mid Cap Value Portfolio	Putnam VT Equity Income Fund	PIMCO VIT All Asset Portfolio	PIMCO StocksPLUS® Global Portfolio	Prudential Series Jennison 20/20 Focus Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	13,471	318,188	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	12,451	278,342	159,201	—	—	—	27,482	—	—	—
class II	—	—	—	—	—	—	—	—	—	8,207
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	23,227,773	4,213,001	2,840,485	—	—	—	—
Total investments	12,451	278,342	159,201	23,227,773	4,213,001	2,840,485	27,482	13,471	318,188	8,207
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	1	15	7	1,202	197	280	1	—	6	—
Other assets	—	—	1	—	—	1	—	—	1	—
Total assets	12,452	278,357	159,209	23,228,975	4,213,198	2,840,766	27,483	13,471	318,195	8,207

Liabilities:
Due to Sponsor Company	1	15	7	1,202	197	280	1	—	6	—
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	2	—	—	—	—	—	1
Total liabilities	1	15	7	1,204	197	280	1	—	6	1

Net assets:
For contract liabilities	$12,451	$278,342	$159,202	$23,227,771	$4,213,001	$2,840,486	$27,482	$13,471	$318,189	$8,206

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	13,471	318,189	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	12,451	278,342	159,202	—	—	—	27,482	—	—	—
class II	—	—	—	—	—	—	—	—	—	8,206
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	23,227,771	4,213,001	2,840,486	—	—	—	—
Total contract liabilities	$12,451	$278,342	$159,202	$23,227,771	$4,213,001	$2,840,486	$27,482	$13,471	$318,189	$8,206

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	1,202	35,953	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	1,217	16,890	15,904	—	—	—	1,077	—	—	—
class II	—	—	—	—	—	—	—	—	—	174
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	1,955,200	112,647	260,834	—	—	—	—
Total shares	1,217	16,890	15,904	1,955,200	112,647	260,834	1,077	1,202	35,953	174

Cost	$11,248	$190,425	$202,570	$21,601,076	$2,587,385	$2,833,911	$21,141	$13,049	$320,313	$2,049

Deferred contracts in the accumulation period:
Units owned by participants #	829	22,029	7,887	1,432,126	97,271	90,359	795	926	17,465	282
Minimum unit fair value #*	$9.485878	$11.131976	$17.763636	$13.230314	$36.973478	$27.139932	$28.991681	$14.544835	$16.885926	$4.069926
Maximum unit fair value #*	$10.114857	$18.639312	$29.282783	$23.715722	$64.827518	$48.921520	$37.523333	$14.544835	$18.553325	$40.601528
Contract liability	$8,037	$268,880	$159,202	$22,692,519	$4,136,228	$2,808,133	$27,482	$13,471	$318,189	$8,206

Contracts in payout (annuitization) period:
Units owned by participants #	459	818	—	32,968	1,816	1,043	—	—	—	—
Minimum unit fair value #*	$9.608482	$11.569090	$—	$16.235614	$42.274157	$31.030844	$—	$—	$—	$—
Maximum unit fair value #*	$9.608482	$11.569090	$—	$16.235614	$42.274157	$31.030844	$—	$—	$—	$—
Contract liability	$4,414	$9,462	$—	$535,252	$76,773	$32,353	$—	$—	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Prudential Series Jennison Portfolio	Prudential Series Value Portfolio	Prudential Series SP International Growth Portfolio	ClearBridge Variable Dividend Strategy Portfolio	Western Asset Variable Global High Yield Bond Portfolio	Clearbridge Variable Large Cap Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Wells Fargo VT Index Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	30,544
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	28,938	34,621	708,691	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	405,829	18,826	12,962	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	21,388,365	—
class S2	—	—	—	—	—	—	1,119,528	174,528	386,740	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	405,829	18,826	12,962	28,938	34,621	708,691	1,119,528	174,528	21,775,105	30,544
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	33	1	1	1	1	27	130	10	1,516	1
Other assets	—	—	—	—	—	—	—	—	2	—
Total assets	405,862	18,827	12,963	28,939	34,622	708,718	1,119,658	174,538	21,776,623	30,545

Liabilities:
Due to Sponsor Company	33	1	1	1	1	27	130	10	1,516	1
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	1	—	—	—	—	—	1	—	—
Total liabilities	33	2	1	1	1	27	130	11	1,516	1

Net assets:
For contract liabilities	$405,829	$18,825	$12,962	$28,938	$34,621	$708,691	$1,119,528	$174,527	$21,775,107	$30,544

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	30,544
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	28,938	34,621	708,691	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	405,829	18,825	12,962	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	21,388,365	—
class S2	—	—	—	—	—	—	1,119,528	174,527	386,742	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$405,829	$18,825	$12,962	$28,938	$34,621	$708,691	$1,119,528	$174,527	$21,775,107	$30,544

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	1,396
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	1,309	4,660	35,720	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	3,347	518	1,103	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	240,049	—
class S2	—	—	—	—	—	—	59,868	10,861	4,587	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	3,347	518	1,103	1,309	4,660	35,720	59,868	10,861	244,636	1,396

Cost	$194,847	$9,993	$5,957	$21,535	$37,935	$690,439	$1,072,478	$174,148	$14,050,185	$21,219

Deferred contracts in the accumulation period:
Units owned by participants #	91,943	8,395	6,207	1,240	11,858	224,136	50,459	6,146	630,944	4,539
Minimum unit fair value #*	$3.776148	$2.045820	$2.088604	$23.341136	$2.919678	$3.059826	$18.896833	$26.997703	$30.787038	$3.084251
Maximum unit fair value #*	$31.769620	$2.337556	$2.088604	$23.341136	$2.919678	$3.059826	$32.458675	$31.529939	$38.036567	$30.000358
Contract liability	$404,758	$18,825	$12,962	$28,938	$34,621	$685,817	$1,119,528	$174,527	$21,607,342	$30,544

Contracts in payout (annuitization) period:
Units owned by participants #	34	—	—	—	—	7,476	—	—	4,680	—
Minimum unit fair value #*	$31.769620	$—	$—	$—	$—	$3.059826	$—	$—	$35.000205	$—
Maximum unit fair value #*	$31.769620	$—	$—	$—	$—	$3.059826	$—	$—	$36.220047	$—
Contract liability	$1,071	$—	$—	$—	$—	$22,874	$—	$—	$167,765	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (concluded)
December 31, 2020

	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Overseas Core Fund	CTIVP® - Loomis Sayles Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$689,217	$1,115,744	$—	$5,062,463	$—	$—	$—	$8,065,487	$—	$6,941,825
class 2	13,391	15,657	16,455	48,943	—	—	—	—	4,622,203	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	4,991,583	7,803,312	7,287,564	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	702,608	1,131,401	16,455	5,111,406	4,991,583	7,803,312	7,287,564	8,065,487	4,622,203	6,941,825
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	32	57	1	1,045	681	584	477	11,013	355	1,190
Other assets	—	—	—	—	4	—	1	1	1	—
Total assets	702,640	1,131,458	16,456	5,112,451	4,992,268	7,803,896	7,288,042	8,076,501	4,622,559	6,943,015

Liabilities:
Due to Sponsor Company	32	57	1	1,045	681	584	477	11,013	355	1,190
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	1	—	—	1	—	2	—	—	—	—
Total liabilities	33	57	1	1,046	681	586	477	11,013	355	1,190

Net assets:
For contract liabilities	$702,607	$1,131,401	$16,455	$5,111,405	$4,991,587	$7,803,310	$7,287,565	$8,065,488	$4,622,204	$6,941,825

Contract Liabilities:
class 1	$689,216	$1,115,744	$—	$5,062,463	$—	$—	$—	$8,065,488	$—	$6,941,825
class 2	13,391	15,657	16,455	48,942	—	—	—	—	4,622,204	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	4,991,587	7,803,310	7,287,565	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$702,607	$1,131,401	$16,455	$5,111,405	$4,991,587	$7,803,310	$7,287,565	$8,065,488	$4,622,204	$6,941,825

Shares:
class 1	372,550	72,687	—	171,725	—	—	—	273,592	—	140,126
class 2	6,974	1,064	338	1,652	—	—	—	—	328,048	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	179,038	311,385	401,740	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	379,524	73,751	338	173,377	179,038	311,385	401,740	273,592	328,048	140,126

Cost	$1,085,155	$729,143	$8,490	$3,699,364	$4,226,915	$5,874,306	$6,180,388	$3,758,177	$4,182,119	$3,210,643

Deferred contracts in the accumulation period:
Units owned by participants #	394,633	27,453	246	170,420	254,087	353,542	523,081	361,470	350,469	306,216
Minimum unit fair value #*	$1.189636	$5.454260	$66.999860	$26.997501	$18.600633	$20.585652	$12.981200	$21.120145	$12.554366	$21.335639
Maximum unit fair value #*	$16.984489	$46.135200	$66.999860	$33.154804	$20.147433	$22.899150	$14.569220	$22.260196	$13.232276	$22.433566
Contract liability	$693,307	$1,128,477	$16,455	$5,084,275	$4,975,245	$7,674,973	$7,210,342	$7,898,550	$4,528,010	$6,729,869

Contracts in payout (annuitization) period:
Units owned by participants #	5,844	65	—	881	817	5,752	5,510	7,499	7,118	9,448
Minimum unit fair value #*	$1.308608	$44.016261	$—	$29.778867	$19.734511	$21.905226	$13.854441	$22.260196	$13.232276	$22.433566
Maximum unit fair value #*	$2.260172	$45.655594	$—	$30.912290	$20.087887	$22.363560	$14.144413	$22.260196	$13.232276	$22.433566
Contract liability	$9,300	$2,924	$—	$27,130	$16,342	$128,337	$77,223	$166,938	$94,194	$211,956

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Formerly American Funds Insurance Series® Global Bond Fund. Change effective May 1, 2020.
(2) Merged assets from Hartford High Yield HLS Fund. Change effective September 25, 2020.
(3) Merged assets from Hartford Value HLS Fund. Change effective September 18, 2020.
(4) Merged assets from Hartford Growth Opportunities HLS Fund. Change effective September 18, 2020.
(5) Merged assets from Hartford Global Growth HLS Fund. Change effective September 18, 2020.
(6) Merged assets from Hartford MidCap Value HLS Fund. Change effective September 18, 2020.
(7) Merged assets from Hartford MidCap Growth HLS Fund. Change effective September 18, 2020.
(8) Merged assets from Hartford U.S. Government Securities HLS Fund. Change effective September 25, 2020.
(9) Formerly Lord Abbett Series Fund – Calibrated Dividend Growth Portfolio. Change effective April 1, 2020.
(10) Funded as of April 30, 2020.
(11) Merged assets from Invesco V.I. Mid Cap Growth Fund. Change effective April 30, 2020.
(12) See Note 8 for additional information related to this Sub-Account.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations
For the Periods Ended December 31, 2020

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$27,766	$248	$56,031	$52,653	$8,871	$4,272	$39,990	$305,933	$1,667,233	$19,898

Expenses:
Administrative charges	—	—	—	—	—	—	(14,055)	(38,501)	(95,411)	(422)
Mortality and expense risk charges	(8,826)	(491)	(39,643)	(52,739)	(16,631)	(7,042)	(177,269)	(390,555)	(1,134,475)	(6,406)
Total expenses	(8,826)	(491)	(39,643)	(52,739)	(16,631)	(7,042)	(191,324)	(429,056)	(1,229,886)	(6,828)
Net investment income (loss)	18,940	(243)	16,388	(86)	(7,760)	(2,770)	(151,334)	(123,123)	437,347	13,070

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	71,961	6,383	(121,538)	(48,305)	(35,769)	16,385	(973,271)	370,464	289,286	(4,283)
Net realized gain distributions	34,024	5,336	79,841	—	54,647	33,353	453,505	5,308,994	—	—
Change in unrealized appreciation (depreciation) during the period	(114,624)	11,029	223,233	166,716	42,670	48,552	988,900	(2,758,899)	2,267,943	(3,380)
Net gain (loss) on investments	(8,639)	22,748	181,536	118,411	61,548	98,290	469,134	2,920,559	2,557,229	(7,663)
Net increase (decrease) in net assets resulting from operations	$10,301	$22,505	$197,924	$118,325	$53,788	$95,520	$317,800	$2,797,436	$2,994,576	$5,407

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	AB VPS Growth and Income Portfolio	American Funds Insurance Series® Capital World Bond Fund	American Funds Insurance Series® Global Growth and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account

Investment income:
Dividends	$546,489	$157,633	$48,460	$74,079	$165	$139,611	$1,280	$1,157	$230,081	$441,646

Expenses:
Administrative charges	(24,852)	(29,860)	(45)	—	—	—	—	—	—	—
Mortality and expense risk charges	(363,588)	(385,423)	(290,483)	(14,451)	(97)	(899,198)	(513)	(1,313)	(348,743)	(625,480)
Total expenses	(388,440)	(415,283)	(290,528)	(14,451)	(97)	(899,198)	(513)	(1,313)	(348,743)	(625,480)
Net investment income (loss)	158,049	(257,650)	(242,068)	59,628	68	(759,587)	767	(156)	(118,662)	(183,834)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	865,257	(632,253)	(50,526)	(25,150)	221	—	187	(1,916)	174,919	713,344
Net realized gain distributions	543,598	4,462,897	1,408,130	49,487	150	—	—	4,733	334,034	945,165
Change in unrealized appreciation (depreciation) during the period	1,324,231	(2,055,784)	3,179,534	(6,898)	(559)	—	1,151	(1,781)	1,092,691	657,904
Net gain (loss) on investments	2,733,086	1,774,860	4,537,138	17,439	(188)	—	1,338	1,036	1,601,644	2,316,413
Net increase (decrease) in net assets resulting from operations	$2,891,135	$1,517,210	$4,295,070	$77,067	$(120)	$(759,587)	$2,105	$880	$1,482,982	$2,132,579

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	American Funds Insurance Series® Asset Allocation Fund	American Funds Insurance Series® Blue Chip Income and Growth Fund	American Funds Insurance Series® Bond Fund	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® New World Fund	American Funds Insurance Series® Global Small Capitalization Fund	Columbia Variable Portfolio - Small Company Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$2,067,161	$1,020,948	$2,317,948	$155,045	$1,323,665	$3,986,737	$464,275	$17,778	$50,337	$—

Expenses:
Administrative charges	(187,660)	(78,560)	(150,630)	(67,249)	(606,312)	(434,758)	(88,705)	(32,329)	(39,645)	—
Mortality and expense risk charges	(2,121,331)	(1,005,887)	(1,736,984)	(739,150)	(7,078,883)	(4,920,421)	(1,212,344)	(436,598)	(514,929)	(109,662)
Total expenses	(2,308,991)	(1,084,447)	(1,887,614)	(806,399)	(7,685,195)	(5,355,179)	(1,301,049)	(468,927)	(554,574)	(109,662)
Net investment income (loss)	(241,830)	(63,499)	430,334	(651,354)	(6,361,530)	(1,368,442)	(836,774)	(451,149)	(504,237)	(109,662)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	4,271,604	519,427	1,129,990	2,318,132	25,336,598	7,106,229	496,021	1,000,918	1,065,943	388,313
Net realized gain distributions	588,624	724,112	1,044,257	1,278,535	10,288,398	8,029,643	—	278,755	1,950,649	93,465
Change in unrealized appreciation (depreciation) during the period	7,846,714	2,598,719	5,711,295	8,794,434	150,660,943	19,072,366	10,312,974	4,422,439	5,714,086	2,406,417
Net gain (loss) on investments	12,706,942	3,842,258	7,885,542	12,391,101	186,285,939	34,208,238	10,808,995	5,702,112	8,730,678	2,888,195
Net increase (decrease) in net assets resulting from operations	$12,465,112	$3,778,759	$8,315,876	$11,739,747	$179,924,409	$32,839,796	$9,972,221	$5,250,963	$8,226,441	$2,778,533

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$632	$10,252	$33,211	$5,210	$102	$1,336	$1,563,892	$12,923,448	$—

Expenses:
Administrative charges	(1,080)	—	—	—	—	—	—	(173,325)	(301,197)	(36,295)
Mortality and expense risk charges	(10,767)	(27,804)	(199,547)	(132,880)	(9,024)	(4,218)	(255)	(2,022,091)	(3,554,668)	(430,645)
Total expenses	(11,847)	(27,804)	(199,547)	(132,880)	(9,024)	(4,218)	(255)	(2,195,416)	(3,855,865)	(466,940)
Net investment income (loss)	(11,847)	(27,172)	(189,295)	(99,669)	(3,814)	(4,116)	1,081	(631,524)	9,067,583	(466,940)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	16,818	194,803	977,304	94,851	91	4,935	(33)	2,698,685	(1,979,991)	1,477,593
Net realized gain distributions	52,928	147,460	68,888	—	27,407	3,211	421	6,633,106	183,335	2,392,299
Change in unrealized appreciation (depreciation) during the period	187,144	402,301	2,351,054	1,567,742	11,002	59,506	1,293	7,621,955	(12,334,182)	5,216,953
Net gain (loss) on investments	256,890	744,564	3,397,246	1,662,593	38,500	67,652	1,681	16,953,746	(14,130,838)	9,086,845
Net increase (decrease) in net assets resulting from operations	$245,043	$717,392	$3,207,951	$1,562,924	$34,686	$63,536	$2,762	$16,322,222	$(5,063,255)	$8,619,905

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$12,361	$—	$120,935	$3,433,678	$3,288,093	$521,474	$1,484,075	$1,911,527	$786,058	$—

Expenses:
Administrative charges	(574)	(63,975)	—	(89,398)	(164,007)	(15,166)	(63,727)	(90,274)	(40,846)	(18,325)
Mortality and expense risk charges	(5,437)	(748,932)	(139,063)	(1,130,461)	(1,876,083)	(207,740)	(687,809)	(1,026,210)	(583,142)	(215,844)
Total expenses	(6,011)	(812,907)	(139,063)	(1,219,859)	(2,040,090)	(222,906)	(751,536)	(1,116,484)	(623,988)	(234,169)
Net investment income (loss)	6,350	(812,907)	(18,128)	2,213,819	1,248,003	298,568	732,539	795,043	162,070	(234,169)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(5,048)	123,171	(595,542)	(1,502,094)	(1,860,922)	196,479	(1,158,552)	(2,550,980)	(1,643,116)	310,508
Net realized gain distributions	39,711	5,889,693	523,991	—	4,583,866	310,088	—	—	632,858	756,927
Change in unrealized appreciation (depreciation) during the period	(72,075)	14,071,218	506,761	254,386	(14,282,385)	932,637	(40,815)	3,377,086	(2,322,917)	3,538,499
Net gain (loss) on investments	(37,412)	20,084,082	435,210	(1,247,708)	(11,559,441)	1,439,204	(1,199,367)	826,106	(3,333,175)	4,605,934
Net increase (decrease) in net assets resulting from operations	$(31,062)	$19,271,175	$417,082	$966,111	$(10,311,438)	$1,737,772	$(466,828)	$1,621,149	$(3,171,105)	$4,371,765

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund
	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account (3)	Sub-Account	Sub-Account (4)	Sub-Account (5)(6)	Sub-Account (7)	Sub-Account (8)

Investment income:
Dividends	$613,081	$152,028	$2,869,835	$710,182	$1,073,400	$246	$3,781	$92,884	$—	$421,745

Expenses:
Administrative charges	—	(8,502)	(22,966)	(21,088)	(13,841)	(121)	(307)	(461)	(76)	(72)
Mortality and expense risk charges	(123,516)	(184,510)	(1,268,193)	(1,294,392)	(917,874)	(1,009)	(13,303)	(232,415)	(218,433)	(51,013)
Total expenses	(123,516)	(193,012)	(1,291,159)	(1,315,480)	(931,715)	(1,130)	(13,610)	(232,876)	(218,509)	(51,085)
Net investment income (loss)	489,565	(40,984)	1,578,676	(605,298)	141,685	(884)	(9,829)	(139,992)	(218,509)	370,660

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(251,204)	300,664	922,050	1,744,600	(100,050)	227	(98,720)	331,132	571,410	(517,442)
Net realized gain distributions	—	529,983	174,450	6,050,668	3,035,300	16,039	404,354	695,174	8,265,431	—
Change in unrealized appreciation (depreciation) during the period	(816,931)	140,174	2,721,172	8,040,991	391,727	855	(133,014)	3,239,781	(2,188,952)	141,432
Net gain (loss) on investments	(1,068,135)	970,821	3,817,672	15,836,259	3,326,977	17,121	172,620	4,266,087	6,647,889	(376,010)
Net increase (decrease) in net assets resulting from operations	$(578,570)	$929,837	$5,396,348	$15,230,961	$3,468,662	$16,237	$162,791	$4,126,095	$6,429,380	$(5,350)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund
	Sub-Account	Sub-Account (9)	Sub-Account (10)(11)	Sub-Account (12)	Sub-Account (13)	Sub-Account	Sub-Account	Sub-Account	Sub-Account (14)	Sub-Account (15)

Investment income:
Dividends	$96,517	$—	$402	$1,565	$917,614	$—	$—	$83,223	$110,567	$14,194

Expenses:
Administrative charges	(1,773)	—	(1,015)	—	(53,176)	(2,470)	(125)	(7,604)	(143)	—
Mortality and expense risk charges	(84,179)	(13,739)	(16,681)	(5,060)	(659,529)	(49,546)	(20,932)	(106,588)	(36,442)	(9,145)
Total expenses	(85,952)	(13,739)	(17,696)	(5,060)	(712,705)	(52,016)	(21,057)	(114,192)	(36,585)	(9,145)
Net investment income (loss)	10,565	(13,739)	(17,294)	(3,495)	204,909	(52,016)	(21,057)	(30,969)	73,982	5,049

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	193,696	(223,343)	7,360	(122,191)	136,253	38,252	20,469	328,776	32,540	(141,279)
Net realized gain distributions	—	303,289	90,587	30,435	—	415,317	50,501	399,613	—	123,991
Change in unrealized appreciation (depreciation) during the period	752,496	3,460	416,651	23,644	(501,993)	824,328	378,846	(149,719)	34,002	(116,942)
Net gain (loss) on investments	946,192	83,406	514,598	(68,112)	(365,740)	1,277,897	449,816	578,670	66,542	(134,230)
Net increase (decrease) in net assets resulting from operations	$956,757	$69,667	$497,304	$(71,607)	$(160,831)	$1,225,881	$428,759	$547,701	$140,524	$(129,181)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Rational Trend Aggregation VA Fund	Rational Insider Buying VA Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Global Equity Series	MFS® Investors Trust Series	MFS® Mid Cap Growth Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (16)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$14,110	$—	$6,891	$21,666	$274,755	$18,628	$—	$41,324	$241,520	$—

Expenses:
Administrative charges	(2,642)	(1,859)	—	—	—	—	(34,588)	(5,727)	(59,353)	(26,767)
Mortality and expense risk charges	(28,259)	(40,253)	(4,324)	(36,792)	(111,541)	(18,194)	(441,205)	(62,946)	(633,155)	(321,294)
Total expenses	(30,901)	(42,112)	(4,324)	(36,792)	(111,541)	(18,194)	(475,793)	(68,673)	(692,508)	(348,061)
Net investment income (loss)	(16,791)	(42,112)	2,567	(15,126)	163,214	434	(475,793)	(27,349)	(450,988)	(348,061)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(56,009)	(123,501)	(32,988)	30,968	29,424	21,622	2,701,990	79,049	1,991,469	545,095
Net realized gain distributions	—	192,641	1,110	43,533	—	—	1,700,529	136,569	1,156,166	1,328,957
Change in unrealized appreciation (depreciation) during the period	58,277	292,739	32,322	196,052	176,822	(24,884)	2,924,847	135,015	1,779,469	3,743,762
Net gain (loss) on investments	2,268	361,879	444	270,553	206,246	(3,262)	7,327,366	350,633	4,927,104	5,617,814
Net increase (decrease) in net assets resulting from operations	$(14,523)	$319,767	$3,011	$255,427	$369,460	$(2,828)	$6,851,573	$323,284	$4,476,116	$5,269,753

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	MFS® New Discovery Series	MFS® Total Return Series	MFS® Value Series	MFS® Total Return Bond Series	MFS® Research Series	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$2,517,444	$655,991	$1,950,287	$25,994	$1,209,000	$786,971	$589	$46,488	$—

Expenses:
Administrative charges	(44,539)	(167,896)	(41,281)	(81,626)	(6,043)	—	—	—	—	(639)
Mortality and expense risk charges	(466,818)	(1,813,347)	(684,308)	(840,135)	(61,667)	(389,425)	(155,165)	(291)	(23,113)	(8,218)
Total expenses	(511,357)	(1,981,243)	(725,589)	(921,761)	(67,710)	(389,425)	(155,165)	(291)	(23,113)	(8,857)
Net investment income (loss)	(511,357)	536,201	(69,598)	1,028,526	(41,716)	819,575	631,806	298	23,375	(8,857)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,610,516	2,167,118	926,643	545,469	101,567	(394,173)	(257,340)	45	41,566	2,947
Net realized gain distributions	2,621,744	2,933,655	1,937,056	—	143,291	—	—	2,867	203,205	28,545
Change in unrealized appreciation (depreciation) during the period	7,358,567	2,434,115	(1,850,923)	1,812,420	287,573	117,297	119,726	5,381	205,610	127,907
Net gain (loss) on investments	11,590,827	7,534,888	1,012,776	2,357,889	532,431	(276,876)	(137,614)	8,293	450,381	159,399
Net increase (decrease) in net assets resulting from operations	$11,079,470	$8,071,089	$943,178	$3,386,415	$490,715	$542,699	$494,192	$8,591	$473,756	$150,542

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund	Columbia Variable Portfolio - Asset Allocation Fund	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Mid Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (17)	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$9,307	$123	$—	$—	$6,721	$—	$43,750	$—	$223,728	$—

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	(2,726)	(2,831)
Mortality and expense risk charges	(3,127)	(80)	(5,973)	(27,622)	(15,509)	(2,320)	(11,243)	(121,273)	(95,124)	(139,380)
Total expenses	(3,127)	(80)	(5,973)	(27,622)	(15,509)	(2,320)	(11,243)	(121,273)	(97,850)	(142,211)
Net investment income (loss)	6,180	43	(5,973)	(27,622)	(8,788)	(2,320)	32,507	(121,273)	125,878	(142,211)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	5,055	38	30,039	310,176	(22,840)	6,317	(498,573)	236,829	(101,389)	669,075
Net realized gain distributions	16,788	50	27,773	185,015	10,257	33,106	447,923	—	—	—
Change in unrealized appreciation (depreciation) during the period	(9,158)	134	148,461	1,089,207	51,010	81,640	(113,129)	(174,362)	133,247	1,453,467
Net gain (loss) on investments	12,685	222	206,273	1,584,398	38,427	121,063	(163,779)	62,467	31,858	2,122,542
Net increase (decrease) in net assets resulting from operations	$18,865	$265	$200,300	$1,556,776	$29,639	$118,743	$(131,272)	$(58,806)	$157,736	$1,980,331

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Main Street Fund®	Invesco Oppenheimer V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund
	Sub-Account (18)(19)	Sub-Account	Sub-Account	Sub-Account (21)	Sub-Account (21)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$—	$16,148	$4,343	$10,582	$646,316	$9,199	$616	$329	$3,866

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(33,332)	(4,617)	(60,879)	(5,975)	(48,041)	(132,495)	(8,838)	(9,132)	(197)	(4,588)
Total expenses	(33,332)	(4,617)	(60,879)	(5,975)	(48,041)	(132,495)	(8,838)	(9,132)	(197)	(4,588)
Net investment income (loss)	(33,332)	(4,617)	(44,731)	(1,632)	(37,459)	513,821	361	(8,516)	132	(722)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	70,297	17,359	186,854	6,030	94,714	(239,285)	2,833	219,261	(166)	3,430
Net realized gain distributions	—	41,546	133,907	36,778	42,199	—	9,493	87,121	193	—
Change in unrealized appreciation (depreciation) during the period	911,202	25,007	570,679	2,908	521,268	(532,839)	35,660	133,828	(83)	21,936
Net gain (loss) on investments	981,499	83,912	891,440	45,716	658,181	(772,124)	47,986	440,210	(56)	25,366
Net increase (decrease) in net assets resulting from operations	$948,167	$79,295	$846,709	$44,084	$620,722	$(258,303)	$48,347	$431,694	$76	$24,644

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Putnam VT Small Cap Value Fund	JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust U.S. Equity Portfolio	JPMorgan Insurance Trust Mid Cap Value Portfolio	Putnam VT Equity Income Fund	PIMCO VIT All Asset Portfolio	PIMCO StocksPLUS® Global Portfolio	Prudential Series Jennison 20/20 Focus Portfolio	Prudential Series Jennison Portfolio	Prudential Series Value Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$1,308	$459,333	$31,668	$38,866	$927	$587	$3,239	$—	$—	$—

Expenses:
Administrative charges	—	—	—	—	—	—	—	(10)	(343)	—
Mortality and expense risk charges	(2,168)	(369,278)	(60,730)	(41,403)	(278)	(78)	(2,032)	(94)	(3,886)	(267)
Total expenses	(2,168)	(369,278)	(60,730)	(41,403)	(278)	(78)	(2,032)	(104)	(4,229)	(267)
Net investment income (loss)	(860)	90,055	(29,062)	(2,537)	649	509	1,207	(104)	(4,229)	(267)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(11,097)	276,423	349,044	(79,155)	2,024	(5)	(11,472)	87	10,098	199
Net realized gain distributions	—	—	255,387	162,158	3,734	—	29,771	—	—	—
Change in unrealized appreciation (depreciation) during the period	17,232	1,065,247	272,679	(72,675)	(8,109)	402	20,111	1,836	94,749	310
Net gain (loss) on investments	6,135	1,341,670	877,110	10,328	(2,351)	397	38,410	1,923	104,847	509
Net increase (decrease) in net assets resulting from operations	$5,275	$1,431,725	$848,048	$7,791	$(1,702)	$906	$39,617	$1,819	$100,618	$242

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Prudential Series SP International Growth Portfolio	ClearBridge Variable Dividend Strategy Portfolio	Western Asset Variable Global High Yield Bond Portfolio	Clearbridge Variable Large Cap Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (20)	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$388	$1,323	$8,995	$19,466	$3,372	$12,850	$—	$232	$18,249

Expenses:
Administrative charges	—	—	(50)	(980)	(281)	(177)	—	—	—	—
Mortality and expense risk charges	(150)	(383)	(417)	(8,168)	(13,689)	(3,302)	(357,574)	(13,146)	(509)	(10,107)
Total expenses	(150)	(383)	(467)	(9,148)	(13,970)	(3,479)	(357,574)	(13,146)	(509)	(10,107)
Net investment income (loss)	(150)	5	856	(153)	5,496	(107)	(344,724)	(13,146)	(277)	8,142

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	285	455	(318)	2,752	(19,855)	(4,710)	1,316,457	(681,221)	503	(67,245)
Net realized gain distributions	—	243	—	70,555	16,432	4,192	1,365,934	620,829	2,238	—
Change in unrealized appreciation (depreciation) during the period	2,872	733	1,395	(49,139)	33,041	(9,969)	3,889,113	(14,791)	1,442	89,169
Net gain (loss) on investments	3,157	1,431	1,077	24,168	29,618	(10,487)	6,571,504	(75,183)	4,183	21,924
Net increase (decrease) in net assets resulting from operations	$3,007	$1,436	$1,933	$24,015	$35,114	$(10,594)	$6,226,780	$(88,329)	$3,906	$30,066

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Operations (concluded)
For the Periods Ended December 31, 2020

	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Overseas Core Fund	CTIVP® - Loomis Sayles Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$—	$31,712	$32,812	$31,538	$140,771	$—	$58,913	$—

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(15,068)	(164)	(73,988)	(84,793)	(131,231)	(120,644)	(155,889)	(89,181)	(131,216)
Total expenses	(15,068)	(164)	(73,988)	(84,793)	(131,231)	(120,644)	(155,889)	(89,181)	(131,216)
Net investment income (loss)	(15,068)	(164)	(42,276)	(51,981)	(99,693)	20,127	(155,889)	(30,268)	(131,216)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	46,757	282	184,784	52,506	311,941	75,687	935,040	(29,284)	470,463
Net realized gain distributions	46,438	1,055	345,157	226,708	668,045	235,740	—	50,794	—
Change in unrealized appreciation (depreciation) during the period	304,887	5,110	366,243	485,941	423,022	397,995	1,327,754	300,625	1,293,818
Net gain (loss) on investments	398,082	6,447	896,184	765,155	1,403,008	709,422	2,262,794	322,135	1,764,281
Net increase (decrease) in net assets resulting from operations	$383,014	$6,283	$853,908	$713,174	$1,303,315	$729,549	$2,106,905	$291,867	$1,633,065

The accompanying notes are an integral part of these financial statements.

(1) Formerly American Funds Insurance Series® Global Bond Fund. Change effective May 1, 2020.
(2) Merged assets from Hartford High Yield HLS Fund. Change effective September 25, 2020.
(3) Merged assets from Hartford Value HLS Fund. Change effective September 18, 2020.
(4) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(5) Merged assets from Hartford Growth Opportunities HLS Fund. Change effective September 18, 2020.
(6) Merged assets from Hartford Global Growth HLS Fund. Change effective September 18, 2020.
(7) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(8) Merged into Hartford Total Return Bond HLS Fund. Change effective September 25, 2020.
(9) Merged into Hartford MidCap HLS Fund. Change effective September 18, 2020.
(10) Merged assets from Hartford MidCap Value HLS Fund. Change effective September 18, 2020.
(11) Merged assets from Hartford MidCap Growth HLS Fund. Change effective September 18, 2020.
(12) Merged into Hartford MidCap HLS Fund. Change effective September 18, 2020.
(13) Merged assets from Hartford U.S. Government Securities HLS Fund. Change effective September 25, 2020.
(14) Merged into Hartford Ultrashort Bond HLS Fund. Change effective September 25, 2020.
(15) Merged into Hartford Dividend and Growth HLS Fund. Change effective September 18, 2020.
(16) Formerly Lord Abbett Series Fund – Calibrated Dividend Growth Portfolio. Change effective April 1, 2020.
(17) Liquidated as of April 24, 2020.
(18) Funded as of April 30, 2020.
(19) Merged assets from Invesco V.I. Mid Cap Growth Fund. Change effective April 30, 2020.
(20) Merged into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund. Change effective April 30, 2020.
(21) See Note 8 for additional information related to this Sub-Account.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2020

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$18,940	$(243)	$16,388	$(86)	$(7,760)	$(2,770)	$(151,334)	$(123,123)	$437,347	$13,070
Net realized gain (loss) on security transactions	71,961	6,383	(121,538)	(48,305)	(35,769)	16,385	(973,271)	370,464	289,286	(4,283)
Net realized gain distributions	34,024	5,336	79,841	—	54,647	33,353	453,505	5,308,994	—	—
Change in unrealized appreciation (depreciation) during the period	(114,624)	11,029	223,233	166,716	42,670	48,552	988,900	(2,758,899)	2,267,943	(3,380)
Net increase (decrease) in net assets resulting from operations	10,301	22,505	197,924	118,325	53,788	95,520	317,800	2,797,436	2,994,576	5,407

Unit transactions:
Purchases	—	1,200	20,359	16,900	874	—	17,492	53,323	311,416	—
Net transfers	98,588	(16,075)	(12,676)	267,739	69,845	(18,821)	(203,515)	(845,192)	4,719,983	27,210
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(251,661)	(4,814)	(1,097,485)	(365,706)	(115,202)	(25,137)	(952,829)	(2,106,625)	(7,061,520)	(8,384)
Other transactions	—	—	994	(14)	—	1	224	2,110	3,774	—
Death benefits	(20,244)	—	(70,354)	(66,317)	(32,809)	(26,947)	(209,728)	(609,668)	(1,961,295)	(14,924)
Net annuity transactions	—	—	(424)	5,607	—	—	(15,553)	(59,854)	(26,743)	(348)
Net increase (decrease) in net assets resulting from unit transactions	(173,317)	(19,689)	(1,159,586)	(141,791)	(77,292)	(70,904)	(1,363,909)	(3,565,906)	(4,014,385)	3,554
Net increase (decrease) in net assets	(163,016)	2,816	(961,662)	(23,466)	(23,504)	24,616	(1,046,109)	(768,470)	(1,019,809)	8,961

Net assets:
Beginning of period	1,455,732	77,063	3,595,924	3,878,473	1,272,620	412,327	12,673,729	25,754,092	67,824,159	324,289
End of period	$1,292,716	$79,879	$2,634,262	$3,855,007	$1,249,116	$436,943	$11,627,620	$24,985,622	$66,804,350	$333,250

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	AB VPS Growth and Income Portfolio	American Funds Insurance Series® Capital World Bond Fund	American Funds Insurance Series® Global Growth and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account

Operations:
Net investment income (loss)	$158,049	$(257,650)	$(242,068)	$59,628	$68	$(759,587)	$767	$(156)	$(118,662)	$(183,834)
Net realized gain (loss) on security transactions	865,257	(632,253)	(50,526)	(25,150)	221	—	187	(1,916)	174,919	713,344
Net realized gain distributions	543,598	4,462,897	1,408,130	49,487	150	—	—	4,733	334,034	945,165
Change in unrealized appreciation (depreciation) during the period	1,324,231	(2,055,784)	3,179,534	(6,898)	(559)	—	1,151	(1,781)	1,092,691	657,904
Net increase (decrease) in net assets resulting from operations	2,891,135	1,517,210	4,295,070	77,067	(120)	(759,587)	2,105	880	1,482,982	2,132,579

Unit transactions:
Purchases	65,231	90,003	86,199	1,800	—	831,975	189	—	17,148	100,568
Net transfers	(292,415)	(450,300)	(346,705)	(48,184)	—	29,262,465	5,482	6,194	281,020	(1,176,954)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(2,518,092)	(1,917,615)	(1,285,901)	(133,046)	(550)	(20,203,218)	(2,382)	(5,214)	(1,757,065)	(3,205,937)
Other transactions	657	38	322	—	—	15,949	—	—	900	863
Death benefits	(465,525)	(573,846)	(491,971)	(11,840)	—	(2,337,570)	—	(2,503)	(238,213)	(701,738)
Net annuity transactions	10,934	(22,040)	(12,262)	—	—	347,628	—	(4,230)	(26,657)	(37,475)
Net increase (decrease) in net assets resulting from unit transactions	(3,199,210)	(2,873,760)	(2,050,318)	(191,270)	(550)	7,917,229	3,289	(5,753)	(1,722,867)	(5,020,673)
Net increase (decrease) in net assets	(308,075)	(1,356,550)	2,244,752	(114,203)	(670)	7,157,642	5,394	(4,873)	(239,885)	(2,888,094)

Net assets:
Beginning of period	26,541,900	25,506,863	17,488,092	1,049,703	6,965	45,661,891	81,643	102,971	20,234,122	41,881,710
End of period	$26,233,825	$24,150,313	$19,732,844	$935,500	$6,295	$52,819,533	$87,037	$98,098	$19,994,237	$38,993,616

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	American Funds Insurance Series® Asset Allocation Fund	American Funds Insurance Series® Blue Chip Income and Growth Fund	American Funds Insurance Series® Bond Fund	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® New World Fund	American Funds Insurance Series® Global Small Capitalization Fund	Columbia Variable Portfolio - Small Company Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(241,830)	$(63,499)	$430,334	$(651,354)	$(6,361,530)	$(1,368,442)	$(836,774)	$(451,149)	$(504,237)	$(109,662)
Net realized gain (loss) on security transactions	4,271,604	519,427	1,129,990	2,318,132	25,336,598	7,106,229	496,021	1,000,918	1,065,943	388,313
Net realized gain distributions	588,624	724,112	1,044,257	1,278,535	10,288,398	8,029,643	—	278,755	1,950,649	93,465
Change in unrealized appreciation (depreciation) during the period	7,846,714	2,598,719	5,711,295	8,794,434	150,660,943	19,072,366	10,312,974	4,422,439	5,714,086	2,406,417
Net increase (decrease) in net assets resulting from operations	12,465,112	3,778,759	8,315,876	11,739,747	179,924,409	32,839,796	9,972,221	5,250,963	8,226,441	2,778,533

Unit transactions:
Purchases	337,893	133,285	363,212	125,845	1,210,550	1,037,154	217,034	54,246	48,316	3,951
Net transfers	1,036,547	81,101	10,877,209	(553,224)	(27,502,350)	(4,790,556)	898,895	(800,692)	(1,113,370)	(494,741)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(10,663,381)	(5,366,804)	(10,530,161)	(3,706,336)	(36,665,838)	(26,886,561)	(6,905,814)	(2,097,511)	(2,761,843)	(458,718)
Other transactions	1,817	1,294	687	1,053	29,373	17,728	1,901	70	624	23
Death benefits	(3,789,433)	(1,102,786)	(2,360,625)	(882,715)	(9,577,247)	(6,688,296)	(1,297,628)	(426,370)	(449,084)	(86,109)
Net annuity transactions	(187,234)	(104,439)	(22,024)	(30,868)	(830,808)	(603,634)	21,322	(38,077)	12,536	(60,109)
Net increase (decrease) in net assets resulting from unit transactions	(13,263,791)	(6,358,349)	(1,671,702)	(5,046,245)	(73,336,320)	(37,914,165)	(7,064,290)	(3,308,334)	(4,262,821)	(1,095,703)
Net increase (decrease) in net assets	(798,679)	(2,579,590)	6,644,174	6,693,502	106,588,089	(5,074,369)	2,907,931	1,942,629	3,963,620	1,682,830

Net assets:
Beginning of period	135,014,446	67,075,208	111,523,128	46,013,318	410,095,735	327,072,132	85,410,841	27,625,726	33,336,774	4,755,462
End of period	$134,215,767	$64,495,618	$118,167,302	$52,706,820	$516,683,824	$321,997,763	$88,318,772	$29,568,355	$37,300,394	$6,438,292

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(11,847)	$(27,172)	$(189,295)	$(99,669)	$(3,814)	$(4,116)	$1,081	$(631,524)	$9,067,583	$(466,940)
Net realized gain (loss) on security transactions	16,818	194,803	977,304	94,851	91	4,935	(33)	2,698,685	(1,979,991)	1,477,593
Net realized gain distributions	52,928	147,460	68,888	—	27,407	3,211	421	6,633,106	183,335	2,392,299
Change in unrealized appreciation (depreciation) during the period	187,144	402,301	2,351,054	1,567,742	11,002	59,506	1,293	7,621,955	(12,334,182)	5,216,953
Net increase (decrease) in net assets resulting from operations	245,043	717,392	3,207,951	1,562,924	34,686	63,536	2,762	16,322,222	(5,063,255)	8,619,905

Unit transactions:
Purchases	—	—	4,121	44,351	700	—	—	589,708	667,430	33,579
Net transfers	(31,942)	(113,189)	(559,595)	(38,657)	1,818	15,214	38	(2,314,740)	(785,072)	(2,379,567)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(22,172)	(110,360)	(1,778,443)	(856,885)	(38,282)	(40,769)	(2,221)	(11,572,300)	(21,815,221)	(2,525,723)
Other transactions	—	4	(4)	853	(1)	—	—	17,508	12,102	(95)
Death benefits	—	—	(119,178)	(180,188)	(4,136)	—	—	(2,813,055)	(6,306,950)	(957,677)
Net annuity transactions	(279)	—	18,255	20,891	—	11,924	—	(409,689)	(763,357)	(44,195)
Net increase (decrease) in net assets resulting from unit transactions	(54,393)	(223,545)	(2,434,844)	(1,009,635)	(39,901)	(13,631)	(2,183)	(16,502,568)	(28,991,068)	(5,873,678)
Net increase (decrease) in net assets	190,650	493,847	773,107	553,289	(5,215)	49,905	579	(180,346)	(34,054,323)	2,746,227

Net assets:
Beginning of period	614,982	1,404,128	12,589,544	9,383,865	605,174	235,677	44,850	135,938,565	257,745,353	25,076,182
End of period	$805,632	$1,897,975	$13,362,651	$9,937,154	$599,959	$285,582	$45,429	$135,758,219	$223,691,030	$27,822,409

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$6,350	$(812,907)	$(18,128)	$2,213,819	$1,248,003	$298,568	$732,539	$795,043	$162,070	$(234,169)
Net realized gain (loss) on security transactions	(5,048)	123,171	(595,542)	(1,502,094)	(1,860,922)	196,479	(1,158,552)	(2,550,980)	(1,643,116)	310,508
Net realized gain distributions	39,711	5,889,693	523,991	—	4,583,866	310,088	—	—	632,858	756,927
Change in unrealized appreciation (depreciation) during the period	(72,075)	14,071,218	506,761	254,386	(14,282,385)	932,637	(40,815)	3,377,086	(2,322,917)	3,538,499
Net increase (decrease) in net assets resulting from operations	(31,062)	19,271,175	417,082	966,111	(10,311,438)	1,737,772	(466,828)	1,621,149	(3,171,105)	4,371,765

Unit transactions:
Purchases	—	321,540	8,770	267,580	338,267	26,217	151,597	148,990	111,612	307,169
Net transfers	20,325	(2,292,691)	78,106	1,544,636	2,680,407	(283,448)	4,083,508	(1,716,853)	3,132	(211,402)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(29,904)	(3,678,685)	(611,382)	(6,345,378)	(12,298,574)	(1,013,872)	(3,895,117)	(7,052,736)	(3,263,004)	(880,472)
Other transactions	1	630	7	4,331	5,290	165	409	741	358	112
Death benefits	(4,068)	(766,400)	(88,584)	(1,829,078)	(3,152,154)	(156,244)	(1,091,269)	(1,771,558)	(1,189,098)	(440,616)
Net annuity transactions	(2,296)	(21,473)	29,051	(122,640)	(336,116)	768	(3,722)	(113,597)	(70,175)	(10,630)
Net increase (decrease) in net assets resulting from unit transactions	(15,942)	(6,437,079)	(584,032)	(6,480,549)	(12,762,880)	(1,426,414)	(754,594)	(10,505,013)	(4,407,175)	(1,235,839)
Net increase (decrease) in net assets	(47,004)	12,834,096	(166,950)	(5,514,438)	(23,074,318)	311,358	(1,221,422)	(8,883,864)	(7,578,280)	3,135,926

Net assets:
Beginning of period	448,426	40,798,664	9,329,485	75,407,009	147,740,874	13,484,769	49,557,327	76,144,110	43,570,706	11,596,294
End of period	$401,422	$53,632,760	$9,162,535	$69,892,571	$124,666,556	$13,796,127	$48,335,905	$67,260,246	$35,992,426	$14,732,220

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund
	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account (3)	Sub-Account	Sub-Account (4)	Sub-Account (5)(6)	Sub-Account (7)	Sub-Account (8)

Operations:
Net investment income (loss)	$489,565	$(40,984)	$1,578,676	$(605,298)	$141,685	$(884)	$(9,829)	$(139,992)	$(218,509)	$370,660
Net realized gain (loss) on security transactions	(251,204)	300,664	922,050	1,744,600	(100,050)	227	(98,720)	331,132	571,410	(517,442)
Net realized gain distributions	—	529,983	174,450	6,050,668	3,035,300	16,039	404,354	695,174	8,265,431	—
Change in unrealized appreciation (depreciation) during the period	(816,931)	140,174	2,721,172	8,040,991	391,727	855	(133,014)	3,239,781	(2,188,952)	141,432
Net increase (decrease) in net assets resulting from operations	(578,570)	929,837	5,396,348	15,230,961	3,468,662	16,237	162,791	4,126,095	6,429,380	(5,350)

Unit transactions:
Purchases	41,683	64,661	381,097	261,746	240,076	—	234	46,212	79,170	16,788
Net transfers	977,312	241,999	3,590,051	(5,472,189)	729,289	307	(108,376)	(1,682,318)	(4,019,935)	403,107
Net interfund transfers due to corporate actions	—	—	4,775,368	—	843,532	—	(1,092,732)	21,926,661	(20,833,929)	(4,775,368)
Surrenders for benefit payments and fees	(861,281)	(851,612)	(9,213,494)	(8,749,128)	(6,848,860)	(1,245)	(38,342)	(1,395,694)	(1,579,707)	(302,345)
Other transactions	(1)	—	750	4,409	1,753	—	4	—	22	(1)
Death benefits	(176,069)	(300,885)	(2,107,677)	(2,215,218)	(1,785,042)	—	(2,045)	(371,289)	(216,042)	(38,642)
Net annuity transactions	60,755	(85,990)	234,131	(226,739)	(27,572)	—	(2,713)	36,340	(30,962)	(21,237)
Net increase (decrease) in net assets resulting from unit transactions	42,399	(931,827)	(2,339,774)	(16,397,119)	(6,846,824)	(938)	(1,243,970)	18,559,912	(26,601,383)	(4,717,698)
Net increase (decrease) in net assets	(536,171)	(1,990)	3,056,574	(1,166,158)	(3,378,162)	15,299	(1,081,179)	22,686,007	(20,172,003)	(4,723,048)

Net assets:
Beginning of period	8,477,945	10,869,114	81,197,075	90,325,910	66,122,230	77,338	1,081,179	9,591,064	20,172,003	4,723,048
End of period	$7,941,774	$10,867,124	$84,253,649	$89,159,752	$62,744,068	$92,637	$—	$32,277,071	$—	$—

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund
	Sub-Account	Sub-Account (9)	Sub-Account (10)(11)	Sub-Account (12)	Sub-Account (13)	Sub-Account	Sub-Account	Sub-Account	Sub-Account (14)	Sub-Account (15)

Operations:
Net investment income (loss)	$10,565	$(13,739)	$(17,294)	$(3,495)	$204,909	$(52,016)	$(21,057)	$(30,969)	$73,982	$5,049
Net realized gain (loss) on security transactions	193,696	(223,343)	7,360	(122,191)	136,253	38,252	20,469	328,776	32,540	(141,279)
Net realized gain distributions	—	303,289	90,587	30,435	—	415,317	50,501	399,613	—	123,991
Change in unrealized appreciation (depreciation) during the period	752,496	3,460	416,651	23,644	(501,993)	824,328	378,846	(149,719)	34,002	(116,942)
Net increase (decrease) in net assets resulting from operations	956,757	69,667	497,304	(71,607)	(160,831)	1,225,881	428,759	547,701	140,524	(129,181)

Unit transactions:
Purchases	8,713	17,340	7,048	19,950	150,460	31,513	3,500	8,512	26,903	—
Net transfers	(20,572)	(114,639)	(21,009)	7,917	3,510,866	(164,361)	62,596	(140,367)	503,286	3,145
Net interfund transfers due to corporate actions	—	(1,050,090)	1,382,162	(332,072)	3,431,135	—	—	—	(3,431,135)	(843,532)
Surrenders for benefit payments and fees	(563,743)	(45,916)	(36,732)	(8,547)	(4,713,551)	(183,274)	(94,424)	(476,984)	(284,578)	(47,063)
Other transactions	474	—	(1)	2	396	7	(1)	15	2	3
Death benefits	(115,749)	(73,421)	—	—	(1,251,418)	(37,981)	(9,468)	(74,184)	(17,623)	(13,837)
Net annuity transactions	(8,731)	—	(4,740)	—	(114,342)	(4,199)	—	(57,479)	(740)	—
Net increase (decrease) in net assets resulting from unit transactions	(699,608)	(1,266,726)	1,326,728	(312,750)	1,013,546	(358,295)	(37,797)	(740,487)	(3,203,885)	(901,284)
Net increase (decrease) in net assets	257,149	(1,197,059)	1,824,032	(384,357)	852,715	867,586	390,962	(192,786)	(3,063,361)	(1,030,465)

Net assets:
Beginning of period	5,894,481	1,197,059	706,416	384,357	40,209,037	2,668,198	1,348,558	6,414,508	3,063,361	1,030,465
End of period	$6,151,630	$—	$2,530,448	$—	$41,061,752	$3,535,784	$1,739,520	$6,221,722	$—	$—

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Rational Trend Aggregation VA Fund	Rational Insider Buying VA Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Global Equity Series	MFS® Investors Trust Series	MFS® Mid Cap Growth Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (16)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(16,791)	$(42,112)	$2,567	$(15,126)	$163,214	$434	$(475,793)	$(27,349)	$(450,988)	$(348,061)
Net realized gain (loss) on security transactions	(56,009)	(123,501)	(32,988)	30,968	29,424	21,622	2,701,990	79,049	1,991,469	545,095
Net realized gain distributions	—	192,641	1,110	43,533	—	—	1,700,529	136,569	1,156,166	1,328,957
Change in unrealized appreciation (depreciation) during the period	58,277	292,739	32,322	196,052	176,822	(24,884)	2,924,847	135,015	1,779,469	3,743,762
Net increase (decrease) in net assets resulting from operations	(14,523)	319,767	3,011	255,427	369,460	(2,828)	6,851,573	323,284	4,476,116	5,269,753

Unit transactions:
Purchases	31,881	744	563	22,064	29,853	—	93,394	35,086	137,159	38,485
Net transfers	82,040	(49,265)	7,537	(282,105)	511,156	59,981	(1,969,913)	16,239	(742,820)	(1,032,443)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(207,013)	(227,760)	(186,844)	(307,580)	(800,737)	(105,907)	(3,109,921)	(279,184)	(3,396,621)	(2,017,009)
Other transactions	3	22	(175)	1,026	(8)	3	1,371	(87)	(447)	5,674
Death benefits	(58,431)	(12,910)	(242)	(96,471)	(119,647)	(8,895)	(481,672)	(95,050)	(965,647)	(657,921)
Net annuity transactions	(210)	(1,578)	—	(34)	43,519	—	(24,620)	(28,653)	(35,495)	(56,901)
Net increase (decrease) in net assets resulting from unit transactions	(151,730)	(290,747)	(179,161)	(663,100)	(335,864)	(54,818)	(5,491,361)	(351,649)	(5,003,871)	(3,720,115)
Net increase (decrease) in net assets	(166,253)	29,020	(176,150)	(407,673)	33,596	(57,646)	1,360,212	(28,365)	(527,755)	1,549,638

Net assets:
Beginning of period	2,474,112	2,819,126	782,705	2,839,270	7,503,126	1,256,255	25,902,364	4,257,184	41,612,666	19,290,225
End of period	$2,307,859	$2,848,146	$606,555	$2,431,597	$7,536,722	$1,198,609	$27,262,576	$4,228,819	$41,084,911	$20,839,863

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	MFS® New Discovery Series	MFS® Total Return Series	MFS® Value Series	MFS® Total Return Bond Series	MFS® Research Series	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(511,357)	$536,201	$(69,598)	$1,028,526	$(41,716)	$819,575	$631,806	$298	$23,375	$(8,857)
Net realized gain (loss) on security transactions	1,610,516	2,167,118	926,643	545,469	101,567	(394,173)	(257,340)	45	41,566	2,947
Net realized gain distributions	2,621,744	2,933,655	1,937,056	—	143,291	—	—	2,867	203,205	28,545
Change in unrealized appreciation (depreciation) during the period	7,358,567	2,434,115	(1,850,923)	1,812,420	287,573	117,297	119,726	5,381	205,610	127,907
Net increase (decrease) in net assets resulting from operations	11,079,470	8,071,089	943,178	3,386,415	490,715	542,699	494,192	8,591	473,756	150,542

Unit transactions:
Purchases	41,817	414,529	171,195	340,172	530	43,926	81,328	—	76,027	—
Net transfers	(3,529,155)	587,724	1,706,084	3,388,185	(42,669)	(528,699)	1,208,163	(236)	(179,153)	—
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(2,278,859)	(11,288,858)	(3,911,575)	(6,365,857)	(354,332)	(1,906,100)	(3,596,346)	(451)	(689,491)	(7)
Other transactions	4,732	12,112	385	957	(2)	3,064	(1,544)	—	1	—
Death benefits	(569,113)	(3,011,124)	(930,554)	(1,561,908)	(92,950)	(492,640)	(96,013)	—	(1,686)	—
Net annuity transactions	(67,758)	(328,767)	33,032	(34,803)	—	(56,126)	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(6,398,336)	(13,614,384)	(2,931,433)	(4,233,254)	(489,423)	(2,936,575)	(2,404,412)	(687)	(794,302)	(7)
Net increase (decrease) in net assets	4,681,134	(5,543,295)	(1,988,255)	(846,839)	1,292	(2,393,876)	(1,910,220)	7,904	(320,546)	150,535

Net assets:
Beginning of period	29,729,469	121,775,278	48,293,123	59,715,066	3,924,633	23,817,976	24,088,424	43,648	3,742,173	369,102
End of period	$34,410,603	$116,231,983	$46,304,868	$58,868,227	$3,925,925	$21,424,100	$22,178,204	$51,552	$3,421,627	$519,637

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund	Columbia Variable Portfolio - Asset Allocation Fund	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Mid Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (17)	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$6,180	$43	$(5,973)	$(27,622)	$(8,788)	$(2,320)	$32,507	$(121,273)	$125,878	$(142,211)
Net realized gain (loss) on security transactions	5,055	38	30,039	310,176	(22,840)	6,317	(498,573)	236,829	(101,389)	669,075
Net realized gain distributions	16,788	50	27,773	185,015	10,257	33,106	447,923	—	—	—
Change in unrealized appreciation (depreciation) during the period	(9,158)	134	148,461	1,089,207	51,010	81,640	(113,129)	(174,362)	133,247	1,453,467
Net increase (decrease) in net assets resulting from operations	18,865	265	200,300	1,556,776	29,639	118,743	(131,272)	(58,806)	157,736	1,980,331

Unit transactions:
Purchases	—	—	—	2,186	3,150	—	—	6,384	37,899	24,793
Net transfers	22,200	—	(35,601)	(670,982)	177,445	(82,626)	(1,698,981)	308,505	47,412	(369,746)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(44,033)	(399)	(15,005)	(137,454)	(73,301)	(28,669)	(7,528)	(280,804)	(271,630)	(357,206)
Other transactions	—	—	1	1,611	1,221	—	2	64	1	25
Death benefits	(346)	—	(2,070)	(12,712)	(7,354)	—	—	(58,944)	(96,595)	(136,540)
Net annuity transactions	—	—	—	19,590	—	—	(6,279)	(101,344)	(17,271)	1,203
Net increase (decrease) in net assets resulting from unit transactions	(22,179)	(399)	(52,675)	(797,761)	101,161	(111,295)	(1,712,786)	(126,139)	(300,184)	(837,471)
Net increase (decrease) in net assets	(3,314)	(134)	147,625	759,015	130,800	7,448	(1,844,058)	(184,945)	(142,448)	1,142,860

Net assets:
Beginning of period	500,702	4,990	199,204	1,470,377	1,107,422	353,068	1,844,058	6,431,800	5,000,820	6,651,243
End of period	$497,388	$4,856	$346,829	$2,229,392	$1,238,222	$360,516	$—	$6,246,855	$4,858,372	$7,794,103

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Main Street Fund®	Invesco Oppenheimer V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund
	Sub-Account (18)(19)	Sub-Account	Sub-Account	Sub-Account (21)	Sub-Account (21)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(33,332)	$(4,617)	$(44,731)	$(1,632)	$(37,459)	$513,821	$361	$(8,516)	$132	$(722)
Net realized gain (loss) on security transactions	70,297	17,359	186,854	6,030	94,714	(239,285)	2,833	219,261	(166)	3,430
Net realized gain distributions	—	41,546	133,907	36,778	42,199	—	9,493	87,121	193	—
Change in unrealized appreciation (depreciation) during the period	911,202	25,007	570,679	2,908	521,268	(532,839)	35,660	133,828	(83)	21,936
Net increase (decrease) in net assets resulting from operations	948,167	79,295	846,709	44,084	620,722	(258,303)	48,347	431,694	76	24,644

Unit transactions:
Purchases	1,501	350	19,534	284	15,141	47,729	—	—	—	—
Net transfers	141,000	(41,867)	(318,819)	(30,393)	(169,428)	754,137	742	(296,521)	(77)	6,365
Net interfund transfers due to corporate actions	2,127,438	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(148,056)	(34,622)	(462,457)	(82,463)	(387,960)	(968,235)	(75,826)	(292,587)	(5,142)	(22,260)
Other transactions	—	(1)	2,074	(2)	22	(7)	—	—	(1)	—
Death benefits	715	—	(30,912)	—	(49,842)	(192,236)	—	(20,740)	(1,343)	—
Net annuity transactions	1,563	(10,543)	20,752	—	6,805	53,316	—	—	3,859	8,530
Net increase (decrease) in net assets resulting from unit transactions	2,124,161	(86,683)	(769,828)	(112,574)	(585,262)	(305,296)	(75,084)	(609,848)	(2,704)	(7,365)
Net increase (decrease) in net assets	3,072,328	(7,388)	76,881	(68,490)	35,460	(563,599)	(26,737)	(178,154)	(2,628)	17,279

Net assets:
Beginning of period	—	323,703	4,172,594	477,680	3,415,306	9,252,244	516,098	1,464,063	15,079	261,063
End of period	$3,072,328	$316,315	$4,249,475	$409,190	$3,450,766	$8,688,645	$489,361	$1,285,909	$12,451	$278,342

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Putnam VT Small Cap Value Fund	JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust U.S. Equity Portfolio	JPMorgan Insurance Trust Mid Cap Value Portfolio	Putnam VT Equity Income Fund	PIMCO VIT All Asset Portfolio	PIMCO StocksPLUS® Global Portfolio	Prudential Series Jennison 20/20 Focus Portfolio	Prudential Series Jennison Portfolio	Prudential Series Value Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(860)	$90,055	$(29,062)	$(2,537)	$649	$509	$1,207	$(104)	$(4,229)	$(267)
Net realized gain (loss) on security transactions	(11,097)	276,423	349,044	(79,155)	2,024	(5)	(11,472)	87	10,098	199
Net realized gain distributions	—	—	255,387	162,158	3,734	—	29,771	—	—	—
Change in unrealized appreciation (depreciation) during the period	17,232	1,065,247	272,679	(72,675)	(8,109)	402	20,111	1,836	94,749	310
Net increase (decrease) in net assets resulting from operations	5,275	1,431,725	848,048	7,791	(1,702)	906	39,617	1,819	100,618	242

Unit transactions:
Purchases	350	108,232	10,872	20,896	—	—	—	—	—	—
Net transfers	3,489	230,929	(404,423)	61,868	—	—	(9,718)	—	144,411	—
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(2,759)	(2,467,623)	(334,885)	(176,282)	(30,698)	(23)	(24,926)	(14)	(239)	(227)
Other transactions	—	2,468	136	103	—	—	—	(4)	2	1
Death benefits	(20,009)	(703,986)	(110,221)	(51,165)	—	(65)	—	—	—	—
Net annuity transactions	—	90,257	12,910	(4,306)	—	—	—	—	(10,739)	—
Net increase (decrease) in net assets resulting from unit transactions	(18,929)	(2,739,723)	(825,611)	(148,886)	(30,698)	(88)	(34,644)	(18)	133,435	(226)
Net increase (decrease) in net assets	(13,654)	(1,307,998)	22,437	(141,095)	(32,400)	818	4,973	1,801	234,053	16

Net assets:
Beginning of period	172,856	24,535,769	4,190,564	2,981,581	59,882	12,653	313,216	6,405	171,776	18,809
End of period	$159,202	$23,227,771	$4,213,001	$2,840,486	$27,482	$13,471	$318,189	$8,206	$405,829	$18,825

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Prudential Series SP International Growth Portfolio	ClearBridge Variable Dividend Strategy Portfolio	Western Asset Variable Global High Yield Bond Portfolio	Clearbridge Variable Large Cap Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (20)	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(150)	$5	$856	$(153)	$5,496	$(107)	$(344,724)	$(13,146)	$(277)	$8,142
Net realized gain (loss) on security transactions	285	455	(318)	2,752	(19,855)	(4,710)	1,316,457	(681,221)	503	(67,245)
Net realized gain distributions	—	243	—	70,555	16,432	4,192	1,365,934	620,829	2,238	—
Change in unrealized appreciation (depreciation) during the period	2,872	733	1,395	(49,139)	33,041	(9,969)	3,889,113	(14,791)	1,442	89,169
Net increase (decrease) in net assets resulting from operations	3,007	1,436	1,933	24,015	35,114	(10,594)	6,226,780	(88,329)	3,906	30,066

Unit transactions:
Purchases	—	—	—	—	—	—	96,754	552	—	—
Net transfers	—	223	469	4,756	55,672	(7,374)	158,829	(93,784)	—	21,830
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	(2,127,438)	—	—
Surrenders for benefit payments and fees	(503)	(1,244)	(1,131)	(47,111)	(69,741)	(15,208)	(2,199,602)	(31,276)	(1,341)	(47,050)
Other transactions	—	—	—	—	—	(1)	6,585	(202)	—	(3)
Death benefits	—	(1,456)	(1,135)	(5,739)	(4,183)	—	(965,011)	—	—	(4,648)
Net annuity transactions	—	—	—	(4,028)	—	—	(41,194)	(1,821)	—	3,497
Net increase (decrease) in net assets resulting from unit transactions	(503)	(2,477)	(1,797)	(52,122)	(18,252)	(22,583)	(2,943,639)	(2,253,969)	(1,341)	(26,374)
Net increase (decrease) in net assets	2,504	(1,041)	136	(28,107)	16,862	(33,177)	3,283,141	(2,342,298)	2,565	3,692

Net assets:
Beginning of period	10,458	29,979	34,485	736,798	1,102,666	207,704	18,491,966	2,342,298	27,979	698,915
End of period	$12,962	$28,938	$34,621	$708,691	$1,119,528	$174,527	$21,775,107	$—	$30,544	$702,607

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2020

	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Overseas Core Fund	CTIVP® - Loomis Sayles Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(15,068)	$(164)	$(42,276)	$(51,981)	$(99,693)	$20,127	$(155,889)	$(30,268)	$(131,216)
Net realized gain (loss) on security transactions	46,757	282	184,784	52,506	311,941	75,687	935,040	(29,284)	470,463
Net realized gain distributions	46,438	1,055	345,157	226,708	668,045	235,740	—	50,794	—
Change in unrealized appreciation (depreciation) during the period	304,887	5,110	366,243	485,941	423,022	397,995	1,327,754	300,625	1,293,818
Net increase (decrease) in net assets resulting from operations	383,014	6,283	853,908	713,174	1,303,315	729,549	2,106,905	291,867	1,633,065

Unit transactions:
Purchases	—	—	34,773	28,923	13,251	8,607	47,083	62,899	1,250
Net transfers	35,915	—	(237,207)	(154,297)	(530,759)	(326,092)	(325,059)	131,842	(146,723)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(90,926)	(731)	(500,417)	(235,348)	(666,883)	(600,453)	(746,247)	(300,673)	(331,763)
Other transactions	1	1	(16)	7	(14)	(108)	143	103	1
Death benefits	(8,126)	—	(126,682)	(154,676)	(106,295)	(176,632)	(318,070)	(82,876)	(181,695)
Net annuity transactions	(311)	—	9,714	(18,110)	(17,945)	(10,655)	(24,648)	(11,783)	49,765
Net increase (decrease) in net assets resulting from unit transactions	(63,447)	(730)	(819,835)	(533,501)	(1,308,645)	(1,105,333)	(1,366,798)	(200,488)	(609,165)
Net increase (decrease) in net assets	319,567	5,553	34,073	179,673	(5,330)	(375,784)	740,107	91,379	1,023,900

Net assets:
Beginning of period	811,834	10,902	5,077,332	4,811,914	7,808,640	7,663,349	7,325,381	4,530,825	5,917,925
End of period	$1,131,401	$16,455	$5,111,405	$4,991,587	$7,803,310	$7,287,565	$8,065,488	$4,622,204	$6,941,825

The accompanying notes are an integral part of these financial statements.

(1) Formerly American Funds Insurance Series® Global Bond Fund. Change effective May 1, 2020.
(2) Merged assets from Hartford High Yield HLS Fund. Change effective September 25, 2020.
(3) Merged assets from Hartford Value HLS Fund. Change effective September 18, 2020.
(4) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(5) Merged assets from Hartford Growth Opportunities HLS Fund. Change effective September 18, 2020.
(6) Merged assets from Hartford Global Growth HLS Fund. Change effective September 18, 2020.
(7) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(8) Merged into Hartford Total Return Bond HLS Fund. Change effective September 25, 2020.
(9) Merged into Hartford MidCap HLS Fund. Change effective September 18, 2020.
(10) Merged assets from Hartford MidCap Value HLS Fund. Change effective September 18, 2020.
(11) Merged assets from Hartford MidCap Growth HLS Fund. Change effective September 18, 2020.
(12) Merged into Hartford MidCap HLS Fund. Change effective September 18, 2020.
(13) Merged assets from Hartford U.S. Government Securities HLS Fund. Change effective September 25, 2020.
(14) Merged into Hartford Ultrashort Bond HLS Fund. Change effective September 25, 2020.
(15) Merged into Hartford Dividend and Growth HLS Fund. Change effective September 18, 2020.
(16) Formerly Lord Abbett Series Fund – Calibrated Dividend Growth Portfolio. Change effective April 1, 2020.
(17) Liquidated as of April 24, 2020.
(18) Funded as of April 30, 2020.
(19) Merged assets from Invesco V.I. Mid Cap Growth Fund. Change effective April 30, 2020.
(20) Merged into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund. Change effective April 30, 2020.
(21) See Note 8 for additional information related to this Sub-Account.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2019

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$19,732	$(338)	$35,574	$(29,525)	$(15,935)	$(6,170)	$(205,186)	$(234,154)	$476,310
Net realized gain (loss) on security transactions	153,045	7,282	(43,760)	(7,885)	(13,069)	18,171	(611,353)	637,916	(668,266)
Net realized gain distributions	95,378	11,704	438,434	—	145,966	9,865	2,539,869	2,874,596	—
Change in unrealized appreciation (depreciation) during the period	102,375	7,868	138,989	571,213	111,523	66,735	1,324,863	2,748,361	3,239,289
Net increase (decrease) in net assets resulting from operations	370,530	26,516	569,237	533,803	228,485	88,601	3,048,193	6,026,719	3,047,333

Unit transactions:
Purchases	—	1,951	2,812	6,325	1,100	—	35,400	88,795	212,981
Net transfers	(181,637)	(14,648)	8,840	463,144	30,366	(28,635)	117,896	(483,777)	(120,901)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(285,435)	(27,854)	(618,095)	(491,875)	(287,927)	(28,159)	(1,396,253)	(3,065,561)	(9,794,638)
Other transactions	1	—	—	(709)	2	—	1,408	687	471
Death benefits	(38,406)	—	(3,252)	(163,275)	(5,963)	(2,781)	(303,039)	(492,744)	(2,312,468)
Net annuity transactions	—	—	—	(21,301)	—	(6,558)	(88,106)	(70,160)	(138,284)
Net increase (decrease) in net assets resulting from unit transactions	(505,477)	(40,551)	(609,695)	(207,691)	(262,422)	(66,133)	(1,632,694)	(4,022,760)	(12,152,839)
Net increase (decrease) in net assets	(134,947)	(14,035)	(40,458)	326,112	(33,937)	22,468	1,415,499	2,003,959	(9,105,506)

Net assets:
Beginning of period	1,590,679	91,098	3,636,382	3,552,361	1,306,557	389,859	11,258,230	23,750,133	76,929,665
End of period	$1,455,732	$77,063	$3,595,924	$3,878,473	$1,272,620	$412,327	$12,673,729	$25,754,092	$67,824,159

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	AB VPS Growth and Income Portfolio	American Funds Insurance Series® Global Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$11,935	$(47,673)	$(354,614)	$(319,259)	$(16,617)	$67	$77,037	$1,127	$(19)	$(54,799)
Net realized gain (loss) on security transactions	(729)	1,346,627	(184,759)	12,876	(38,006)	268	—	1,388	(655)	108,813
Net realized gain distributions	—	1,647,597	2,701,440	2,115,175	—	367	—	9,714	11,076	—
Change in unrealized appreciation (depreciation) during the period	19,132	3,377,732	3,046,527	2,033,354	197,469	631	—	8,772	(2,526)	1,161,012
Net increase (decrease) in net assets resulting from operations	30,338	6,324,283	5,208,594	3,842,146	142,846	1,333	77,037	21,001	7,876	1,215,026

Unit transactions:
Purchases	—	23,298	31,270	31,683	2,181	—	695,755	499	—	153,998
Net transfers	87,102	(1,273,801)	(237,057)	112,130	13,856	—	18,081,827	(33)	(18,520)	242,682
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	106,383	—
Surrenders for benefit payments and fees	(34,064)	(3,776,359)	(2,856,774)	(2,360,207)	(296,212)	(724)	(24,514,617)	(19,795)	(8,187)	(2,598,442)
Other transactions	—	(511)	1,688	(239)	—	—	733	—	1	108
Death benefits	(22,585)	(565,579)	(466,046)	(274,114)	(761)	—	(2,319,283)	—	(2,618)	(737,052)
Net annuity transactions	(398)	10,160	(49,629)	15,525	—	—	(20,832)	—	18,036	(7,425)
Net increase (decrease) in net assets resulting from unit transactions	30,055	(5,582,792)	(3,576,548)	(2,475,222)	(280,936)	(724)	(8,076,417)	(19,329)	95,095	(2,946,131)
Net increase (decrease) in net assets	60,393	741,491	1,632,046	1,366,924	(138,090)	609	(7,999,380)	1,672	102,971	(1,731,105)

Net assets:
Beginning of period	263,896	25,800,409	23,874,817	16,121,168	1,187,793	6,356	53,661,271	79,971	—	21,965,227
End of period	$324,289	$26,541,900	$25,506,863	$17,488,092	$1,049,703	$6,965	$45,661,891	$81,643	$102,971	$20,234,122

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	American Funds Insurance Series® Global Growth and Income Fund	American Funds Insurance Series® Asset Allocation Fund	American Funds Insurance Series® Blue Chip Income and Growth Fund	American Funds Insurance Series® Bond Fund	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® New World Fund	American Funds Insurance Series® Global Small Capitalization Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$30,013	$24,143	$86,939	$931,332	$(326,861)	$(4,282,506)	$(593,949)	$(312,086)	$(260,445)	$(534,567)
Net realized gain (loss) on security transactions	1,271,565	4,942,596	1,011,904	(7,258)	1,632,398	11,521,957	8,617,857	713,916	1,009,248	797,765
Net realized gain distributions	2,090,438	6,795,796	5,298,068	—	2,438,125	42,079,252	32,605,542	2,176,989	1,066,223	2,047,581
Change in unrealized appreciation (depreciation) during the period	6,976,406	11,343,735	5,213,671	7,305,776	8,866,363	49,745,231	27,970,895	13,626,183	4,698,183	5,854,252
Net increase (decrease) in net assets resulting from operations	10,368,422	23,106,270	11,610,582	8,229,850	12,610,025	99,063,934	68,600,345	16,205,002	6,513,209	8,165,031

Unit transactions:
Purchases	171,477	735,857	524,273	459,346	313,563	1,715,008	1,183,736	218,511	67,829	66,279
Net transfers	(1,390,445)	2,495,963	(760,410)	4,649,042	(2,871,809)	(8,927,346)	(2,826,201)	(2,038,602)	(1,431,859)	(614,789)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(4,672,818)	(15,052,062)	(7,359,317)	(14,193,518)	(4,922,684)	(44,135,349)	(34,625,270)	(10,355,427)	(2,904,838)	(3,447,854)
Other transactions	2,608	7,508	5,442	(15)	2,703	19,386	12,808	1,521	272	485
Death benefits	(918,137)	(3,990,892)	(1,650,312)	(3,885,277)	(1,107,824)	(9,983,261)	(8,833,515)	(1,648,718)	(480,445)	(586,269)
Net annuity transactions	(178,529)	(468,033)	(278,727)	102,871	(27,958)	(844,477)	(622,528)	(228,657)	(55,860)	(8,078)
Net increase (decrease) in net assets resulting from unit transactions	(6,985,844)	(16,271,659)	(9,519,051)	(12,867,551)	(8,614,009)	(62,156,039)	(45,710,970)	(14,051,372)	(4,804,901)	(4,590,226)
Net increase (decrease) in net assets	3,382,578	6,834,611	2,091,531	(4,637,701)	3,996,016	36,907,895	22,889,375	2,153,630	1,708,308	3,574,805

Net assets:
Beginning of period	38,499,132	128,179,835	64,983,677	116,160,829	42,017,302	373,187,840	$304,182,757	$83,257,211	$25,917,418	$29,761,969
End of period	$41,881,710	$135,014,446	$67,075,208	$111,523,128	$46,013,318	$410,095,735	$327,072,132	$85,410,841	$27,625,726	$33,336,774

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Columbia Variable Portfolio - Small Company Growth Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio	Fidelity® VIP ContrafundSM Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(100,877)	$(10,829)	$(25,911)	$(167,311)	$(89,225)	$(2,455)	$(3,343)	$778	$(688,395)	$9,617,572
Net realized gain (loss) on security transactions	165,319	26,504	138,127	420,490	67,424	5,973	338	150	5,140,887	1,935,428
Net realized gain distributions	930,341	76,228	120,015	1,495,764	1,136,956	52,713	37,870	324	21,146,383	4,332,978
Change in unrealized appreciation (depreciation) during the period	437,330	99,902	225,380	1,428,442	734,689	97,950	18,683	10,269	6,653,839	19,479,871
Net increase (decrease) in net assets resulting from operations	1,432,113	191,805	457,611	3,177,385	1,849,844	154,181	53,548	11,521	32,252,714	35,365,849

Unit transactions:
Purchases	19,372	15,600	—	13,743	6,936	650	—	—	399,243	700,002
Net transfers	(170,350)	(21,489)	(407,104)	(541,315)	281,666	(7,210)	(793)	2,741	(1,741,384)	(3,006,826)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(460,648)	(196,324)	(201,587)	(1,474,554)	(1,354,737)	(49,505)	(19,668)	(79,347)	(17,769,001)	(33,739,005)
Other transactions	377	2	(2)	(3)	(3)	(1)	—	—	13,136	5,886
Death benefits	(65,932)	—	(10,049)	(212,659)	(249,493)	—	—	(32,855)	(4,007,625)	(7,570,007)
Net annuity transactions	33,439	1,144	(22,511)	(24,061)	33,019	—	(1,405)	—	(651,128)	(738,329)
Net increase (decrease) in net assets resulting from unit transactions	(643,742)	(201,067)	(641,253)	(2,238,849)	(1,282,612)	(56,066)	(21,866)	(109,461)	(23,756,759)	(44,348,279)
Net increase (decrease) in net assets	788,371	(9,262)	(183,642)	938,536	567,232	98,115	31,682	(97,940)	8,495,955	(8,982,430)

Net assets:
Beginning of period	3,967,091	624,244	1,587,770	11,651,008	8,816,633	507,059	203,995	142,790	127,442,610	266,727,783
End of period	$4,755,462	$614,982	$1,404,128	$12,589,544	$9,383,865	$605,174	$235,677	$44,850	$135,938,565	$257,745,353

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(470,836)	$4,558	$(775,693)	$(68,427)	$2,850,653	$53,750	$(85,916)	$(36,477)	$773,416	$(123,625)
Net realized gain (loss) on security transactions	815,239	5,449	(1,047,987)	(442,269)	(1,322,340)	2,479,466	147,865	(573,212)	(1,063,384)	(314,702)
Net realized gain distributions	3,181,020	9,214	5,822,522	1,589,921	—	14,085,243	—	494,141	14,709,432	4,265,855
Change in unrealized appreciation (depreciation) during the period	3,283,917	66,686	6,432,026	907,327	3,511,877	10,863,208	2,788,909	5,093,805	(4,853,097)	4,852,012
Net increase (decrease) in net assets resulting from operations	6,809,340	85,907	10,430,868	1,986,552	5,040,190	27,481,667	2,850,858	4,978,257	9,566,367	8,679,540

Unit transactions:
Purchases	76,491	—	187,790	33,976	210,707	394,227	14,461	134,720	139,872	276,617
Net transfers	(8,155)	(660)	(1,108,276)	(210,105)	401,529	(1,533,647)	(360,004)	3,612,749	(429,253)	(1,381,840)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(3,015,928)	(17,125)	(5,226,420)	(1,189,860)	(10,111,901)	(18,096,008)	(1,476,408)	(6,510,186)	(9,418,014)	(5,181,900)
Other transactions	522	—	621	348	1,167	1,931	(58)	695	7,384	479
Death benefits	(464,463)	(63,502)	(965,568)	(147,166)	(2,186,927)	(3,431,125)	(177,095)	(957,908)	(1,695,802)	(1,046,172)
Net annuity transactions	(86,112)	(3,018)	(250,064)	7,042	(38,002)	(116,299)	4,114	(67,811)	(91,815)	(206,578)
Net increase (decrease) in net assets resulting from unit transactions	(3,497,645)	(84,305)	(7,361,917)	(1,505,765)	(11,723,427)	(22,780,921)	(1,994,990)	(3,787,741)	(11,487,628)	(7,539,394)
Net increase (decrease) in net assets	3,311,695	1,602	3,068,951	480,787	(6,683,237)	4,700,746	855,868	1,190,516	(1,921,261)	1,140,146

Net assets:
Beginning of period	21,764,487	446,824	37,729,713	8,848,698	82,090,246	143,040,128	12,628,901	48,366,811	78,065,371	42,430,560
End of period	$25,076,182	$448,426	$40,798,664	$9,329,485	$75,407,009	$147,740,874	$13,484,769	$49,557,327	$76,144,110	$43,570,706

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(222,510)	$486,110	$(23,789)	$1,947,834	$(439,684)	$129,566	$(942)	$(16,992)	$(66,053)	$(318,123)
Net realized gain (loss) on security transactions	(289,973)	(105,603)	390,692	162,815	1,792,005	891,287	116	1,469	270,969	1,217,898
Net realized gain distributions	600,543	—	894,135	—	9,554,545	7,511,436	9,763	142,652	1,080,547	3,815,425
Change in unrealized appreciation (depreciation) during the period	2,863,924	(345,292)	705,081	5,209,815	11,798,795	6,632,309	9,789	151,387	1,382,206	549,099
Net increase (decrease) in net assets resulting from operations	2,951,984	35,215	1,966,119	7,320,464	22,705,661	15,164,598	18,726	278,516	2,667,669	5,264,299

Unit transactions:
Purchases	13,395	8,158	33,669	185,714	128,162	106,647	—	336	16,400	18,205
Net transfers	(198,636)	297,081	468,004	(1,648,341)	(907,601)	583,971	310	(145,484)	(180,890)	(326,051)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,471,736)	(1,549,803)	(1,430,280)	(12,298,933)	(12,060,535)	(9,277,025)	(909)	(65,012)	(1,565,316)	(2,781,071)
Other transactions	(2)	1	(7)	458	(1,266)	232	—	(1)	(2,120)	(1,262)
Death benefits	(411,022)	(206,358)	(230,916)	(2,394,887)	(1,946,269)	(1,403,365)	—	(13,695)	(146,796)	(424,830)
Net annuity transactions	7,691	565	(40,947)	11,917	10,893	(53,513)	—	(10,525)	(32,304)	(9,577)
Net increase (decrease) in net assets resulting from unit transactions	(2,060,310)	(1,450,356)	(1,200,477)	(16,144,072)	(14,776,616)	(10,043,053)	(599)	(234,381)	(1,911,026)	(3,524,586)
Net increase (decrease) in net assets	891,674	(1,415,141)	765,642	(8,823,608)	7,929,045	5,121,545	18,127	44,135	756,643	1,739,713

Net assets:
Beginning of period	10,704,620	9,893,086	10,103,472	90,020,683	82,396,865	61,000,685	59,211	1,037,044	8,834,421	18,432,290
End of period	$11,596,294	$8,477,945	$10,869,114	$81,197,075	$90,325,910	$66,122,230	$77,338	$1,081,179	$9,591,064	$20,172,003

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$236,356	$8,996	$(15,826)	$(9,415)	$(4,487)	$20,640	$(50,073)	$(22,543)	$(37,441)	$31,987
Net realized gain (loss) on security transactions	(78,541)	201,322	769	12,042	(2,285)	163,117	55,634	23,113	587,260	(12,465)
Net realized gain distributions	—	218,734	197,747	102,451	42,908	—	493,964	247,321	526,698	—
Change in unrealized appreciation (depreciation) during the period	472,538	829,239	164,670	67,047	42,298	232,863	236,784	139,402	470,191	91,433
Net increase (decrease) in net assets resulting from operations	630,353	1,258,291	347,360	172,125	78,434	416,620	736,309	387,293	1,546,708	110,955

Unit transactions:
Purchases	4,737	13,905	794	—	—	49,913	9,812	—	21,891	29,178
Net transfers	58,742	119,925	(2,157)	819	47,621	2,840,190	(50,953)	(23,217)	(52,627)	425,353
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(961,510)	(801,963)	(101,992)	(18,919)	(10,164)	(5,895,418)	(212,458)	(264,819)	(611,588)	(564,268)
Other transactions	(162)	527	—	—	(1)	(308)	497	—	(9)	1
Death benefits	(107,145)	(54,522)	(34,058)	(22,249)	(22)	(1,153,298)	(34,933)	—	(212,404)	(84,392)
Net annuity transactions	(3,362)	(29,180)	—	(4,898)	—	(198,976)	(3,318)	—	(13,400)	—
Net increase (decrease) in net assets resulting from unit transactions	(1,008,700)	(751,308)	(137,413)	(45,247)	37,434	(4,357,897)	(291,353)	(288,036)	(868,137)	(194,128)
Net increase (decrease) in net assets	(378,347)	506,983	209,947	126,878	115,868	(3,941,277)	444,956	99,257	678,571	(83,173)

Net assets:
Beginning of period	5,101,395	5,387,498	987,112	579,538	268,489	44,150,314	2,223,242	1,249,301	5,735,937	3,146,534
End of period	$4,723,048	$5,894,481	$1,197,059	$706,416	$384,357	$40,209,037	$2,668,198	$1,348,558	$6,414,508	$3,063,361

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Hartford Value HLS Fund	Rational Trend Aggregation VA Fund	Rational Insider Buying VA Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Global Equity Series	MFS® Investors Trust Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$3,799	$34,216	$(45,391)	$2,530	$(1,988)	$167,882	$(1,121)	$(478,383)	$(35,149)	$(473,306)
Net realized gain (loss) on security transactions	18,997	(28,447)	(68,367)	(40,843)	50,954	55,897	62,354	2,964,480	194,592	2,659,532
Net realized gain distributions	100,875	—	554,437	19,390	151,412	—	80,614	2,166,871	243,459	2,336,830
Change in unrealized appreciation (depreciation) during the period	106,224	144,873	111,763	221,355	451,943	624,691	91,747	3,445,320	616,838	6,041,977
Net increase (decrease) in net assets resulting from operations	229,895	150,642	552,442	202,432	652,321	848,470	233,594	8,098,288	1,019,740	10,565,033

Unit transactions:
Purchases	—	2,919	2,938	1,125	2,881	11,163	—	10,448	14,498	141,231
Net transfers	(36,239)	38,391	26,001	(135,414)	288,783	168,534	5,263	(3,270,564)	(91,356)	(1,442,505)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(87,773)	(301,747)	(272,219)	(430,856)	(827,992)	(899,159)	(204,223)	(3,354,175)	(500,488)	(4,663,249)
Other transactions	(1)	(36)	(32)	—	—	(199)	1	(12)	51	272
Death benefits	(19,098)	(20,949)	(29,223)	(17,984)	(2,377)	(258,153)	(1,966)	(592,880)	(62,827)	(1,021,462)
Net annuity transactions	(892)	(394)	(1,866)	—	—	(26,311)	—	(54,044)	(7,005)	(103,868)
Net increase (decrease) in net assets resulting from unit transactions	(144,003)	(281,816)	(274,401)	(583,129)	(538,705)	(1,004,125)	(200,925)	(7,261,227)	(647,127)	(7,089,581)
Net increase (decrease) in net assets	85,892	(131,174)	278,041	(380,697)	113,616	(155,655)	32,669	837,061	372,613	3,475,452

Net assets:
Beginning of period	944,573	2,605,286	2,541,085	1,163,402	2,725,654	7,658,781	1,223,586	25,065,303	3,884,571	38,137,214
End of period	$1,030,465	$2,474,112	$2,819,126	$782,705	$2,839,270	$7,503,126	$1,256,255	$25,902,364	$4,257,184	$41,612,666

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	MFS® Mid Cap Growth Series	MFS® New Discovery Series	MFS® Total Return Series	MFS® Value Series	MFS® Total Return Bond Series	MFS® Research Series	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(340,965)	$(522,102)	$629,929	$154,491	$1,088,114	$(39,448)	$939,585	$575,587	$(68)	$41,719
Net realized gain (loss) on security transactions	628,296	1,385,589	2,752,265	2,246,739	321,583	76,126	(317,471)	(116,406)	(10,290)	47,163
Net realized gain distributions	2,472,969	4,992,569	3,187,600	2,164,221	—	357,264	—	2,117	1,702	204,085
Change in unrealized appreciation (depreciation) during the period	2,288,597	3,617,051	13,726,155	7,389,327	3,573,921	538,948	2,298,321	(201,803)	27,238	719,511
Net increase (decrease) in net assets resulting from operations	5,048,897	9,473,107	20,295,949	11,954,778	4,983,618	932,890	2,920,435	259,495	18,582	1,012,478

Unit transactions:
Purchases	11,259	67,896	207,824	75,445	121,370	568	72,887	38,717	—	30,910
Net transfers	2,774,575	(947,289)	1,092,757	(2,828,936)	4,188,735	187,971	660,561	2,895,299	2,118	(290,512)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(2,391,086)	(3,441,992)	(14,353,161)	(6,131,452)	(9,571,120)	(330,370)	(2,980,174)	(5,517,479)	(190,854)	(787,541)
Other transactions	1,035	1,126	1,720	(1,877)	66	—	10,065	(20)	(1)	2
Death benefits	(280,246)	(475,171)	(3,306,634)	(935,941)	(2,270,108)	(4,246)	(612,547)	(297,225)	—	(3,349)
Net annuity transactions	83,734	(69,365)	(533,883)	11,859	163,217	—	(318,542)	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	199,271	(4,864,795)	(16,891,377)	(9,810,902)	(7,367,840)	(146,077)	(3,167,750)	(2,880,708)	(188,737)	(1,050,490)
Net increase (decrease) in net assets	5,248,168	4,608,312	3,404,572	2,143,876	(2,384,222)	786,813	(247,315)	(2,621,213)	(170,155)	(38,012)

Net assets:
Beginning of period	14,042,057	25,121,157	118,370,706	46,149,247	62,099,288	3,137,820	24,065,291	26,709,637	213,803	3,780,185
End of period	$19,290,225	$29,729,469	$121,775,278	$48,293,123	$59,715,066	$3,924,633	$23,817,976	$24,088,424	$43,648	$3,742,173

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund	Columbia Variable Portfolio - Asset Allocation Fund	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(7,206)	$6,668	$(179)	$(4,494)	$(25,827)	$(11,343)	$(3,217)	$540	$(134,048)	$150,622
Net realized gain (loss) on security transactions	5,836	28,147	3,850	9,982	99,289	(2,348)	(5,375)	3,206	537,905	(103,535)
Net realized gain distributions	36,331	34,211	—	11,283	220,430	78,190	61,946	84,616	—	—
Change in unrealized appreciation (depreciation) during the period	55,017	68,551	(1,467)	34,186	219,767	138,970	68,460	207,441	809,546	594,370
Net increase (decrease) in net assets resulting from operations	89,978	137,577	2,204	50,957	513,659	203,469	121,814	295,803	1,213,403	641,457

Unit transactions:
Purchases	—	240	—	—	1,485	596	—	—	32,486	27,176
Net transfers	—	(43,994)	30,173	42,315	(92,673)	148,642	(60,464)	75,636	64,316	114,626
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(42,054)	(190,945)	(70,456)	(63,086)	(304,173)	(90,359)	(172,419)	(52,763)	(689,774)	(344,167)
Other transactions	—	—	—	(1)	(1)	(1)	—	—	1	570
Death benefits	—	(10,391)	—	—	(16,090)	(6,086)	(9,524)	(39,921)	(138,387)	(43,692)
Net annuity transactions	—	—	—	—	—	—	—	(1,109)	71,734	(48,252)
Net increase (decrease) in net assets resulting from unit transactions	(42,054)	(245,090)	(40,283)	(20,772)	(411,452)	52,792	(242,407)	(18,157)	(659,624)	(293,739)
Net increase (decrease) in net assets	47,924	(107,513)	(38,079)	30,185	102,207	256,261	(120,593)	277,646	553,779	347,718

Net assets:
Beginning of period	321,178	608,215	43,069	169,019	1,368,170	851,161	473,661	1,566,412	5,878,021	4,653,102
End of period	$369,102	$500,702	$4,990	$199,204	$1,470,377	$1,107,422	$353,068	$1,844,058	$6,431,800	$5,000,820

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Columbia Variable Portfolio - Mid Cap Growth Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Main Street Fund®	Invesco Oppenheimer V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(140,584)	$(5,073)	$(40,536)	$(3,678)	$(53,847)	$165,616	$(1,784)	$(8,629)	$349	$(962)
Net realized gain (loss) on security transactions	721,905	877	171,163	17,331	73,199	(167,484)	553	166,986	580	6,353
Net realized gain distributions	—	29,849	578,749	86,425	317,029	—	16,570	239,437	1,560	487
Change in unrealized appreciation (depreciation) during the period	1,211,128	69,427	325,557	52,981	393,071	879,198	57,631	119,729	1,204	46,101
Net increase (decrease) in net assets resulting from operations	1,792,449	95,080	1,034,933	153,059	729,452	877,330	72,970	517,523	3,693	51,979

Unit transactions:
Purchases	41,203	325	2,145	262	4,974	16,591	—	—	—	—
Net transfers	(178,597)	(3,552)	8,531	(28,582)	271,076	43,920	519	(306,800)	661	17,341
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(601,956)	(71,649)	(493,684)	(256,701)	(481,192)	(1,161,526)	(79,439)	(394,024)	(8,546)	(48,622)
Other transactions	1,173	(53)	—	(4)	(962)	(377)	—	1	—	—
Death benefits	(220,488)	(6,080)	(63,223)	(4,700)	(128,186)	(402,603)	—	(37,358)	(6,397)	(4,407)
Net annuity transactions	(17,562)	(34,916)	(26,162)	(7,429)	111	(4,560)	—	—	(1,563)	—
Net increase (decrease) in net assets resulting from unit transactions	(976,227)	(115,925)	(572,393)	(297,154)	(334,179)	(1,508,555)	(78,920)	(738,181)	(15,845)	(35,688)
Net increase (decrease) in net assets	816,222	(20,845)	462,540	(144,095)	395,273	(631,225)	(5,950)	(220,658)	(12,152)	16,291

Net assets:
Beginning of period	5,835,021	344,548	3,710,054	621,775	3,020,033	9,883,469	522,048	1,684,721	27,231	244,772
End of period	$6,651,243	$323,703	$4,172,594	$477,680	$3,415,306	$9,252,244	$516,098	$1,464,063	$15,079	$261,063

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Putnam VT Small Cap Value Fund	JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust U.S. Equity Portfolio	JPMorgan Insurance Trust Mid Cap Value Portfolio	Putnam VT Equity Income Fund	PIMCO VIT All Asset Portfolio	PIMCO StocksPLUS® Global Portfolio	Prudential Series Jennison 20/20 Focus Portfolio	Prudential Series Jennison Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(1,959)	$261,379	$(29,185)	$(470)	$1,408	$863	$2,704	$(248)	$(3,040)
Net realized gain (loss) on security transactions	(22,892)	(3,646)	231,406	(4,082)	22,100	(3,750)	(21,856)	16,309	20,611
Net realized gain distributions	21,835	—	283,292	193,334	8,022	—	—	—	—
Change in unrealized appreciation (depreciation) during the period	39,550	1,417,768	567,314	448,017	(9,888)	10,903	99,869	(12,729)	25,743
Net increase (decrease) in net assets resulting from operations	36,534	1,675,501	1,052,827	636,799	21,642	8,016	80,717	3,332	43,314

Unit transactions:
Purchases	325	26,804	2,540	8,926	—	—	—	—	—
Net transfers	(27,389)	(820,988)	34,283	28,485	(39,020)	88	(36,623)	(15,107)	(1,079)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(10,448)	(3,205,120)	(411,561)	(231,988)	(55,411)	(124,017)	(65,950)	(10,713)	(3,183)
Other transactions	—	466	7	—	—	1	—	(5)	2
Death benefits	(6,762)	(990,803)	(81,210)	(30,617)	—	(59)	(8,424)	—	(6,047)
Net annuity transactions	—	(85,400)	(8,135)	(582)	—	—	—	—	(8,540)
Net increase (decrease) in net assets resulting from unit transactions	(44,274)	(5,075,041)	(464,076)	(225,776)	(94,431)	(123,987)	(110,997)	(25,825)	(18,847)
Net increase (decrease) in net assets	(7,740)	(3,399,540)	588,751	411,023	(72,789)	(115,971)	(30,280)	(22,493)	24,467

Net assets:
Beginning of period	180,596	27,935,309	3,601,813	2,570,558	132,671	128,624	343,496	28,898	147,309
End of period	$172,856	$24,535,769	$4,190,564	$2,981,581	$59,882	$12,653	$313,216	$6,405	$171,776

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Prudential Value Portfolio	Prudential SP International Growth Portfolio	ClearBridge Variable Dividend Strategy Portfolio	Western Asset Variable Global High Yield Bond Portfolio	ClearBridge Variable Large Cap Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(280)	$(134)	$48	$1,307	$2,585	$485	$(935)	$(327,405)	$(45,820)	$(191)
Net realized gain (loss) on security transactions	198	173	168	(566)	1,422	1,866	372	826,908	8,312	613
Net realized gain distributions	—	—	2,106	—	43,794	115,394	25,657	2,511,783	370,440	1,685
Change in unrealized appreciation (depreciation) during the period	3,699	2,436	4,227	3,399	110,732	102,102	14,549	1,943,450	318,930	2,275
Net increase (decrease) in net assets resulting from operations	3,617	2,475	6,549	4,140	158,533	219,847	39,643	4,954,736	651,862	4,382

Unit transactions:
Purchases	—	—	—	—	3,026	—	—	23,209	830	—
Net transfers	—	—	2,532	(955)	5,192	48,052	557	1,723,124	667	—
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(186)	(405)	(479)	(2,075)	(7,820)	(117,565)	(17,510)	(2,126,932)	(469,791)	(1,894)
Other transactions	—	—	—	—	1	1	—	2,772	6	—
Death benefits	—	—	—	—	(10,725)	(695)	—	(283,418)	(18,915)	—
Net annuity transactions	—	—	—	—	(4,730)	—	—	(60,459)	(2,186)	—
Net increase (decrease) in net assets resulting from unit transactions	(186)	(405)	2,053	(3,030)	(15,056)	(70,207)	(16,953)	(721,704)	(489,389)	(1,894)
Net increase (decrease) in net assets	3,431	2,070	8,602	1,110	143,477	149,640	22,690	4,233,032	162,473	2,488

Net assets:
Beginning of period	15,378	8,388	21,377	33,375	593,321	953,026	185,014	14,258,934	2,179,825	25,491
End of period	$18,809	$10,458	$29,979	$34,485	$736,798	$1,102,666	$207,704	$18,491,966	$2,342,298	$27,979

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2019

	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Overseas Core Fund	CTIVP® – Loomis Sayles Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$17,602	$(15,596)	$(140)	$(54,488)	$(49,937)	$(89,448)	$(25,290)	$(145,989)	$(16,254)	$(119,015)
Net realized gain (loss) on security transactions	(102,141)	32,920	190	265,186	35,138	208,308	50,905	504,396	7,865	312,655
Net realized gain distributions	293,504	144,423	1,089	562,438	597,494	562,118	305,809	—	628,061	—
Change in unrealized appreciation (depreciation) during the period	(118,451)	26,675	1,945	566,701	652,441	1,511,188	1,377,729	1,599,314	270,838	1,210,021
Net increase (decrease) in net assets resulting from operations	90,514	188,422	3,084	1,339,837	1,235,136	2,192,166	1,709,153	1,957,721	890,510	1,403,661

Unit transactions:
Purchases	—	150	—	3,380	375	16,184	5,371	39,126	16,946	49,173
Net transfers	1,347	(9,446)	—	(213,477)	(73,863)	557,168	(27,622)	(58,717)	27,647	(75,031)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(78,753)	(196,027)	(592)	(551,561)	(652,226)	(710,003)	(863,807)	(828,595)	(470,854)	(403,342)
Other transactions	—	(11)	1	15	2	(25)	(35)	1,982	36	2,122
Death benefits	(9,627)	(14,770)	—	(289,492)	(79,275)	(144,034)	(161,106)	(141,703)	(79,060)	(55,201)
Net annuity transactions	(831)	650	—	7,974	(35,035)	(15,337)	12,788	84,842	28,914	(23,135)
Net increase (decrease) in net assets resulting from unit transactions	(87,864)	(219,454)	(591)	(1,043,161)	(840,022)	(296,047)	(1,034,411)	(903,065)	(476,371)	(505,414)
Net increase (decrease) in net assets	2,650	(31,032)	2,493	296,676	395,114	1,896,119	674,742	1,054,656	414,139	898,247

Net assets:
Beginning of period	696,265	842,866	8,409	4,780,656	4,416,800	5,912,521	6,988,607	6,270,725	4,116,686	5,019,678
End of period	$698,915	$811,834	$10,902	$5,077,332	$4,811,914	$7,808,640	$7,663,349	$7,325,381	$4,530,825	$5,917,925

The accompanying notes are an integral part of these financial statements.

(1) See Note 8 for additional information related to this Sub-Account.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life Insurance Company
Notes to Financial Statements
December 31, 2020

1. Organization:

Separate Account Seven (the “Account”) is a separate investment account established by Talcott Resolution Life Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.
The Sponsor Company is owned by Talcott Resolution Life, Inc., wholly owned by Hopmeadow Acquisition, Inc., owned by Hopmeadow Holdings, LP, ultimately owned by Hopmeadow Holdings GP LLC. Hopmeadow Holdings GP LLC is funded by a group of investors (the “Investor Group”) led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook, J. Safra Group and Hartford Holdings, Inc.

The Account is comprised of the following Sub-Accounts:
American Century VP Value Fund, American Century VP Growth Fund, AB VPS Balanced Wealth Strategy Portfolio, AB VPS International Value Portfolio, AB VPS Small/Mid Cap Value Portfolio, AB VPS International Growth Portfolio, Invesco V.I. Value Opportunities Fund, Invesco V.I. Core Equity Fund, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. International Growth Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Government Money Market Fund, American Century VP Mid Cap Value Fund, AB VPS Growth and Income Portfolio, American Funds Insurance Series® Capital World Bond Fund (Formerly American Funds Insurance Series® Global Bond Fund), American Funds Insurance Series® Global Growth and Income Fund, American Funds Insurance Series® Asset Allocation Fund, American Funds Insurance Series® Blue Chip Income and Growth Fund, American Funds Insurance Series® Bond Fund, American Funds Insurance Series® Global Growth Fund, American Funds Insurance Series® Growth Fund, American Funds Insurance Series® Growth-Income Fund, American Funds Insurance Series® International Fund, American Funds Insurance Series® New World Fund, American Funds Insurance Series® Global Small Capitalization Fund, Columbia Variable Portfolio - Small Company Growth Fund, Wells Fargo VT Omega Growth Fund, Fidelity® VIP Growth Portfolio, Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Mid Cap Portfolio, Fidelity® VIP Value Strategies Portfolio, Fidelity® VIP Dynamic Capital Appreciation Portfolio, Fidelity® VIP Strategic Income Portfolio, Franklin Rising Dividends VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Strategic Income VIP Fund, Franklin Mutual Shares VIP Fund, Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Flex Cap Growth VIP Fund, Templeton Global Bond VIP Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund (Merged assets from Hartford High Yield HLS Fund), Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund (Merged assets from Hartford Value HLS Fund), Hartford Healthcare HLS Fund, Hartford Global Growth HLS Fund (Merged into Hartford Disciplined Equity HLS Fund), Hartford Disciplined Equity HLS Fund (Merged assets from Hartford Growth Opportunities HLS Fund) (Merged assets from Hartford Global Growth HLS Fund), Hartford Growth Opportunities HLS Fund (Merged into Hartford Disciplined Equity HLS Fund), Hartford High Yield HLS Fund (Merged into Hartford Total Return Bond HLS Fund), Hartford International Opportunities HLS Fund, Hartford MidCap Growth HLS Fund (Merged into Hartford MidCap HLS Fund), Hartford MidCap HLS Fund (Merged assets from Hartford MidCap Value HLS Fund) (Merged assets from Hartford MidCap Growth HLS Fund), Hartford MidCap Value HLS Fund (Merged into Hartford MidCap HLS Fund), Hartford Ultrashort Bond HLS Fund (Merged assets from Hartford U.S. Government Securities HLS Fund), Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund (Merged into Hartford Ultrashort Bond HLS Fund), Hartford Value HLS Fund (Merged into Hartford Dividend and Growth HLS Fund), Rational Trend Aggregation VA Fund, Rational Insider Buying VA Fund, Lord Abbett Series Fund - Fundamental Equity Portfolio, Lord Abbett Series Fund - Dividend Growth Portfolio (Formerly Lord Abbett Series Fund – Calibrated Dividend Growth Portfolio), Lord Abbett Series Fund - Bond Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, MFS® Growth Series, MFS® Global Equity Series, MFS® Investors Trust Series, MFS® Mid Cap Growth Series, MFS® New Discovery Series, MFS® Total Return Series, MFS® Value Series, MFS® Total Return Bond Series, MFS® Research Series, MFS® High Yield Portfolio,
BlackRock Managed Volatility V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Equity Dividend V.I. Fund, Morgan Stanley VIF Core Plus Fixed Income Portfolio, Morgan Stanley VIF Growth Portfolio , Morgan Stanley VIF Discovery Portfolio, Invesco V.I. American Value Fund, BlackRock Capital Appreciation V.I. Fund, Columbia Variable Portfolio - Asset Allocation Fund*, Columbia Variable Portfolio - Dividend Opportunity Fund, Columbia Variable Portfolio - Income Opportunities Fund, Columbia Variable Portfolio - Mid Cap Growth Fund, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Merged assets from Invesco V.I. Mid Cap Growth Fund), Invesco Oppenheimer V.I. Capital Appreciation Fund, Invesco Oppenheimer V.I. Global Fund, Invesco Oppenheimer V.I. Main Street Fund®++, Invesco Oppenheimer V.I. Main Street Small Cap Fund®++, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Growth Opportunities Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Small Cap Value Fund, JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust U.S. Equity Portfolio, JPMorgan Insurance Trust Mid Cap Value Portfolio, Putnam VT Equity Income Fund, PIMCO VIT All Asset Portfolio, PIMCO StocksPLUS® Global Portfolio, Prudential Series Jennison 20/20 Focus Portfolio, Prudential Series Jennison Portfolio, Prudential Series Value Portfolio, Prudential Series SP International Growth Portfolio, ClearBridge Variable Dividend Strategy Portfolio, Western Asset Variable Global High Yield Bond Portfolio, Clearbridge Variable Large Cap Value Portfolio, Invesco V.I. Growth and Income Fund, Invesco V.I. Comstock Fund, Invesco V.I. American Franchise Fund, Invesco V.I. Mid Cap Growth Fund (Merged into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund), Wells Fargo VT Index Asset Allocation Fund, Wells Fargo VT International Equity Fund, Wells Fargo VT Small Cap Growth Fund, Wells Fargo VT Discovery Fund, Wells Fargo VT Opportunity Fund, MFS® Core Equity Portfolio, MFS® Massachusetts Investors Growth Stock Portfolio, MFS® Research International Portfolio, Columbia Variable Portfolio - Large Cap Growth Fund, Columbia Variable Portfolio - Overseas Core Fund, CTIVP® - Loomis Sayles Growth Fund.
* During 2020, this Sub-Account was Liquidated.
++ See Note 8 for additional information related to this Sub-Account.
The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the statements of changes in net assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2020 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2020, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2020 and 2019.

g) Accounting for Uncertain Tax Positions - The federal audits have been completed through 2013, the statute of limitations is closed through the 2016 tax year and the Sponsor Company is not currently under examination for any open years.  Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2020.
h) Novel Coronavirus - The impact of the outbreak and continuing spread of the novel coronavirus ("COVID-19") and the related disruption to the worldwide economy are affecting companies across all industries. Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown. The duration and impact of the COVID-19 public health crises on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Additionally, we are unable to determine what, if any, actions our regulators may take in response to the COVID 19 public health crises and its impact on financial markets. At this time, the Company is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of the Company and its operations in future periods.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.55% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $50 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges -

The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

Optional Death Benefit Charge maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%
Principal First Charge maximum of 0.75%
Principal First Preferred Charge maximum of 0.20%
MAV/EPB Death Benefit Charge maximum of 0.30%
MAV 70 Death Benefit Charge maximum of 0.20%
MAV Plus Charge maximum of 0.30%
Maximum Anniversary Value III Charge maximum of 1.50%
Liquidity Feature Charge maximum of 0.50%
MAV V Charge maximum of 1.50%
MAV IV Charge maximum of 1.50%
Legacy Lock Charge maximum of 1.50%
Daily Lock Charge maximum of 2.50%
Safety Plus Charge maximum of 2.50%
Future 5 Charge maximum of 2.50%
Future 6 Charge maximum of 2.50%
Maximum Daily Value Charge maximum of 1.50%
Return of Premium IV Charge maximum of 0.75%
Return of Premium V Charge maximum of 0.75%
Return of Premium III Charge maximum of 0.75%
Return of Premium Death Benefit Charge maximum of 0.75%
Lifetime Income Builder Charge maximum of 0.75%
Lifetime Income Builder II Charge maximum of 0.75%
Lifetime Income Foundation Charge maximum of 0.30%
Lifetime Income Builder Selects Charge maximum of 1.50%
Lifetime Income Builder Portfolios Charge maximum of 1.50%
Income Foundation Builder maximum of 2.50%
Premium Based Charges maximum of .71%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

f) Distribution Charge - A Distribution Charge of 0.85% may be charged, by the Sponsor Company, to the contract’s value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to zero after the completion of seven or eight years (based upon contract terms) after each respective premium payment. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
American Century VP Value Fund	$340,586	$460,939
American Century VP Growth Fund	$11,317	$25,913
AB VPS Balanced Wealth Strategy Portfolio	$304,301	$1,367,658
AB VPS International Value Portfolio	$619,700	$761,576
AB VPS Small/Mid Cap Value Portfolio	$206,235	$236,641
AB VPS International Growth Portfolio	$37,624	$77,947
Invesco V.I. Value Opportunities Fund	$1,234,945	$2,296,684
Invesco V.I. Core Equity Fund	$7,060,826	$5,440,865
Invesco V.I. Government Securities Fund	$16,704,014	$20,281,052
Invesco V.I. High Yield Fund	$56,827	$40,204
Invesco V.I. International Growth Fund	$2,481,101	$4,978,660
Invesco V.I. Mid Cap Core Equity Fund	$5,805,987	$4,474,501
Invesco V.I. Small Cap Equity Fund	$3,970,216	$4,854,474
Invesco V.I. Balanced-Risk Allocation Fund	$180,982	$263,137
Invesco V.I. Diversified Dividend Fund	$317	$649
Invesco V.I. Government Money Market Fund	$44,658,289	$37,500,636
American Century VP Mid Cap Value Fund	$7,692	$3,636
AB VPS Growth and Income Portfolio	$12,420	$13,595
American Funds Insurance Series® Capital World Bond Fund+	$2,679,360	$4,186,854
American Funds Insurance Series® Global Growth and Income Fund	$2,877,446	$7,136,788
American Funds Insurance Series® Asset Allocation Fund	$8,715,882	$21,632,881
American Funds Insurance Series® Blue Chip Income and Growth Fund	$4,378,561	$10,076,289
American Funds Insurance Series® Bond Fund	$23,683,381	$23,880,496
American Funds Insurance Series® Global Growth Fund	$4,434,467	$8,853,533
American Funds Insurance Series® Growth Fund	$20,897,744	$90,307,194
American Funds Insurance Series® Growth-Income Fund	$21,146,694	$52,399,665
American Funds Insurance Series® International Fund	$6,596,508	$14,497,568
American Funds Insurance Series® New World Fund	$1,560,941	$5,041,666
American Funds Insurance Series® Global Small Capitalization Fund	$4,032,525	$6,848,939
Columbia Variable Portfolio - Small Company Growth Fund	$314,159	$1,426,061
Wells Fargo VT Omega Growth Fund	$57,851	$71,164
Fidelity® VIP Growth Portfolio	$633,949	$737,208
Fidelity® VIP Contrafund® Portfolio	$653,569	$3,208,826
Fidelity® VIP Mid Cap Portfolio	$1,062,540	$2,171,845
Fidelity® VIP Value Strategies Portfolio	$52,091	$68,398
Fidelity® VIP Dynamic Capital Appreciation Portfolio	$31,184	$45,721
Fidelity® VIP Strategic Income Portfolio	$2,318	$2,999
Franklin Rising Dividends VIP Fund	$11,158,854	$21,659,840
Franklin Income VIP Fund	$17,922,294	$37,662,443
Franklin Large Cap Growth VIP Fund	$5,095,719	$9,044,039
Franklin Global Real Estate VIP Fund	$75,256	$45,138
Franklin Small-Mid Cap Growth VIP Fund	$9,951,349	$11,311,642
Franklin Small Cap Value VIP Fund	$2,014,677	$2,092,845
Franklin Strategic Income VIP Fund	$8,162,796	$12,429,523
Franklin Mutual Shares VIP Fund	$13,961,586	$20,892,600
Templeton Developing Markets VIP Fund	$1,748,386	$2,566,144
Templeton Foreign VIP Fund	$8,263,046	$8,285,100
Templeton Growth VIP Fund	$3,088,037	$12,798,007
Franklin Mutual Global Discovery VIP Fund	$3,619,088	$7,231,335
Franklin Flex Cap Growth VIP Fund	$3,951,162	$4,664,242
Templeton Global Bond VIP Fund	$2,245,916	$1,713,953
Hartford Balanced HLS Fund	$1,559,537	$2,002,364
Hartford Total Return Bond HLS Fund+	$20,025,315	$20,611,966
Hartford Capital Appreciation HLS Fund	$10,136,529	$21,088,276
Hartford Dividend and Growth HLS Fund+	$9,248,910	$12,918,750
Hartford Healthcare HLS Fund	$16,524	$2,308
Hartford Global Growth HLS Fund+	$428,320	$1,277,770
Hartford Disciplined Equity HLS Fund+	$23,291,319	$4,176,225
Hartford Growth Opportunities HLS Fund+	$8,681,320	$27,235,780
Hartford High Yield HLS Fund+	$976,243	$5,323,281
Hartford International Opportunities HLS Fund	$641,990	$1,331,031
Hartford MidCap Growth HLS Fund+	$346,550	$1,323,725
Hartford MidCap HLS Fund+	$1,481,245	$81,225
Hartford MidCap Value HLS Fund+	$76,165	$361,976
Hartford Ultrashort Bond HLS Fund+	$13,021,299	$11,802,848
Hartford Small Company HLS Fund	$561,391	$556,384
Hartford SmallCap Growth HLS Fund	$334,524	$342,879
Hartford Stock HLS Fund	$604,306	$976,155
Hartford U.S. Government Securities HLS Fund+	$916,996	$4,046,898
Hartford Value HLS Fund+	$173,807	$946,053
Rational Trend Aggregation VA Fund	$174,408	$342,928
Rational Insider Buying VA Fund	$282,164	$422,379
Lord Abbett Series Fund - Fundamental Equity Portfolio	$128,859	$304,344
Lord Abbett Series Fund - Dividend Growth Portfolio+	$253,710	$888,401
Lord Abbett Series Fund - Bond Debenture Portfolio	$1,172,045	$1,344,697
Lord Abbett Series Fund - Growth and Income Portfolio	$103,346	$157,731
MFS® Growth Series	$4,135,670	$8,402,301
MFS® Global Equity Series	$806,417	$1,048,849
MFS® Investors Trust Series	$3,251,850	$7,550,548
MFS® Mid Cap Growth Series	$2,670,678	$5,409,897
MFS® New Discovery Series	$4,740,925	$9,028,874
MFS® Total Return Series	$8,990,876	$19,135,401
MFS® Value Series	$6,767,275	$7,831,249
MFS® Total Return Bond Series	$12,555,858	$15,760,587
MFS® Research Series	$819,143	$1,206,989
MFS® High Yield Portfolio	$2,779,420	$4,896,422
BlackRock Managed Volatility V.I. Fund	$4,296,738	$6,069,345
BlackRock Global Allocation V.I. Fund	$3,861	$1,383
BlackRock S&P 500 Index V.I. Fund	$624,291	$1,192,015
BlackRock Large Cap Focus Growth V.I. Fund	$28,547	$8,866
BlackRock Equity Dividend V.I. Fund	$86,874	$86,085
Morgan Stanley VIF Core Plus Fixed Income Portfolio	$172	$477
Morgan Stanley VIF Growth Portfolio	$41,681	$72,559
Morgan Stanley VIF Discovery Portfolio	$281,394	$921,761
Invesco V.I. American Value Fund	$300,590	$197,961
BlackRock Capital Appreciation V.I. Fund	$49,698	$130,207
Columbia Variable Portfolio - Asset Allocation Fund+	$744,584	$1,976,941
Columbia Variable Portfolio - Dividend Opportunity Fund	$414,145	$661,557
Columbia Variable Portfolio - Income Opportunities Fund	$536,362	$710,670
Columbia Variable Portfolio - Mid Cap Growth Fund	$280,442	$1,260,124
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund+	$2,462,373	$371,543
Invesco Oppenheimer V.I. Capital Appreciation Fund	$55,028	$104,780
Invesco Oppenheimer V.I. Global Fund	$201,991	$882,643
Invesco Oppenheimer V.I. Main Street Fund®++	$49,290	$126,718
Invesco Oppenheimer V.I. Main Street Small Cap Fund®++	$465,565	$1,046,091
Putnam VT Diversified Income Fund	$1,821,683	$1,613,161
Putnam VT Global Asset Allocation Fund	$19,787	$85,017
Putnam VT Growth Opportunities Fund	$179,658	$710,900
Putnam VT International Value Fund	$998	$3,377
Putnam VT International Equity Fund	$11,656	$19,743
Putnam VT Small Cap Value Fund	$7,779	$27,568
JPMorgan Insurance Trust Core Bond Portfolio	$3,162,036	$5,811,703
JPMorgan Insurance Trust U.S. Equity Portfolio	$630,405	$1,229,691
JPMorgan Insurance Trust Mid Cap Value Portfolio	$577,064	$566,329
Putnam VT Equity Income Fund	$4,662	$30,978
PIMCO VIT All Asset Portfolio	$586	$166
PIMCO StocksPLUS® Global Portfolio	$77,189	$80,856
Prudential Series Jennison 20/20 Focus Portfolio	$—	$126
Prudential Series Jennison Portfolio	$144,849	$15,642
Prudential Series Value Portfolio	$2	$495
Prudential Series SP International Growth Portfolio	$—	$652
ClearBridge Variable Dividend Strategy Portfolio	$789	$3,017
Western Asset Variable Global High Yield Bond Portfolio	$1,668	$2,610
Clearbridge Variable Large Cap Value Portfolio	$82,962	$64,682
Invesco V.I. Growth and Income Fund	$154,169	$150,492
Invesco V.I. Comstock Fund	$10,266	$28,764
Invesco V.I. American Franchise Fund	$3,708,416	$5,630,848
Invesco V.I. Mid Cap Growth Fund+	$824,248	$2,470,534
Wells Fargo VT Index Asset Allocation Fund	$2,470	$1,850
Wells Fargo VT International Equity Fund	$62,530	$80,760
Wells Fargo VT Small Cap Growth Fund	$203,534	$235,611
Wells Fargo VT Discovery Fund	$1,055	$894
Wells Fargo VT Opportunity Fund	$645,467	$1,162,420
MFS® Core Equity Portfolio	$700,506	$1,059,282
MFS® Massachusetts Investors Growth Stock Portfolio	$1,190,762	$1,931,054
MFS® Research International Portfolio	$947,139	$1,796,606
Columbia Variable Portfolio - Large Cap Growth Fund	$451,388	$1,974,072
Columbia Variable Portfolio - Overseas Core Fund	$453,427	$633,390
CTIVP® - Loomis Sayles Growth Fund	$256,119	$996,500

+ See Note 1 for additional information related to this Sub-Account.

++ See Note 8 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2020 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Value Fund	15,013	22,000	(6,987)
American Century VP Growth Fund	210	864	(654)
AB VPS Balanced Wealth Strategy Portfolio	11,501	69,014	(57,513)
AB VPS International Value Portfolio	101,834	110,596	(8,762)
AB VPS Small/Mid Cap Value Portfolio	8,939	10,698	(1,759)
AB VPS International Growth Portfolio	—	6,529	(6,529)
Invesco V.I. Value Opportunities Fund	530,291	1,298,630	(768,339)
Invesco V.I. Core Equity Fund	89,428	255,672	(166,244)
Invesco V.I. Government Securities Fund	11,235,723	13,975,691	(2,739,968)
Invesco V.I. High Yield Fund	2,681	17,236	(14,555)
Invesco V.I. International Growth Fund	407,057	1,234,372	(827,315)
Invesco V.I. Mid Cap Core Equity Fund	474,259	1,537,876	(1,063,617)
Invesco V.I. Small Cap Equity Fund	121,063	189,355	(68,292)
Invesco V.I. Balanced-Risk Allocation Fund	4,416	17,488	(13,072)
Invesco V.I. Diversified Dividend Fund	—	26	(26)
Invesco V.I. Government Money Market Fund	4,890,633	4,023,621	867,012
American Century VP Mid Cap Value Fund	349	144	205
AB VPS Growth and Income Portfolio	705	1,230	(525)
American Funds Insurance Series® Capital World Bond Fund+	189,965	322,548	(132,583)
American Funds Insurance Series® Global Growth and Income Fund	102,069	405,240	(303,171)
American Funds Insurance Series® Asset Allocation Fund	302,049	840,326	(538,277)
American Funds Insurance Series® Blue Chip Income and Growth Fund	1,192,872	4,061,973	(2,869,101)
American Funds Insurance Series® Bond Fund	1,412,413	1,501,203	(88,790)
American Funds Insurance Series® Global Growth Fund	108,920	277,321	(168,401)
American Funds Insurance Series® Growth Fund	356,476	2,828,610	(2,472,134)
American Funds Insurance Series® Growth-Income Fund	431,236	1,776,828	(1,345,592)
American Funds Insurance Series® International Fund	519,828	889,637	(369,809)
American Funds Insurance Series® New World Fund	60,604	186,305	(125,701)
American Funds Insurance Series® Global Small Capitalization Fund	106,740	286,519	(179,779)
Columbia Variable Portfolio - Small Company Growth Fund	36,130	249,457	(213,327)
Wells Fargo VT Omega Growth Fund	680	14,112	(13,432)
Fidelity® VIP Growth Portfolio	19,681	21,090	(1,409)
Fidelity® VIP Contrafund® Portfolio	24,211	112,236	(88,025)
Fidelity® VIP Mid Cap Portfolio	65,981	108,844	(42,863)
Fidelity® VIP Value Strategies Portfolio	1,032	3,157	(2,125)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	1,450	2,137	(687)
Fidelity® VIP Strategic Income Portfolio	33	164	(131)
Franklin Rising Dividends VIP Fund	119,502	616,734	(497,232)
Franklin Income VIP Fund	300,678	1,650,689	(1,350,011)
Franklin Large Cap Growth VIP Fund	92,459	303,875	(211,416)
Franklin Global Real Estate VIP Fund	1,058	1,738	(680)
Franklin Small-Mid Cap Growth VIP Fund	156,148	403,589	(247,441)
Franklin Small Cap Value VIP Fund	92,830	116,504	(23,674)
Franklin Strategic Income VIP Fund	277,622	613,639	(336,017)
Franklin Mutual Shares VIP Fund	387,041	945,510	(558,469)
Templeton Developing Markets VIP Fund	48,129	117,515	(69,386)
Templeton Foreign VIP Fund	654,406	646,830	7,576
Templeton Growth VIP Fund	82,689	755,035	(672,346)
Franklin Mutual Global Discovery VIP Fund	110,346	269,933	(159,587)
Franklin Flex Cap Growth VIP Fund	108,123	156,551	(48,428)
Templeton Global Bond VIP Fund	130,338	127,151	3,187
Hartford Balanced HLS Fund	236,961	438,009	(201,048)
Hartford Total Return Bond HLS Fund+	1,905,545	2,501,419	(595,874)
Hartford Capital Appreciation HLS Fund	275,918	1,476,019	(1,200,101)
Hartford Dividend and Growth HLS Fund+	409,418	948,781	(539,363)
Hartford Healthcare HLS Fund	41	153	(112)
Hartford Global Growth HLS Fund+	1,112	140,910	(139,798)
Hartford Disciplined Equity HLS Fund+	1,030,212	149,745	880,467
Hartford Growth Opportunities HLS Fund+	19,939	790,834	(770,895)
Hartford High Yield HLS Fund+	31,581	297,876	(266,295)
Hartford International Opportunities HLS Fund	66,725	157,575	(90,850)
Hartford MidCap Growth HLS Fund+	1,876	48,138	(46,262)
Hartford MidCap HLS Fund+	146,066	6,400	139,666
Hartford MidCap Value HLS Fund+	2,733	29,743	(27,010)
Hartford Ultrashort Bond HLS Fund+	8,147,729	10,114,863	(1,967,134)
Hartford Small Company HLS Fund	18,887	74,428	(55,541)
Hartford SmallCap Growth HLS Fund	9,630	10,393	(763)
Hartford Stock HLS Fund	48,149	277,054	(228,905)
Hartford U.S. Government Securities HLS Fund+	76,970	489,859	(412,889)
Hartford Value HLS Fund+	2,498	87,764	(85,266)
Rational Trend Aggregation VA Fund	27,706	69,255	(41,549)
Rational Insider Buying VA Fund	25,638	107,459	(81,821)
Lord Abbett Series Fund - Fundamental Equity Portfolio	5,870	13,714	(7,844)
Lord Abbett Series Fund - Dividend Growth Portfolio+	8,333	36,707	(28,374)
Lord Abbett Series Fund - Bond Debenture Portfolio	51,827	71,755	(19,928)
Lord Abbett Series Fund - Growth and Income Portfolio	5,374	8,914	(3,540)
MFS® Growth Series	105,091	297,591	(192,500)
MFS® Global Equity Series	21,748	38,154	(16,406)
MFS® Investors Trust Series	99,227	307,948	(208,721)
MFS® Mid Cap Growth Series	85,073	332,421	(247,348)
MFS® New Discovery Series	70,373	237,715	(167,342)
MFS® Total Return Series	181,072	791,972	(610,900)
MFS® Value Series	172,025	262,304	(90,279)
MFS® Total Return Bond Series	711,929	1,008,347	(296,418)
MFS® Research Series	22,873	40,007	(17,134)
MFS® High Yield Portfolio	137,486	382,041	(244,555)
BlackRock Managed Volatility V.I. Fund	347,390	589,383	(241,993)
BlackRock Global Allocation V.I. Fund	27	72	(45)
BlackRock S&P 500 Index V.I. Fund	34,274	102,390	(68,116)
BlackRock Large Cap Focus Growth V.I. Fund	—	—	—
BlackRock Equity Dividend V.I. Fund	3,106	3,838	(732)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	—	33	(33)
Morgan Stanley VIF Growth Portfolio	298	1,606	(1,308)
Morgan Stanley VIF Discovery Portfolio	2,740	24,187	(21,447)
Invesco V.I. American Value Fund	17,846	10,882	6,964
BlackRock Capital Appreciation V.I. Fund	612	4,262	(3,650)
Columbia Variable Portfolio - Asset Allocation Fund+	11,553	851,466	(839,913)
Columbia Variable Portfolio - Dividend Opportunity Fund	29,294	36,366	(7,072)
Columbia Variable Portfolio - Income Opportunities Fund	30,252	55,787	(25,535)
Columbia Variable Portfolio - Mid Cap Growth Fund	13,809	53,605	(39,796)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund+	242,096	27,636	214,460
Invesco Oppenheimer V.I. Capital Appreciation Fund	528	4,636	(4,108)
Invesco Oppenheimer V.I. Global Fund	5,400	41,619	(36,219)
Invesco Oppenheimer V.I. Main Street Fund®++	411	5,256	(4,845)
Invesco Oppenheimer V.I. Main Street Small Cap Fund®++	24,173	43,555	(19,382)
Putnam VT Diversified Income Fund	86,400	109,859	(23,459)
Putnam VT Global Asset Allocation Fund	59	4,287	(4,228)
Putnam VT Growth Opportunities Fund	4,211	32,293	(28,082)
Putnam VT International Value Fund	578	894	(316)
Putnam VT International Equity Fund	1,726	2,423	(697)
Putnam VT Small Cap Value Fund	468	1,312	(844)
JPMorgan Insurance Trust Core Bond Portfolio	197,604	380,576	(182,972)
JPMorgan Insurance Trust U.S. Equity Portfolio	11,697	34,406	(22,709)
JPMorgan Insurance Trust Mid Cap Value Portfolio	16,250	19,716	(3,466)
Putnam VT Equity Income Fund	—	945	(945)
PIMCO VIT All Asset Portfolio	—	7	(7)
PIMCO StocksPLUS® Global Portfolio	3,196	5,029	(1,833)
Prudential Series Jennison 20/20 Focus Portfolio	—	1	(1)
Prudential Series Jennison Portfolio	39,224	644	38,580
Prudential Series Value Portfolio	—	115	(115)
Prudential Series SP International Growth Portfolio	—	290	(290)
ClearBridge Variable Dividend Strategy Portfolio	10	134	(124)
Western Asset Variable Global High Yield Bond Portfolio	171	812	(641)
Clearbridge Variable Large Cap Value Portfolio	2,371	20,672	(18,301)
Invesco V.I. Growth and Income Fund	7,590	7,614	(24)
Invesco V.I. Comstock Fund	124	1,029	(905)
Invesco V.I. American Franchise Fund	83,641	203,205	(119,564)
Invesco V.I. Mid Cap Growth Fund+	10,479	126,452	(115,973)
Wells Fargo VT Index Asset Allocation Fund	—	224	(224)
Wells Fargo VT International Equity Fund	42,285	60,013	(17,728)
Wells Fargo VT Small Cap Growth Fund	4,266	7,580	(3,314)
Wells Fargo VT Discovery Fund	—	15	(15)
Wells Fargo VT Opportunity Fund	13,046	44,472	(31,426)
MFS® Core Equity Portfolio	26,422	58,329	(31,907)
MFS® Massachusetts Investors Growth Stock Portfolio	28,266	101,554	(73,288)
MFS® Research International Portfolio	56,009	144,206	(88,197)
Columbia Variable Portfolio - Large Cap Growth Fund	24,657	98,169	(73,512)
Columbia Variable Portfolio - Overseas Core Fund	39,175	54,546	(15,371)
CTIVP® - Loomis Sayles Growth Fund	14,837	46,870	(32,033)

+ See Note 1 for additional information related to this Sub-Account.

++ See Note 8 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2019 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Value Fund	5,441	29,190	(23,749)
American Century VP Growth Fund	202	1,912	(1,710)
AB VPS Balanced Wealth Strategy Portfolio	1,014	37,896	(36,882)
AB VPS International Value Portfolio	76,262	101,480	(25,218)
AB VPS Small/Mid Cap Value Portfolio	3,799	15,152	(11,353)
AB VPS International Growth Portfolio	5,900	13,747	(7,847)
Invesco V.I. Value Opportunities Fund	542,635	1,479,808	(937,173)
Invesco V.I. Core Equity Fund	68,157	290,118	(221,961)
Invesco V.I. Government Securities Fund	6,399,620	15,492,019	(9,092,399)
Invesco V.I. High Yield Fund	47,262	22,625	24,637
Invesco V.I. International Growth Fund	146,349	1,660,516	(1,514,167)
Invesco V.I. Mid Cap Core Equity Fund	272,543	1,596,889	(1,324,346)
Invesco V.I. Small Cap Equity Fund	77,037	178,283	(101,246)
Invesco V.I. Balanced Risk Allocation Fund	1,996	21,798	(19,802)
Invesco V.I. Diversified Dividend Fund	—	39	(39)
Invesco V.I. Government Money Market Fund	3,092,153	3,983,482	(891,329)
American Century VP Mid Cap Value Fund	206	1,055	(849)
AB VPS Growth and Income Portfolio	10,572	1,244	9,328
American Funds Insurance Series® Global Bond Fund	142,699	381,604	(238,905)
American Funds Insurance Series® Global Growth and Income Fund	68,891	479,949	(411,058)
American Funds Insurance Series® Asset Allocation Fund	370,310	1,119,829	(749,519)
American Funds Insurance Series® Blue Chip Income and Growth Fund	1,511,840	5,697,026	(4,185,186)
American Funds Insurance Series® Bond Fund	610,819	1,553,984	(943,165)
American Funds Insurance Series® Global Growth Fund	59,602	373,084	(313,482)
American Funds Insurance Series® Growth Fund	376,476	2,905,926	(2,529,450)
American Funds Insurance Series® Growth-Income Fund	357,877	2,123,370	(1,765,493)
American Funds Insurance Series® International Fund	206,035	1,128,066	(922,031)
American Funds Insurance Series® New World Fund	50,064	226,798	(176,734)
American Funds Insurance Series® Global Small Capitalization Fund	41,665	253,871	(212,206)
Columbia Variable Portfolio - Small Company Growth Fund	76,148	262,834	(186,686)
Wells Fargo VT Omega Growth Fund	10,188	92,339	(82,151)
Fidelity® VIP Growth Portfolio	7,393	35,432	(28,039)
Fidelity® VIP ContrafundSM Portfolio	6,903	101,425	(94,522)
Fidelity® VIP Mid Cap Portfolio	50,032	111,765	(61,733)
Fidelity® VIP Value Strategies Portfolio	122	3,169	(3,047)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	62	918	(856)
Fidelity® VIP Strategic Income Portfolio	181	6,814	(6,633)
Franklin Rising Dividends VIP Fund	121,751	881,107	(759,356)
Franklin Income VIP Fund	243,255	2,253,225	(2,009,970)
Franklin Large Cap Growth VIP Fund	98,538	237,015	(138,477)
Franklin Global Real Estate VIP Fund	234	3,538	(3,304)
Franklin Small-Mid Cap Growth VIP Fund	117,023	467,005	(349,982)
Franklin Small Cap Value VIP Fund	50,377	133,486	(83,109)
Franklin Strategic Income VIP Fund	189,590	801,234	(611,644)
Franklin Mutual Shares VIP Fund	138,751	1,147,635	(1,008,884)
Templeton Developing Markets VIP Fund	36,670	133,876	(97,206)
Templeton Foreign VIP Fund	366,940	652,784	(285,844)
Templeton Growth VIP Fund	161,890	869,589	(707,699)
Franklin Mutual Global Discovery VIP Fund	39,887	309,791	(269,904)
Franklin Flex Cap Growth VIP Fund	53,039	137,392	(84,353)
Templeton Global Bond VIP Fund	51,542	155,710	(104,168)
Hartford Balanced HLS Fund	99,133	469,727	(370,594)
Hartford Total Return Bond HLS Fund	893,356	2,965,407	(2,072,051)
Hartford Capital Appreciation HLS Fund	290,545	1,511,711	(1,221,166)
Hartford Dividend and Growth HLS Fund	186,114	1,141,684	(955,570)
Hartford Healthcare HLS Fund	47	145	(98)
Hartford Global Growth HLS Fund	3,056	19,796	(16,740)
Hartford Disciplined Equity HLS Fund	30,736	103,269	(72,533)
Hartford Growth Opportunities HLS Fund	76,868	205,670	(128,802)
Hartford High Yield HLS Fund	15,720	74,972	(59,252)
Hartford International Opportunities HLS Fund	90,567	187,401	(96,834)
Hartford MidCap Growth HLS Fund	4,728	11,392	(6,664)
Hartford MidCap HLS Fund	108	4,507	(4,399)
Hartford MidCap Value HLS Fund	2,430	491	1,939
Hartford Ultrashort Bond HLS Fund	5,340,853	9,798,644	(4,457,791)
Hartford Small Company HLS Fund	46,228	111,402	(65,174)
Hartford SmallCap Growth HLS Fund	10,110	20,072	(9,962)
Hartford Stock HLS Fund	119,430	401,390	(281,960)
Hartford U.S. Government Securities HLS Fund	48,698	67,729	(19,031)
Hartford Value HLS Fund	1,423	9,512	(8,089)
Rational Trend Aggregation VA Fund	11,891	81,272	(69,381)
Rational Insider Buying VA Fund	33,181	119,992	(86,811)
Lord Abbett Series Fund - Fundamental Equity Portfolio	2,717	27,411	(24,694)
Lord Abbett Calibrated Dividend Growth Fund	15,396	38,553	(23,157)
Lord Abbett Series Fund - Bond Debenture Portfolio	29,644	85,843	(56,199)
Lord Abbett Series Fund - Growth and Income Portfolio	520	12,329	(11,809)
MFS® Growth Series	137,059	447,670	(310,611)
MFS® Global Equity Series	10,913	34,736	(23,823)
MFS® Investors Trust Series	101,863	432,320	(330,457)
MFS® Mid Cap Growth Series	330,077	306,667	23,410
MFS® New Discovery Series	85,309	248,124	(162,815)
MFS® Total Return Series	263,022	1,024,967	(761,945)
MFS® Value Series	99,915	440,422	(340,507)
MFS® Total Return Bond Series	600,045	1,119,326	(519,281)
MFS® Research Series	30,455	36,334	(5,879)
MFS® High Yield Portfolio	163,701	428,953	(265,252)
BlackRock Managed Volatility V.I. Fund	349,212	637,574	(288,362)
BlackRock Global Allocation V.I. Fund	160	14,159	(13,999)
BlackRock S&P 500 Index V.I. Fund	25,685	123,390	(97,705)
BlackRock Large Cap Focus Growth V.I. Fund	—	1,163	(1,163)
BlackRock Equity Dividend V.I. Fund	544	12,005	(11,461)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	2,713	6,223	(3,510)
Morgan Stanley VIF Growth Portfolio	2,089	2,764	(675)
Morgan Stanley VIF Discovery Portfolio	5,563	21,216	(15,653)
Invesco V.I. American Value Fund	10,052	6,719	3,333
BlackRock Capital Appreciation V.I. Fund	791	10,338	(9,547)
Columbia Variable Portfolio - Asset Allocation Fund	62,169	58,106	4,063
Columbia Variable Portfolio - Dividend Opportunity Fund	31,705	73,871	(42,166)
Columbia Variable Portfolio - Income Opportunities Fund	26,751	52,062	(25,311)
Columbia Variable Portfolio - Mid Cap Growth Fund	26,456	82,023	(55,567)
Invesco Oppenheimer V.I. Capital Appreciation Fund	508	6,815	(6,307)
Invesco Oppenheimer V.I. Global Fund	2,283	32,450	(30,167)
Invesco Oppenheimer V.I. Main Street Fund®++	451	14,544	(14,093)
Invesco Oppenheimer V.I. Main Street Small Cap Fund®++	15,403	28,506	(13,103)
Putnam VT Diversified Income Fund	38,965	141,384	(102,419)
Putnam VT Global Asset Allocation Fund	39	4,329	(4,290)
Putnam VT Growth Opportunities Fund	2,311	45,892	(43,581)
Putnam VT International Value Fund	236	1,960	(1,724)
Putnam VT International Equity Fund	1,899	5,536	(3,637)
Putnam VT Small Cap Value Fund	275	2,127	(1,852)
JPMorgan Insurance Trust Core Bond Portfolio	92,088	439,856	(347,768)
JPMorgan Insurance Trust U.S. Equity Portfolio	10,349	24,481	(14,132)
JPMorgan Insurance Trust Mid Cap Value Portfolio	8,204	15,592	(7,388)
Putnam VT Equity Income Fund	—	3,119	(3,119)
PIMCO VIT All Asset Portfolio	7	9,594	(9,587)
PIMCO StocksPLUS® Global Portfolio	766	8,206	(7,440)
Prudential Series Jennison 20/20 Focus Portfolio	—	10,092	(10,092)
Prudential Series Jennison Portfolio	4,080	6,724	(2,644)
Prudential Value Portfolio	—	86	(86)
Prudential SP International Growth Portfolio	—	281	(281)
ClearBridge Variable Dividend Strategy Portfolio	126	24	102
Western Asset Variable Global High Yield Bond Portfolio	184	1,330	(1,146)
ClearBridge Variable Large Cap Value Portfolio	2,380	8,239	(5,859)
Invesco V.I. Growth and Income Fund	3,036	6,302	(3,266)
Invesco V.I. Comstock Fund	36	685	(649)
Invesco V.I. American Franchise Fund	141,802	167,168	(25,366)
Invesco V.I. Mid Cap Growth Fund	34,357	60,719	(26,362)
Wells Fargo VT Index Asset Allocation Fund	—	250	(250)
Wells Fargo VT International Equity Fund	36,827	93,624	(56,797)
Wells Fargo VT Small Cap Growth Fund	2,454	10,276	(7,822)
Wells Fargo VT Discovery Fund	—	15	(15)
Wells Fargo VT Opportunity Fund	12,416	57,170	(44,754)
MFS® Core Equity Portfolio	16,334	73,680	(57,346)
MFS® Massachusetts Investors Growth Stock Portfolio	75,679	92,829	(17,150)
MFS® Research International Portfolio	54,590	145,275	(90,685)
Columbia Variable Portfolio - Large Cap Growth Fund	33,232	95,209	(61,977)
Columbia Variable Portfolio - Overseas Core Fund	34,154	76,271	(42,117)
CTIVP® – Loomis Sayles Growth Fund	19,352	52,013	(32,661)

++ See Note 8 for additional information related to this Sub-Account.

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2020. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger. Corporate actions are identified for only the current year, prior years’ corporate actions are disclosed in the respective year’s report.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Century VP Value Fund
2020	55,925	$21.367737	to	$23.450700	$1,292,716	0.50%	to	1.45%	2.15%	to	2.21%	(0.62)%	to	0.33%
2019	62,912	$21.501257	to	$23.374017	$1,455,732	0.50%	to	1.45%	1.96%	to	1.96%	25.10%	to	26.29%
2018	86,661	$17.187910	to	$18.508409	$1,590,679	0.50%	to	1.45%	1.49%	to	1.53%	(10.58)%	to	(9.73)%
2017	90,449	$19.222298	to	$20.503245	$1,841,868	0.50%	to	1.45%	1.50%	to	1.52%	7.01%	to	8.03%
2016	102,221	$17.962488	to	$18.978389	$1,933,623	0.50%	to	1.45%	1.26%	to	1.58%	18.55%	to	19.68%
American Century VP Growth Fund
2020	2,248	$35.532853	to	$35.532853	$79,879	0.65%	to	0.65%	0.33%	to	0.33%	33.80%	to	33.80%
2019	2,902	$26.557241	to	$26.557241	$77,063	0.65%	to	0.65%	0.26%	to	0.26%	34.46%	to	34.46%
2018	4,612	$19.751240	to	$19.751240	$91,098	0.65%	to	0.65%	0.11%	to	0.11%	(2.23)%	to	(2.23)%
2017	4,847	$20.200979	to	$20.200979	$97,907	0.65%	to	0.65%	0.63%	to	0.63%	29.38%	to	29.38%
2016	5,234	$15.613557	to	$15.613557	$81,729	0.65%	to	0.65%	—%	to	—%	3.52%	to	3.52%
AB VPS Balanced Wealth Strategy Portfolio
2020	154,918	$21.099126	to	$25.050508	$2,634,262	0.50%	to	2.70%	0.88%	to	2.21%	6.34%	to	8.71%
2019	212,431	$19.840768	to	$23.044027	$3,595,924	0.50%	to	2.70%	2.30%	to	2.33%	15.06%	to	17.61%
2018	249,313	$17.244421	to	$19.593049	$3,636,382	0.50%	to	2.70%	1.68%	to	1.69%	(8.90)%	to	(6.88)%
2017	282,012	$18.929797	to	$21.039797	$4,424,886	0.50%	to	2.70%	1.82%	to	1.82%	12.54%	to	15.05%
2016	320,168	$16.819960	to	$18.288255	$4,357,815	0.50%	to	2.70%	1.81%	to	1.82%	1.66%	to	3.92%
AB VPS International Value Portfolio
2020	511,971	$13.264223	to	$15.173551	$3,855,007	0.50%	to	2.70%	1.72%	to	1.76%	(0.51)%	to	1.70%
2019	520,733	$13.332472	to	$14.919716	$3,878,473	0.50%	to	2.70%	0.84%	to	0.87%	13.68%	to	16.21%
2018	545,951	$11.727917	to	$12.838845	$3,552,361	0.50%	to	2.70%	0.77%	to	1.09%	(25.03)%	to	(23.36)%
2017	575,458	$15.643661	to	$16.752424	$4,943,871	0.50%	to	2.70%	2.02%	to	2.24%	21.76%	to	24.47%
2016	694,415	$12.847489	to	$13.458962	$4,843,999	0.50%	to	2.70%	1.09%	to	1.16%	(3.44)%	to	(1.29)%
AB VPS Small/Mid Cap Value Portfolio
2020	52,613	$31.978466	to	$35.636456	$1,249,116	0.50%	to	2.75%	0.80%	to	0.84%	0.26%	to	2.54%
2019	54,372	$31.896029	to	$34.753847	$1,272,620	0.50%	to	2.75%	0.32%	to	0.34%	16.65%	to	19.30%
2018	65,725	$27.342613	to	$29.130337	$1,306,557	0.50%	to	2.75%	0.19%	to	0.23%	(17.59)%	to	(15.72)%
2017	79,290	$33.180411	to	$34.562643	$1,891,389	0.50%	to	2.75%	0.24%	to	0.25%	9.79%	to	12.29%
2016	96,375	$30.221710	to	$30.780680	$2,065,868	0.50%	to	2.75%	0.36%	to	0.36%	21.41%	to	24.17%
AB VPS International Growth Portfolio
2020	31,435	$13.230890	to	$21.866344	$436,943	1.25%	to	2.70%	0.99%	to	1.19%	26.15%	to	27.99%
2019	37,964	$10.337219	to	$17.333346	$412,327	1.25%	to	2.70%	0.28%	to	0.29%	23.85%	to	25.65%
2018	45,811	$8.226871	to	$13.995949	$389,859	1.25%	to	2.70%	0.40%	to	0.40%	(19.80)%	to	(18.62)%
2017	59,347	$10.109732	to	$17.450543	$611,154	1.25%	to	2.70%	0.87%	to	0.95%	31.05%	to	32.96%
2016	69,760	$7.603435	to	$13.315844	$541,877	1.25%	to	2.70%	—%	to	—%	(9.55)%	to	(8.22)%
Invesco V.I. Value Opportunities Fund
2020	5,759,922	$2.383302	to	$26.363868	$11,627,620	0.85%	to	2.80%	0.40%	to	0.41%	2.54%	to	4.56%
2019	6,528,261	$2.279300	to	$25.710068	$12,673,729	0.85%	to	2.80%	0.24%	to	0.24%	27.01%	to	29.51%
2018	7,465,434	$1.759925	to	$20.241880	$11,258,230	0.85%	to	2.80%	0.32%	to	0.32%	(21.41)%	to	(19.86)%
2017	8,398,891	$2.196079	to	$25.756336	$15,999,970	0.85%	to	2.80%	0.40%	to	0.40%	14.20%	to	16.44%
2016	9,847,169	$1.885957	to	$22.554491	$16,246,582	0.85%	to	2.80%	0.39%	to	0.41%	15.07%	to	17.33%
Invesco V.I. Core Equity Fund
2020	1,212,683	$25.583443	to	$30.270210	$24,985,622	0.50%	to	2.75%	1.05%	to	1.18%	10.76%	to	13.01%
2019	1,378,927	$23.097375	to	$26.786554	$25,754,092	0.50%	to	2.75%	0.17%	to	0.95%	25.47%	to	28.02%
2018	1,600,888	$18.408618	to	$20.922989	$23,750,133	0.50%	to	2.75%	—%	to	0.90%	(11.85)%	to	(10.06)%
2017	1,840,303	$20.884186	to	$23.263545	$30,798,707	0.50%	to	2.75%	0.80%	to	1.04%	10.11%	to	12.31%
2016	2,102,473	$18.967298	to	$21.026178	$31,902,428	0.30%	to	2.75%	—%	to	0.79%	7.27%	to	9.69%
Invesco V.I. Government Securities Fund
2020	47,149,679	$1.661102	to	$10.239324	$66,804,350	0.85%	to	2.80%	2.52%	to	2.52%	3.34%	to	5.37%
2019	49,889,647	$1.576383	to	$9.908485	$67,824,159	0.85%	to	2.80%	2.53%	to	2.58%	3.14%	to	5.18%
2018	58,982,046	$1.498812	to	$9.606402	$76,929,665	0.85%	to	2.80%	2.18%	to	2.20%	(2.22)%	to	(0.29)%
2017	65,970,861	$1.503200	to	$9.824279	$87,071,468	0.85%	to	2.80%	2.10%	to	2.12%	(0.86)%	to	1.09%
2016	72,236,130	$1.486940	to	$9.909381	$95,179,434	0.85%	to	2.80%	1.89%	to	1.95%	(1.57)%	to	0.37%
Invesco V.I. High Yield Fund
2020	117,205	$2.270143	to	$22.274429	$333,250	1.70%	to	2.65%	6.02%	to	6.03%	0.62%	to	1.58%
2019	131,760	$2.234887	to	$21.893599	$324,289	1.70%	to	2.75%	0.03%	to	5.08%	10.43%	to	11.60%
2018	107,123	$2.002661	to	$19.825577	$263,896	1.70%	to	2.75%	5.07%	to	5.30%	(5.97)%	to	(4.98)%
2017	127,229	$2.107655	to	$21.085280	$508,937	1.70%	to	2.75%	3.98%	to	4.07%	3.42%	to	4.51%
2016	165,289	$2.016745	to	$20.388679	$580,337	1.70%	to	2.75%	4.06%	to	4.20%	8.20%	to	9.34%
Invesco V.I. International Growth Fund
2020	6,243,261	$22.258091	to	$24.786293	$26,233,825	0.30%	to	2.80%	—%	to	2.40%	10.85%	to	13.40%
2019	7,070,576	$20.079731	to	$21.857569	$26,541,900	0.30%	to	2.80%	—%	to	1.58%	25.03%	to	27.85%
2018	8,584,743	$16.060392	to	$17.095661	$25,800,409	0.30%	to	2.80%	—%	to	2.13%	(17.32)%	to	(15.46)%
2017	9,693,455	$19.425716	to	$20.221611	$34,441,109	0.30%	to	2.80%	—%	to	1.44%	19.61%	to	22.36%
2016	11,461,762	$16.241116	to	$16.526576	$34,208,224	0.30%	to	2.80%	—%	to	1.42%	(3.20)%	to	(0.99)%
Invesco V.I. Mid Cap Core Equity Fund
2020	7,790,159	$23.076506	to	$26.539528	$24,150,313	0.65%	to	2.80%	0.51%	to	0.74%	6.23%	to	8.24%
2019	8,853,776	$21.722629	to	$24.520242	$25,506,863	0.65%	to	2.80%	0.07%	to	0.50%	21.82%	to	24.23%
2018	10,178,122	$17.831447	to	$19.738095	$23,874,817	0.65%	to	2.80%	0.09%	to	0.51%	(13.80)%	to	(12.17)%
2017	11,917,687	$20.685989	to	$22.473592	$32,149,013	0.65%	to	2.80%	0.32%	to	0.53%	11.75%	to	13.91%
2016	13,755,618	$18.511422	to	$20.254163	$32,861,252	0.30%	to	2.80%	—%	to	0.08%	10.30%	to	12.82%
Invesco V.I. Small Cap Equity Fund
2020	631,159	$30.608904	to	$37.017915	$19,732,844	0.30%	to	2.80%	—%	to	0.34%	23.73%	to	26.49%
2019	699,451	$24.738082	to	$28.657437	$17,488,092	0.50%	to	2.80%	—%	to	—%	23.11%	to	25.69%
2018	800,697	$20.094666	to	$23.237086	$16,121,168	0.30%	to	2.80%	—%	to	—%	(17.43)%	to	(15.53)%
2017	933,454	$24.335556	to	$27.508052	$22,532,980	0.30%	to	2.80%	—%	to	—%	10.91%	to	13.39%
2016	1,082,645	$21.942004	to	$24.260672	$23,354,664	0.30%	to	2.80%	—%	to	—%	8.97%	to	11.50%
Invesco V.I. Balanced-Risk Allocation Fund
2020	59,682	$14.328032	to	$17.257367	$935,500	0.50%	to	2.40%	7.55%	to	7.94%	7.38%	to	9.44%
2019	72,754	$13.343050	to	$15.768680	$1,049,703	0.50%	to	2.40%	—%	to	—%	12.16%	to	14.31%
2018	92,556	$11.896602	to	$13.794728	$1,187,793	0.50%	to	2.40%	1.27%	to	1.31%	(8.92)%	to	(7.18)%
2017	109,910	$13.062314	to	$14.861220	$1,531,700	0.50%	to	2.40%	3.88%	to	4.13%	7.23%	to	9.28%
2016	144,195	$12.181854	to	$13.598736	$1,847,282	0.50%	to	2.40%	0.15%	to	0.18%	8.87%	to	10.96%
Invesco V.I. Diversified Dividend Fund
2020	300	$20.962948	to	$20.962948	$6,295	1.70%	to	1.70%	2.91%	to	2.91%	(1.82)%	to	(1.82)%
2019	326	$21.351168	to	$21.351168	$6,965	1.70%	to	1.70%	2.72%	to	2.72%	22.67%	to	22.67%
2018	365	$17.405343	to	$17.405343	$6,356	1.70%	to	1.70%	2.17%	to	2.17%	(9.37)%	to	(9.37)%
2017	394	$19.204376	to	$19.204376	$7,564	1.70%	to	1.70%	1.50%	to	1.50%	6.52%	to	6.52%
2016	424	$18.028771	to	$18.028771	$7,639	1.70%	to	1.70%	1.15%	to	1.15%	12.61%	to	12.61%
Invesco V.I. Government Money Market Fund
2020	5,768,040	$8.375289	to	$10.125144	$52,819,533	0.30%	to	2.80%	—%	to	0.29%	(2.55)%	to	(0.09)%
2019	4,901,028	$8.693415	to	$10.133930	$45,661,891	0.30%	to	2.75%	1.62%	to	1.86%	(0.87)%	to	1.34%
2018	5,792,357	$8.769400	to	$9.999989	$53,661,271	0.30%	to	2.75%	1.28%	to	1.42%	(1.20)%	to	0.99%
2017	5,269,921	$8.876326	to	$9.901669	$49,089,284	0.30%	to	2.75%	0.30%	to	0.64%	(2.16)%	to	0.01%
2016	5,971,300	$9.072730	to	$9.900264	$56,196,085	0.30%	to	2.75%	0.02%	to	0.09%	(2.62)%	to	(0.27)%
American Century VP Mid Cap Value Fund
2020	3,545	$22.761118	to	$25.008360	$87,037	0.50%	to	1.45%	1.70%	to	1.71%	(0.34)%	to	0.61%
2019	3,340	$22.839853	to	$24.857624	$81,643	0.50%	to	1.45%	1.91%	to	1.92%	27.14%	to	28.35%
2018	4,189	$17.964559	to	$19.367050	$79,971	0.50%	to	1.45%	1.10%	to	1.26%	(14.22)%	to	(13.40)%
2017	6,844	$20.941448	to	$22.362747	$151,362	0.50%	to	1.45%	1.40%	to	1.40%	9.86%	to	10.91%
2016	7,027	$19.061376	to	$20.162741	$140,836	0.50%	to	1.45%	1.55%	to	1.57%	20.95%	to	22.11%
AB VPS Growth and Income Portfolio
2020	8,803	$10.951484	to	$11.195674	$98,098	1.25%	to	2.45%	1.33%	to	1.33%	(0.01)%	to	1.20%
2019♦	9,328	$10.952221	to	$11.062894	$102,971	1.25%	to	2.45%	1.01%	to	1.02%	9.52%	to	10.63%
American Funds Insurance Series® Capital World Bond Fund+
2020	1,472,084	$11.423284	to	$11.959025	$19,994,237	0.50%	to	2.75%	0.84%	to	1.22%	6.92%	to	9.07%
2019	1,604,667	$10.473324	to	$11.185125	$20,234,122	0.50%	to	2.75%	1.41%	to	1.50%	4.85%	to	7.00%
2018	1,843,572	$9.788153	to	$10.668221	$21,965,227	0.50%	to	2.75%	1.73%	to	1.95%	(4.01)%	to	(2.10)%
2017	2,099,339	$9.998043	to	$11.113629	$25,833,116	0.50%	to	2.75%	0.36%	to	0.42%	(0.02)%	to	3.96%
2016	2,046,112	$10.690698	to	$13.232531	$24,561,109	0.85%	to	2.75%	0.55%	to	0.56%	(0.07)%	to	1.85%
American Funds Insurance Series® Global Growth and Income Fund
2020	1,952,428	$13.441354	to	$29.515709	$38,993,616	0.50%	to	2.75%	1.12%	to	1.22%	5.78%	to	8.00%
2019	2,255,599	$12.445256	to	$27.902511	$41,881,710	0.50%	to	2.75%	1.46%	to	1.66%	27.59%	to	30.08%
2018	2,666,657	$9.567445	to	$21.759494	$38,499,132	0.50%	to	2.80%	0.22%	to	1.48%	(12.13)%	to	(10.34)%
2017	3,146,861	$10.670657	to	$24.762218	$51,339,431	0.50%	to	2.80%	1.83%	to	2.10%	6.71%	to	22.59%
2016	2,780,558	$15.982931	to	$20.199758	$40,552,639	0.85%	to	2.80%	1.79%	to	1.85%	4.38%	to	6.44%
American Funds Insurance Series® Asset Allocation Fund
2020	5,137,596	$13.312705	to	$26.354191	$134,215,767	0.50%	to	2.80%	0.73%	to	1.76%	9.35%	to	11.60%
2019	5,675,873	$11.928983	to	$24.100232	$135,014,446	0.50%	to	2.80%	1.75%	to	1.84%	17.88%	to	20.32%
2018	6,425,392	$9.914185	to	$20.443889	$128,179,835	0.50%	to	2.80%	1.36%	to	1.45%	(7.24)%	to	(5.31)%
2017	7,490,631	$10.469884	to	$22.139871	$159,190,876	0.50%	to	2.75%	1.06%	to	1.67%	4.70%	to	13.08%
2016	7,474,934	$19.579122	to	$24.149417	$148,582,358	0.85%	to	2.75%	1.52%	to	1.60%	6.44%	to	8.48%
American Funds Insurance Series® Blue Chip Income and Growth Fund
2020	25,407,005	$12.946697	to	$30.116208	$64,495,618	0.30%	to	2.75%	1.73%	to	1.96%	5.73%	to	8.15%
2019	28,276,106	$11.971410	to	$28.482870	$67,075,208	0.30%	to	2.75%	—%	to	2.00%	18.09%	to	20.67%
2018	32,461,292	$9.920577	to	$24.120341	$64,983,677	0.30%	to	2.75%	—%	to	1.78%	(11.14)%	to	(9.19)%
2017	39,821,581	$10.915463	to	$27.019907	$89,031,387	0.50%	to	2.80%	0.33%	to	1.53%	9.15%	to	13.81%
2016	45,421,296	$2.104686	to	$23.741193	$84,142,065	0.85%	to	2.80%	1.93%	to	1.99%	15.42%	to	17.70%
American Funds Insurance Series® Bond Fund
2020	7,246,894	$11.684237	to	$13.095358	$118,167,302	0.50%	to	2.75%	1.76%	to	3.48%	6.76%	to	8.83%
2019	7,335,684	$10.735782	to	$12.266349	$111,523,128	0.50%	to	2.75%	1.59%	to	2.67%	6.39%	to	8.54%
2018	8,278,849	$9.891325	to	$11.529400	$116,160,829	0.50%	to	2.75%	2.34%	to	2.39%	(3.41)%	to	(1.38)%
2017	9,499,220	$10.029764	to	$11.935949	$136,569,462	0.50%	to	2.75%	1.43%	to	1.87%	0.30%	to	0.85%
2016	8,048,993	$11.835007	to	$17.669273	$123,541,317	0.85%	to	2.75%	1.66%	to	1.69%	0.15%	to	2.07%
American Funds Insurance Series® Global Growth Fund
2020	1,400,951	$16.780459	to	$40.648006	$52,706,820	0.50%	to	2.75%	0.11%	to	0.35%	26.93%	to	29.52%
2019	1,569,352	$12.956097	to	$32.024496	$46,013,318	0.50%	to	2.75%	0.95%	to	1.08%	31.61%	to	34.20%
2018	1,882,834	$9.654189	to	$24.210580	$42,017,302	0.50%	to	2.80%	0.08%	to	0.51%	(11.56)%	to	(9.69)%
2017	2,135,003	$10.690165	to	$27.374033	$52,725,970	0.50%	to	2.80%	0.48%	to	0.63%	6.90%	to	27.84%
2016	2,112,043	$21.412322	to	$26.031439	$43,944,517	0.85%	to	2.80%	0.89%	to	0.90%	(2.16)%	to	(0.23)%
American Funds Insurance Series® Growth Fund
2020	12,124,144	$20.788080	to	$57.907788	$516,683,824	0.50%	to	2.80%	0.22%	to	0.33%	47.89%	to	50.96%
2019	14,596,278	$13.770810	to	$39.157035	$410,095,735	0.50%	to	2.80%	0.53%	to	0.84%	27.16%	to	29.79%
2018	17,125,728	$10.640480	to	$30.792652	$373,187,840	0.30%	to	2.80%	—%	to	0.40%	(3.00)%	to	(0.80)%
2017	20,385,830	$10.726522	to	$31.745880	$447,865,308	0.30%	to	2.80%	0.24%	to	0.53%	7.27%	to	24.75%
2016	19,010,681	$25.447295	to	$26.911796	$375,951,324	0.85%	to	2.80%	0.77%	to	0.77%	6.47%	to	8.56%
American Funds Insurance Series® Growth-Income Fund
2020	10,168,543	$14.883680	to	$35.599175	$321,997,763	0.50%	to	2.80%	1.11%	to	1.42%	10.41%	to	12.68%
2019	11,514,135	$13.208437	to	$32.242598	$327,072,132	0.50%	to	2.80%	1.47%	to	1.70%	22.65%	to	25.23%
2018	13,279,628	$10.547662	to	$26.287348	$304,182,757	0.50%	to	2.80%	1.01%	to	1.28%	(4.50)%	to	(2.55)%
2017	15,778,593	$10.823191	to	$27.525937	$372,003,192	0.50%	to	2.80%	1.02%	to	1.40%	8.23%	to	19.00%
2016	15,641,611	$23.130093	to	$26.765509	$337,129,140	0.85%	to	2.80%	1.47%	to	1.47%	8.44%	to	10.58%
American Funds Insurance Series® International Fund
2020	4,752,038	$12.826795	to	$22.648525	$88,318,772	0.30%	to	2.75%	0.30%	to	0.69%	10.88%	to	13.32%
2019	5,121,847	$11.319229	to	$20.426000	$85,410,841	0.30%	to	2.75%	—%	to	1.54%	19.55%	to	22.30%
2018	6,043,878	$9.255268	to	$17.085804	$83,257,211	0.30%	to	2.75%	—%	to	1.78%	(15.49)%	to	(13.67)%
2017	6,885,084	$10.720462	to	$20.217781	$110,844,370	0.30%	to	2.75%	0.92%	to	1.38%	7.20%	to	28.56%
2016	5,036,124	$15.725893	to	$18.277357	$75,344,612	0.85%	to	2.75%	1.37%	to	1.40%	0.72%	to	2.66%
American Funds Insurance Series® New World Fund
2020	889,488	$14.683658	to	$25.042110	$29,568,355	0.30%	to	2.75%	—%	to	0.07%	20.23%	to	22.92%
2019	1,015,189	$11.945320	to	$20.828630	$27,625,726	0.30%	to	2.75%	—%	to	0.92%	25.64%	to	28.43%
2018	1,191,923	$9.301084	to	$16.577745	$25,917,418	0.30%	to	2.75%	—%	to	0.82%	(16.37)%	to	(14.51)%
2017	1,413,979	$10.879165	to	$19.823120	$36,479,742	0.30%	to	2.75%	0.61%	to	0.95%	8.79%	to	25.94%
2016	1,145,166	$15.740655	to	$30.807302	$28,455,125	0.85%	to	2.75%	0.75%	to	0.76%	2.40%	to	4.37%
American Funds Insurance Series® Global Small Capitalization Fund
2020	1,176,377	$16.364324	to	$36.994250	$37,300,394	0.30%	to	2.75%	0.09%	to	0.16%	26.20%	to	29.00%
2019	1,356,156	$12.685349	to	$29.312834	$33,336,774	0.30%	to	2.75%	—%	to	0.15%	27.95%	to	30.85%
2018	1,568,362	$9.694514	to	$22.793980	$29,761,969	0.30%	to	2.80%	—%	to	0.04%	(13.02)%	to	(11.07)%
2017	1,850,115	$10.901655	to	$26.205876	$39,665,965	0.30%	to	2.80%	0.03%	to	0.43%	9.02%	to	22.42%
2016	1,446,887	$21.406541	to	$26.421449	$31,146,908	0.85%	to	2.80%	0.24%	to	0.24%	(0.72)%	to	1.23%
Columbia Variable Portfolio - Small Company Growth Fund
2020	896,606	$5.259160	to	$61.556762	$6,438,292	1.70%	to	2.80%	—%	to	—%	66.41%	to	68.24%
2019	1,109,933	$3.125905	to	$36.991782	$4,755,462	1.70%	to	2.80%	—%	to	—%	36.82%	to	38.33%
2018	1,296,619	$2.259761	to	$27.037123	$3,967,091	1.70%	to	2.80%	—%	to	—%	(4.47)%	to	(3.41)%
2017	1,550,710	$2.339489	to	$28.300855	$4,816,533	1.70%	to	2.80%	—%	to	—%	25.68%	to	27.07%
2016	1,854,763	$1.841082	to	$22.517686	$4,334,457	1.70%	to	2.80%	—%	to	—%	9.63%	to	10.84%
Wells Fargo VT Omega Growth Fund
2020	189,561	$46.934619	to	$54.742957	$805,632	1.25%	to	2.45%	—%	to	—%	39.94%	to	41.63%
2019	202,993	$38.652451	to	$43.134586	$614,982	1.25%	to	2.75%	—%	to	—%	33.67%	to	35.69%
2018	285,144	$28.485826	to	$32.268741	$624,244	1.25%	to	2.75%	—%	to	—%	(2.21)%	to	(0.73)%
2017	280,899	$28.695211	to	$32.997419	$592,593	1.25%	to	2.75%	0.23%	to	0.24%	31.29%	to	33.28%
2016	410,201	$21.530599	to	$25.132315	$658,776	1.25%	to	2.75%	—%	to	—%	(1.97)%	to	(0.49)%
Fidelity® VIP Growth Portfolio
2020	47,183	$38.315724	to	$55.324211	$1,897,975	1.25%	to	2.70%	0.03%	to	0.04%	39.73%	to	41.77%
2019	48,592	$27.027166	to	$39.594026	$1,404,128	1.25%	to	2.70%	0.05%	to	0.06%	30.41%	to	32.31%
2018	76,631	$20.426792	to	$30.361627	$1,587,770	1.25%	to	2.70%	0.01%	to	0.04%	(3.09)%	to	(1.67)%
2017	86,555	$20.773564	to	$31.328356	$1,814,724	1.25%	to	2.70%	—%	to	0.08%	31.23%	to	33.14%
2016	110,327	$15.602567	to	$23.873316	$1,750,447	1.25%	to	2.70%	—%	to	—%	(2.13)%	to	(0.70)%
Fidelity® VIP Contrafund® Portfolio
2020	430,818	$40.301088	to	$47.709520	$13,362,651	0.50%	to	2.75%	0.08%	to	0.08%	26.70%	to	29.58%
2019	518,843	$31.807540	to	$36.817306	$12,589,544	0.50%	to	2.75%	0.21%	to	0.22%	27.71%	to	30.62%
2018	613,365	$24.905161	to	$28.186566	$11,651,008	0.50%	to	2.75%	0.44%	to	0.44%	(9.17)%	to	(7.11)%
2017	725,286	$27.420725	to	$30.342536	$14,891,376	0.50%	to	2.75%	0.76%	to	0.78%	18.29%	to	20.98%
2016	900,107	$23.180801	to	$25.080544	$15,545,759	0.50%	to	2.75%	0.56%	to	0.63%	4.81%	to	7.19%
Fidelity® VIP Mid Cap Portfolio
2020	411,705	$32.947923	to	$35.834747	$9,937,154	0.50%	to	2.70%	0.38%	to	0.42%	14.73%	to	17.28%
2019	454,568	$28.718380	to	$30.555009	$9,383,865	0.50%	to	2.70%	0.62%	to	0.70%	19.89%	to	22.56%
2018	516,301	$23.953677	to	$24.931094	$8,816,633	0.50%	to	2.70%	0.40%	to	0.40%	(17.04)%	to	(15.20)%
2017	619,332	$28.875414	to	$29.398935	$12,575,578	0.50%	to	2.70%	0.48%	to	0.49%	17.33%	to	19.94%
2016	778,627	$24.512368	to	$24.611032	$13,298,984	0.50%	to	2.70%	0.32%	to	0.32%	8.94%	to	11.36%
Fidelity® VIP Value Strategies Portfolio
2020	24,664	$22.059290	to	$36.981426	$599,959	1.25%	to	2.75%	1.05%	to	1.06%	5.09%	to	6.68%
2019	26,789	$20.678302	to	$35.190452	$605,174	1.25%	to	2.75%	1.43%	to	1.43%	30.46%	to	32.43%
2018	29,836	$15.614159	to	$26.973639	$507,059	1.25%	to	2.75%	0.69%	to	0.71%	(19.74)%	to	(18.52)%
2017	31,607	$19.164009	to	$33.606969	$656,856	1.25%	to	2.75%	1.24%	to	1.30%	15.86%	to	17.61%
2016	32,475	$16.295090	to	$29.007446	$581,883	1.25%	to	2.75%	0.82%	to	0.93%	6.31%	to	7.91%
Fidelity® VIP Dynamic Capital Appreciation Portfolio
2020	8,420	$33.767951	to	$48.470550	$285,582	1.25%	to	2.40%	0.04%	to	0.05%	30.18%	to	31.69%
2019	9,107	$25.642809	to	$37.233195	$235,677	1.25%	to	2.40%	0.38%	to	0.39%	26.74%	to	28.21%
2018	9,963	$20.000688	to	$29.376711	$203,995	1.25%	to	2.40%	0.33%	to	0.33%	(7.42)%	to	(6.35)%
2017	12,674	$21.356064	to	$31.730615	$274,613	1.25%	to	2.40%	0.44%	to	0.47%	20.57%	to	21.97%
2016	17,768	$17.509591	to	$26.316250	$337,303	1.25%	to	2.40%	0.81%	to	1.08%	0.22%	to	1.38%
Fidelity® VIP Strategic Income Portfolio
2020	2,524	$17.871498	to	$18.182550	$45,429	0.50%	to	0.65%	3.05%	to	3.14%	6.47%	to	6.63%
2019	2,655	$16.786188	to	$17.052753	$44,850	0.50%	to	0.65%	1.03%	to	1.64%	9.94%	to	10.10%
2018	9,288	$15.268699	to	$15.487927	$142,790	0.50%	to	0.65%	3.45%	to	5.18%	(3.45)%	to	(3.31)%
2017	7,473	$15.814675	to	$16.017684	$118,687	0.50%	to	0.65%	2.95%	to	3.05%	6.85%	to	7.01%
2016	7,390	$11.555892	to	$14.968580	$109,810	0.50%	to	1.45%	—%	to	3.40%	6.46%	to	7.48%
Franklin Rising Dividends VIP Fund
2020	3,514,337	$33.756131	to	$42.733716	$135,758,219	0.50%	to	2.80%	1.24%	to	1.25%	12.77%	to	15.27%
2019	4,011,569	$29.934183	to	$37.072649	$135,938,565	0.50%	to	2.80%	1.15%	to	1.22%	25.66%	to	28.51%
2018	4,770,925	$23.820835	to	$28.847348	$127,442,610	0.50%	to	2.80%	1.21%	to	1.39%	(7.70)%	to	(5.64)%
2017	5,735,871	$25.807302	to	$30.570925	$164,155,125	0.50%	to	2.80%	1.48%	to	1.53%	17.23%	to	19.80%
2016	6,764,063	$22.014024	to	$25.517537	$163,348,929	0.50%	to	2.80%	1.35%	to	1.37%	12.84%	to	15.36%
Franklin Income VIP Fund
2020	9,713,911	$20.725204	to	$22.578017	$223,691,030	0.50%	to	2.75%	5.40%	to	5.63%	(2.15)%	to	0.08%
2019	11,063,922	$21.180744	to	$22.560764	$257,745,353	0.50%	to	2.75%	4.18%	to	5.14%	12.90%	to	15.47%
2018	13,073,892	$18.876011	to	$19.538448	$266,727,783	0.50%	to	2.80%	4.64%	to	4.79%	(6.95)%	to	(4.89)%
2017	15,375,955	$20.285231	to	$20.543598	$333,343,316	0.50%	to	2.80%	3.86%	to	4.09%	6.65%	to	9.00%
2016	18,020,246	$18.846757	to	$19.021188	$362,542,937	0.50%	to	2.80%	4.81%	to	4.99%	10.88%	to	13.30%
Franklin Large Cap Growth VIP Fund
2020	747,783	$41.038866	to	$42.838646	$27,822,409	1.35%	to	2.80%	—%	to	—%	40.64%	to	42.70%
2019	959,199	$28.759724	to	$30.459066	$25,076,182	1.35%	to	2.80%	—%	to	—%	30.86%	to	32.77%
2018	1,097,676	$21.660712	to	$23.275572	$21,764,487	1.35%	to	2.80%	—%	to	—%	(4.19)%	to	(2.79)%
2017	1,145,388	$22.282173	to	$24.293354	$23,627,681	1.35%	to	2.80%	0.62%	to	0.62%	24.57%	to	26.39%
2016	1,308,833	$17.629724	to	$19.501475	$21,434,368	1.35%	to	2.80%	—%	to	—%	(4.50)%	to	(3.11)%
Franklin Global Real Estate VIP Fund
2020	15,979	$19.682129	to	$26.185103	$401,422	1.40%	to	2.40%	—%	to	3.26%	(7.63)%	to	(6.70)%
2019	16,659	$21.308476	to	$28.066435	$448,426	1.40%	to	2.40%	2.56%	to	2.65%	19.47%	to	20.67%
2018	19,963	$17.835379	to	$23.258150	$446,824	1.40%	to	2.40%	2.61%	to	2.64%	(8.99)%	to	(8.07)%
2017	33,022	$19.596544	to	$25.300343	$811,965	1.40%	to	2.40%	3.02%	to	3.13%	7.85%	to	8.94%
2016	37,743	$18.169348	to	$23.224410	$855,299	1.40%	to	2.40%	1.22%	to	1.23%	(1.84)%	to	(0.86)%
Franklin Small-Mid Cap Growth VIP Fund
2020	1,571,777	$48.950188	to	$55.583257	$53,632,760	0.50%	to	2.80%	—%	to	—%	50.81%	to	54.23%
2019	1,819,218	$32.457390	to	$36.038163	$40,798,664	0.50%	to	2.80%	—%	to	—%	27.81%	to	30.61%
2018	2,169,200	$25.395749	to	$27.592165	$37,729,713	0.50%	to	2.80%	—%	to	—%	(7.99)%	to	(5.93)%
2017	2,552,501	$27.599807	to	$29.331498	$47,720,881	0.50%	to	2.80%	—%	to	—%	18.05%	to	20.70%
2016	2,904,627	$23.380067	to	$24.301278	$45,772,218	0.50%	to	2.80%	—%	to	—%	1.29%	to	3.52%
Franklin Small Cap Value VIP Fund
2020	439,880	$30.516310	to	$36.624803	$9,162,535	0.30%	to	2.75%	—%	to	1.45%	2.34%	to	4.82%
2019	463,554	$29.819901	to	$34.215823	$9,329,485	0.50%	to	2.75%	0.94%	to	1.05%	22.92%	to	25.60%
2018	546,663	$24.259372	to	$27.764714	$8,848,698	0.30%	to	2.75%	—%	to	0.76%	(15.24)%	to	(13.27)%
2017	644,831	$28.621801	to	$32.012289	$12,167,564	0.30%	to	2.75%	—%	to	0.52%	7.65%	to	10.23%
2016	853,643	$26.587670	to	$29.040831	$14,743,972	0.30%	to	2.75%	—%	to	0.78%	26.66%	to	29.73%
Franklin Strategic Income VIP Fund
2020	3,379,227	$15.672577	to	$16.692945	$69,892,571	0.50%	to	2.75%	4.40%	to	5.16%	0.94%	to	2.83%
2019	3,715,244	$15.526646	to	$16.233619	$75,407,009	0.50%	to	2.75%	5.43%	to	5.78%	5.47%	to	7.40%
2018	4,326,888	$14.647895	to	$15.115649	$82,090,246	0.50%	to	2.80%	2.49%	to	2.85%	(4.62)%	to	(2.72)%
2017	5,125,664	$15.357547	to	$15.538835	$100,756,200	0.50%	to	2.80%	2.70%	to	3.01%	1.85%	to	3.94%
2016	5,658,488	$14.949678	to	$15.079310	$108,493,198	0.50%	to	2.80%	3.24%	to	3.63%	5.26%	to	7.33%
Franklin Mutual Shares VIP Fund
2020	5,476,098	$20.320731	to	$25.104208	$124,666,556	0.30%	to	2.80%	—%	to	2.98%	(7.67)%	to	(5.45)%
2019	6,034,567	$22.008085	to	$26.000539	$147,740,874	0.50%	to	2.80%	1.51%	to	2.62%	19.19%	to	21.83%
2018	7,043,451	$18.464947	to	$21.751800	$143,040,128	0.30%	to	2.80%	—%	to	2.62%	(11.58)%	to	(9.43)%
2017	8,326,615	$20.882885	to	$24.016641	$189,034,255	0.30%	to	2.80%	—%	to	2.27%	5.36%	to	7.93%
2016	9,730,034	$19.821188	to	$22.252692	$207,416,296	0.30%	to	2.80%	—%	to	1.99%	12.85%	to	15.59%
Templeton Developing Markets VIP Fund
2020	515,991	$22.404484	to	$38.981630	$13,796,127	0.85%	to	2.75%	4.09%	to	4.37%	14.20%	to	16.39%
2019	585,377	$19.618264	to	$33.491115	$13,484,769	0.85%	to	2.75%	1.25%	to	1.28%	23.48%	to	25.84%
2018	682,583	$15.888264	to	$26.613105	$12,628,901	0.85%	to	2.75%	1.13%	to	1.13%	(17.74)%	to	(16.16)%
2017	819,480	$19.314424	to	$31.742262	$18,327,910	0.85%	to	2.75%	1.11%	to	1.22%	36.84%	to	39.46%
2016	920,120	$14.114481	to	$22.760523	$14,913,656	0.85%	to	2.75%	1.11%	to	1.14%	14.60%	to	16.80%
Templeton Foreign VIP Fund
2020	3,601,070	$14.512639	to	$16.500981	$48,335,905	0.30%	to	2.75%	—%	to	3.76%	(3.84)%	to	(1.63)%
2019	3,593,494	$15.092142	to	$16.775065	$49,557,327	0.30%	to	2.75%	—%	to	1.69%	9.48%	to	12.16%
2018	3,879,338	$13.785709	to	$14.956769	$48,366,811	0.30%	to	2.75%	—%	to	2.67%	(17.74)%	to	(15.79)%
2017	4,214,224	$16.758176	to	$17.761339	$63,148,606	0.30%	to	2.75%	—%	to	2.59%	13.53%	to	16.27%
2016	4,970,803	$14.761174	to	$15.275854	$64,936,858	0.30%	to	2.75%	—%	to	1.91%	4.27%	to	6.77%
Templeton Growth VIP Fund
2020	3,733,562	$19.281926	to	$22.474536	$67,260,246	0.50%	to	2.80%	2.90%	to	3.00%	2.88%	to	5.13%
2019	4,405,908	$18.846815	to	$21.378475	$76,144,110	0.50%	to	2.75%	2.77%	to	2.89%	12.03%	to	14.39%
2018	5,113,607	$16.822841	to	$18.688430	$78,065,371	0.50%	to	2.75%	1.83%	to	1.84%	(17.16)%	to	(15.31)%
2017	6,013,942	$20.307880	to	$22.065681	$109,641,328	0.50%	to	2.75%	1.44%	to	1.64%	15.29%	to	17.79%
2016	7,095,202	$17.614976	to	$18.733633	$110,930,197	0.50%	to	2.75%	1.92%	to	2.00%	6.65%	to	8.92%
Franklin Mutual Global Discovery VIP Fund
2020	1,289,446	$18.392654	to	$22.340643	$35,992,426	0.30%	to	2.80%	1.38%	to	2.36%	(7.10)%	to	(4.83)%
2019	1,449,033	$19.798818	to	$22.985609	$43,570,706	0.50%	to	2.80%	1.34%	to	3.00%	20.93%	to	23.66%
2018	1,718,937	$16.371480	to	$18.944755	$42,430,560	0.30%	to	2.80%	—%	to	1.73%	(13.67)%	to	(11.57)%
2017	2,026,252	$18.963990	to	$21.062852	$57,709,185	0.50%	to	2.80%	1.68%	to	1.79%	5.60%	to	7.96%
2016	2,299,590	$17.958351	to	$19.509669	$61,818,346	0.50%	to	2.80%	1.51%	to	1.71%	9.08%	to	11.46%
Franklin Flex Cap Growth VIP Fund
2020	402,782	$42.391561	to	$51.073075	$14,732,220	0.50%	to	2.80%	—%	to	—%	40.89%	to	43.99%
2019	451,210	$30.088821	to	$35.470329	$11,596,294	0.50%	to	2.80%	—%	to	—%	27.54%	to	30.37%
2018	535,563	$23.591030	to	$27.207007	$10,704,620	0.50%	to	2.80%	—%	to	—%	0.29%	to	2.58%
2017	558,501	$23.630633	to	$26.522361	$10,970,274	0.50%	to	2.75%	—%	to	—%	23.50%	to	26.15%
2016	638,501	$19.134239	to	$21.023945	$10,079,964	0.50%	to	2.75%	—%	to	—%	(5.52)%	to	(3.47)%

Templeton Global Bond VIP Fund
2020	617,844	$12.065266	to	$13.770500	$7,941,774	0.50%	to	2.70%	6.02%	to	7.31%	(7.87)%	to	(5.82)%
2019	614,657	$13.096391	to	$14.621949	$8,477,945	0.50%	to	2.70%	6.81%	to	7.87%	(0.86)%	to	1.35%
2018	718,825	$13.209580	to	$14.427373	$9,893,086	0.50%	to	2.70%	—%	to	—%	(0.82)%	to	1.39%
2017	853,837	$13.318597	to	$14.229796	$11,731,550	0.50%	to	2.70%	—%	to	—%	(0.95)%	to	1.25%
2016	972,798	$13.446298	to	$14.053626	$13,338,093	0.50%	to	2.70%	—%	to	—%	0.13%	to	2.36%
Hartford Balanced HLS Fund
2020	2,659,248	$21.989439	to	$25.545702	$10,867,124	1.25%	to	2.75%	1.41%	to	1.71%	8.33%	to	10.23%
2019	2,860,296	$19.948771	to	$23.581242	$10,869,114	1.25%	to	2.75%	1.62%	to	1.93%	19.15%	to	21.27%
2018	3,230,890	$17.178279	to	$19.790765	$10,103,472	0.85%	to	2.75%	—%	to	1.63%	(8.06)%	to	(6.04)%
2017	3,851,653	$18.283142	to	$21.526102	$13,086,763	0.85%	to	2.75%	0.80%	to	2.05%	12.17%	to	14.61%
2016	4,387,479	$15.952107	to	$19.190531	$12,814,954	0.85%	to	2.75%	2.22%	to	2.53%	2.92%	to	5.14%
Hartford Total Return Bond HLS Fund+
2020	12,147,376	$13.804464	to	$14.812980	$84,253,649	0.30%	to	2.80%	—%	to	3.46%	5.71%	to	8.38%
2019	12,743,250	$13.059352	to	$15.793290	$81,197,075	0.50%	to	2.80%	3.58%	to	3.85%	7.27%	to	10.10%
2018	14,815,301	$12.173989	to	$14.344597	$90,020,683	0.50%	to	2.80%	3.70%	to	3.94%	(3.65)%	to	(1.30)%
2017	16,817,785	$12.634875	to	$14.533811	$105,310,772	0.50%	to	2.80%	2.72%	to	2.84%	1.91%	to	4.63%
2016	18,329,294	$12.398507	to	$13.890160	$111,466,608	0.50%	to	2.80%	2.24%	to	2.59%	1.34%	to	3.97%
Hartford Capital Appreciation HLS Fund
2020	6,295,844	$37.257360	to	$42.084285	$89,159,752	0.50%	to	2.80%	0.70%	to	0.83%	18.27%	to	21.31%
2019	7,495,945	$31.503143	to	$34.692391	$90,325,910	0.50%	to	2.80%	0.93%	to	1.15%	27.34%	to	30.63%
2018	8,717,111	$24.738975	to	$26.558553	$82,396,865	0.50%	to	2.80%	0.65%	to	0.89%	(9.74)%	to	(7.42)%
2017	10,221,718	$27.410023	to	$28.687355	$106,852,678	0.50%	to	2.80%	0.84%	to	1.07%	18.45%	to	21.53%
2016	12,087,633	$23.139746	to	$23.605269	$109,530,012	0.50%	to	2.80%	0.86%	to	1.13%	2.34%	to	5.00%
Hartford Dividend and Growth HLS Fund+
2020	4,717,268	$30.593568	to	$39.247339	$62,744,068	0.50%	to	2.80%	1.65%	to	1.70%	4.48%	to	7.23%
2019	5,256,631	$29.281629	to	$36.600599	$66,122,230	0.50%	to	2.80%	1.64%	to	1.87%	24.76%	to	27.96%
2018	6,212,201	$23.470328	to	$28.602526	$61,000,685	0.50%	to	2.80%	1.61%	to	1.86%	(8.17)%	to	(5.79)%

2017	7,208,288	$25.558708	to	$30.360968	$78,574,776	0.50%	to	2.80%	1.35%	to	1.61%	14.85%	to	17.77%
2016	8,617,177	$22.253982	to	$25.780508	$84,569,750	0.50%	to	2.80%	1.71%	to	2.06%	11.42%	to	14.31%
Hartford Healthcare HLS Fund
2020	10,382	$8.922857	to	$8.922857	$92,637	1.40%	to	1.40%	0.31%	to	0.31%	21.08%	to	21.08%
2019	10,494	$7.369428	to	$7.369428	$77,338	1.40%	to	1.40%	—%	to	—%	31.82%	to	31.82%
2018	10,592	$5.590363	to	$5.590363	$59,211	1.40%	to	1.40%	—%	to	—%	(4.31)%	to	(4.31)%
2017	13,766	$5.500146	to	$5.842235	$80,423	1.40%	to	1.75%	—%	to	—%	19.85%	to	20.27%
2016	20,225	$4.589350	to	$4.857765	$97,536	1.40%	to	1.75%	3.33%	to	3.36%	(10.22)%	to	(9.91)%
Hartford Global Growth HLS Fund+
2020	—	$21.539725	to	$49.788353	$—	0.50%	to	2.75%	0.21%	to	0.66%	25.41%	to	28.28%
2019	139,798	$17.175376	to	$38.812232	$1,081,179	0.50%	to	2.75%	0.12%	to	0.40%	28.70%	to	31.95%
2018	156,538	$13.345210	to	$29.413557	$1,037,044	0.50%	to	2.75%	0.27%	to	0.68%	(6.67)%	to	(4.29)%
2017	177,889	$14.299699	to	$30.730518	$998,925	0.50%	to	2.75%	0.27%	to	0.51%	28.78%	to	32.06%
2016	237,517	$11.104106	to	$23.269366	$903,875	0.50%	to	2.75%	0.13%	to	0.68%	(1.05)%	to	1.44%
Hartford Disciplined Equity HLS Fund+
2020	1,263,778	$43.082464	to	$51.794321	$32,277,071	0.50%	to	2.75%	0.30%	to	1.05%	14.84%	to	17.45%
2019	383,311	$25.186511	to	$44.098165	$9,591,064	0.50%	to	2.45%	0.69%	to	0.84%	30.88%	to	33.45%
2018	455,844	$28.896195	to	$33.044016	$8,834,421	0.50%	to	2.70%	—%	to	0.19%	(4.60)%	to	(2.48)%
2017	600,755	$30.291087	to	$33.884927	$11,973,068	0.50%	to	2.70%	0.97%	to	1.54%	18.67%	to	21.31%
2016	684,441	$25.525292	to	$27.932790	$11,480,135	0.50%	to	2.70%	0.17%	to	0.97%	2.94%	to	5.23%
Hartford Growth Opportunities HLS Fund+
2020	—	$59.719372	to	$71.357319	$—	0.50%	to	2.75%	—%	to	—%	47.43%	to	50.43%
2019	770,895	$40.506435	to	$47.435562	$20,172,003	0.50%	to	2.75%	—%	to	—%	27.14%	to	30.03%
2018	899,697	$31.859571	to	$36.479614	$18,432,290	0.50%	to	2.75%	—%	to	—%	(2.20)%	to	0.03%
2017	1,150,790	$32.576607	to	$36.470168	$23,977,401	0.50%	to	2.75%	—%	to	—%	26.91%	to	29.80%
2016	1,435,786	$25.668615	to	$28.097800	$23,340,974	0.50%	to	2.75%	0.43%	to	0.43%	(3.19)%	to	(0.99)%
Hartford High Yield HLS Fund+
2020	—	$16.167203	to	$22.999319	$—	0.30%	to	2.70%	9.28%	to	9.56%	(0.11)%	to	1.89%
2019	266,295	$23.024611	to	$23.276874	$4,723,048	0.50%	to	2.70%	5.69%	to	5.85%	12.00%	to	14.49%
2018	325,547	$20.331660	to	$20.558517	$5,101,395	0.50%	to	2.70%	5.69%	to	6.14%	(6.02)%	to	(3.93)%
2017	392,657	$21.162614	to	$21.874855	$6,566,826	0.50%	to	2.70%	3.56%	to	6.53%	4.74%	to	7.07%
2016	455,559	$19.765540	to	$20.885096	$7,253,753	0.50%	to	2.70%	6.03%	to	6.05%	11.21%	to	13.68%
Hartford International Opportunities HLS Fund
2020	806,161	$22.004357	to	$25.826368	$6,151,630	0.50%	to	2.75%	1.64%	to	1.95%	16.83%	to	19.85%
2019	897,011	$18.834632	to	$21.549247	$5,894,481	0.50%	to	2.75%	1.56%	to	1.93%	22.72%	to	25.80%
2018	993,845	$15.347309	to	$17.130353	$5,387,498	0.50%	to	2.75%	1.64%	to	1.90%	(21.16)%	to	(19.15)%
2017	1,099,728	$19.466539	to	$21.188012	$7,377,364	0.50%	to	2.75%	1.16%	to	1.49%	21.61%	to	24.63%
2016	1,204,232	$12.016012	to	$16.007910	$6,723,023	0.30%	to	2.75%	—%	to	0.95%	(1.80)%	to	0.64%
Hartford MidCap Growth HLS Fund+
2020	—	$32.353976	to	$44.744260	$—	0.85%	to	2.75%	—%	to	—%	22.57%	to	25.02%
2019	46,262	$25.879631	to	$36.504278	$1,197,059	0.85%	to	2.75%	0.15%	to	0.46%	35.78%	to	38.60%
2018	52,926	$18.671699	to	$26.885584	$987,112	0.85%	to	2.75%	0.41%	to	0.68%	(12.69)%	to	(10.81)%
2017	60,900	$20.935673	to	$30.792776	$1,262,811	0.85%	to	2.75%	0.61%	to	1.03%	10.85%	to	13.46%
2016	89,432	$18.452482	to	$27.778644	$1,675,453	0.85%	to	2.75%	—%	to	1.43%	13.18%	to	15.50%
Hartford MidCap HLS Fund+
2020	200,893	$11.912631	to	$12.010227	$2,530,448	0.85%	to	2.75%	—%	to	0.05%	19.13%	to	20.10%
2019	61,227	$11.537710	to	$11.537710	$706,416	1.40%	to	1.40%	—%	to	—%	30.65%	to	30.65%

2018	65,626	$8.830832	to	$8.830832	$579,538	1.40%	to	1.40%	—%	to	—%	(8.93)%	to	(8.93)%
2017	83,625	$9.696947	to	$9.696947	$810,909	1.40%	to	1.40%	—%	to	—%	22.44%	to	22.44%
2016	89,461	$7.919670	to	$7.919670	$708,498	1.40%	to	1.40%	0.03%	to	0.03%	10.14%	to	10.14%
Hartford MidCap Value HLS Fund+
2020	—	$3.365214	to	$20.399453	$—	1.40%	to	2.75%	0.46%	to	0.51%	(7.16)%	to	(6.03)%
2019	27,010	$3.581266	to	$21.973542	$384,357	1.40%	to	2.75%	0.79%	to	0.82%	27.33%	to	29.06%
2018	25,071	$2.774943	to	$17.257533	$268,489	1.40%	to	2.75%	0.50%	to	0.51%	(17.09)%	to	(15.96)%
2017	26,009	$3.301867	to	$20.813961	$346,887	1.40%	to	2.75%	0.31%	to	0.31%	10.11%	to	11.61%
2016	33,243	$2.958388	to	$18.902209	$416,875	1.40%	to	2.75%	—%	to	0.31%	9.50%	to	10.99%
Hartford Ultrashort Bond HLS Fund+
2020	33,991,017	$7.587488	to	$10.326324	$41,061,752	0.30%	to	2.80%	2.01%	to	2.51%	(1.53)%	to	0.97%
2019	35,958,151	$7.705137	to	$10.227567	$40,209,037	0.30%	to	2.80%	1.63%	to	1.67%	(0.29)%	to	2.24%
2018	40,415,942	$7.727460	to	$10.003964	$44,150,314	0.30%	to	2.80%	0.87%	to	0.92%	(1.52)%	to	0.97%
2017	45,072,107	$7.847083	to	$9.907999	$49,071,410	0.30%	to	2.80%	0.51%	to	0.55%	(1.98)%	to	0.50%
2016	52,018,282	$8.005703	to	$9.858641	$57,724,555	0.30%	to	2.80%	0.15%	to	0.16%	(2.13)%	to	0.34%
Hartford Small Company HLS Fund
2020	404,700	$40.427736	to	$48.530009	$3,535,784	0.85%	to	2.80%	—%	to	—%	50.76%	to	54.20%
2019	460,241	$32.191209	to	$38.820600	$2,668,198	0.50%	to	2.80%	—%	to	—%	33.00%	to	36.31%
2018	525,415	$24.204101	to	$28.478787	$2,223,242	0.50%	to	2.80%	—%	to	—%	(7.15)%	to	(4.71)%
2017	612,130	$26.067689	to	$29.886392	$2,768,606	0.50%	to	2.80%	—%	to	—%	22.57%	to	25.73%
2016	696,045	$21.267803	to	$23.769976	$2,725,976	0.50%	to	2.80%	—%	to	—%	(1.01)%	to	1.54%
Hartford SmallCap Growth HLS Fund
2020	61,081	$43.064752	to	$55.691814	$1,739,520	1.25%	to	2.70%	—%	to	—%	29.65%	to	31.54%
2019	61,844	$32.738182	to	$42.955144	$1,348,558	1.25%	to	2.70%	—%	to	—%	32.20%	to	34.13%
2018	71,806	$24.408201	to	$32.493141	$1,249,301	1.25%	to	2.70%	—%	to	—%	(14.05)%	to	(12.80)%
2017	75,199	$24.873776	to	$27.990034	$1,537,864	1.25%	to	2.45%	0.04%	to	0.04%	17.17%	to	18.58%
2016	69,179	$21.228904	to	$23.603716	$1,160,861	1.25%	to	2.45%	0.15%	to	0.15%	9.65%	to	10.98%
Hartford Stock HLS Fund
2020	1,994,989	$29.827801	to	$37.862682	$6,221,722	0.85%	to	2.75%	1.43%	to	1.73%	8.76%	to	11.13%
2019	2,223,894	$26.840834	to	$34.813408	$6,414,508	0.85%	to	2.75%	1.39%	to	1.70%	27.34%	to	30.11%
2018	2,505,854	$20.629307	to	$27.339013	$5,735,937	0.85%	to	2.75%	1.29%	to	1.60%	(3.09)%	to	(0.99)%
2017	2,969,751	$20.835266	to	$28.209319	$6,984,049	0.85%	to	2.75%	1.52%	to	1.86%	16.30%	to	18.83%
2016	3,387,031	$17.533233	to	$24.255468	$6,634,445	0.85%	to	2.75%	1.82%	to	1.90%	4.23%	to	6.51%
Hartford U.S. Government Securities HLS Fund+
2020	—	$9.843552	to	$11.758903	$—	0.65%	to	2.45%	2.30%	to	3.30%	3.43%	to	4.89%
2019	412,889	$9.517556	to	$12.330367	$3,063,361	0.50%	to	2.45%	2.09%	to	2.55%	2.67%	to	4.69%
2018	431,920	$9.510813	to	$11.777786	$3,146,534	0.50%	to	2.70%	—%	to	2.80%	(1.84)%	to	0.34%
2017	563,800	$9.688990	to	$11.737333	$4,537,811	0.50%	to	2.70%	2.16%	to	2.86%	(1.38)%	to	0.81%
2016	591,593	$9.824638	to	$11.642669	$4,708,241	0.50%	to	2.70%	1.56%	to	1.91%	(1.16)%	to	1.03%
Hartford Value HLS Fund+
2020	—	$17.934692	to	$21.376523	$—	0.65%	to	2.45%	1.46%	to	1.73%	(4.72)%	to	(3.38)%
2019	85,266	$18.823819	to	$32.406476	$1,030,465	0.50%	to	2.45%	—%	to	2.04%	24.62%	to	27.07%
2018	93,355	$15.104919	to	$25.502106	$944,573	0.50%	to	2.45%	1.66%	to	1.66%	(12.36)%	to	(10.63)%
2017	104,753	$17.234496	to	$28.535135	$1,264,114	0.50%	to	2.45%	1.75%	to	1.80%	12.65%	to	14.86%
2016	122,918	$15.299496	to	$24.842421	$1,382,086	0.50%	to	2.45%	1.77%	to	1.81%	10.94%	to	13.13%
Rational Trend Aggregation VA Fund

2020	442,170	$17.610333	to	$22.147061	$2,307,859	0.50%	to	2.50%	0.61%	to	0.64%	(1.30)%	to	0.69%
2019	483,719	$19.532184	to	$21.994595	$2,474,112	0.50%	to	2.75%	—%	to	2.19%	4.39%	to	6.76%
2018	553,100	$18.711256	to	$20.601555	$2,605,286	0.50%	to	2.75%	3.71%	to	4.00%	(7.16)%	to	(5.05)%
2017	654,916	$20.154101	to	$21.696327	$3,403,369	0.50%	to	2.75%	3.36%	to	3.38%	(4.26)%	to	(2.08)%
2016	716,440	$21.050591	to	$22.157222	$3,991,887	0.50%	to	2.75%	4.42%	to	4.73%	4.07%	to	6.43%
Rational Insider Buying VA Fund
2020	815,976	$2.601929	to	$37.224402	$2,848,146	0.50%	to	2.50%	—%	to	—%	11.32%	to	13.57%
2019	897,797	$2.337368	to	$32.777444	$2,819,126	0.50%	to	2.50%	—%	to	—%	20.94%	to	23.38%
2018	984,608	$1.932603	to	$26.565284	$2,541,085	0.50%	to	2.50%	0.62%	to	0.69%	(9.47)%	to	(7.64)%
2017	1,186,020	$2.134848	to	$28.763884	$3,494,538	0.50%	to	2.50%	0.54%	to	0.56%	14.62%	to	16.93%
2016	1,453,799	$1.862571	to	$24.598765	$3,742,389	0.50%	to	2.50%	0.61%	to	0.64%	8.26%	to	10.45%
Lord Abbett Series Fund - Fundamental Equity Portfolio
2020	23,385	$21.435305	to	$26.897280	$606,555	0.50%	to	1.45%	0.89%	to	0.98%	0.31%	to	1.27%
2019	31,229	$21.369380	to	$26.561027	$782,705	0.50%	to	1.45%	0.99%	to	1.12%	19.77%	to	20.91%
2018	55,923	$17.842358	to	$21.967697	$1,163,402	0.50%	to	1.45%	1.40%	to	1.51%	(9.48)%	to	(8.61)%
2017	60,492	$19.639304	to	$24.038372	$1,385,575	0.50%	to	1.50%	—%	to	1.04%	10.90%	to	12.01%
2016	69,743	$17.709076	to	$21.460226	$1,432,057	0.50%	to	1.50%	1.14%	to	1.20%	14.02%	to	15.17%
Lord Abbett Series Fund - Dividend Growth Portfolio+
2020	86,706	$28.833806	to	$33.192977	$2,431,597	1.25%	to	2.40%	0.86%	to	0.94%	12.68%	to	13.98%
2019	115,080	$25.296771	to	$29.457917	$2,839,270	1.25%	to	2.40%	1.54%	to	1.73%	23.45%	to	24.88%
2018	138,237	$21.153997	to	$23.150651	$2,725,654	0.85%	to	2.70%	—%	to	—%	(7.21)%	to	(5.48)%
2017	145,762	$22.380222	to	$24.950037	$3,061,894	0.85%	to	2.70%	0.39%	to	0.43%	15.95%	to	18.12%
2016	183,230	$18.947640	to	$21.517417	$3,283,453	0.85%	to	2.70%	1.15%	to	2.46%	12.04%	to	14.13%
Lord Abbett Series Fund - Bond Debenture Portfolio
2020	382,840	$21.387305	to	$21.574761	$7,536,722	0.50%	to	2.70%	3.78%	to	4.48%	4.45%	to	6.77%
2019	402,768	$20.206957	to	$20.476753	$7,503,126	0.50%	to	2.70%	3.66%	to	3.80%	10.34%	to	12.79%
2018	458,967	$17.915732	to	$18.558562	$7,658,781	0.50%	to	2.70%	3.95%	to	4.27%	(6.58)%	to	(4.50)%
2017	549,121	$18.759450	to	$19.864893	$9,682,291	0.50%	to	2.70%	3.04%	to	4.10%	6.30%	to	8.67%
2016	567,672	$17.263252	to	$18.687005	$9,315,754	0.50%	to	2.70%	4.46%	to	6.07%	9.15%	to	11.57%
Lord Abbett Series Fund - Growth and Income Portfolio
2020	64,914	$19.077676	to	$24.849461	$1,198,609	1.25%	to	2.40%	1.59%	to	1.76%	0.26%	to	1.42%
2019	68,454	$18.810265	to	$24.784516	$1,256,255	1.25%	to	2.40%	1.41%	to	1.69%	19.59%	to	20.97%
2018	80,263	$20.724317	to	$21.464992	$1,223,586	0.50%	to	2.40%	—%	to	1.39%	(10.32)%	to	(8.60)%
2017	93,217	$23.110049	to	$23.485274	$1,576,087	0.50%	to	2.40%	1.37%	to	1.38%	10.69%	to	12.82%
2016	116,670	$20.817381	to	$20.877488	$1,754,696	0.50%	to	2.40%	1.41%	to	1.47%	14.34%	to	16.53%
MFS® Growth Series
2020	846,787	$54.121821	to	$61.875988	$27,262,576	0.50%	to	2.80%	—%	to	—%	28.22%	to	30.88%
2019	1,039,287	$42.210773	to	$47.276922	$25,902,364	0.50%	to	2.80%	—%	to	—%	34.34%	to	37.09%
2018	1,349,898	$31.421847	to	$34.485795	$25,065,303	0.50%	to	2.80%	—%	to	0.09%	(0.17)%	to	1.90%
2017	1,533,512	$31.474515	to	$34.422833	$28,375,046	0.30%	to	2.80%	—%	to	0.10%	27.78%	to	30.69%
2016	1,900,666	$24.631996	to	$26.339016	$26,796,913	0.30%	to	2.80%	—%	to	0.04%	(0.39)%	to	1.87%
MFS® Global Equity Series
2020	127,282	$31.180053	to	$43.333033	$4,228,819	0.85%	to	2.70%	0.94%	to	1.18%	10.27%	to	12.33%
2019	143,688	$28.276158	to	$38.576897	$4,257,184	0.85%	to	2.70%	1.07%	to	1.09%	27.09%	to	29.46%
2018	167,511	$22.248543	to	$29.797244	$3,884,571	0.85%	to	2.70%	0.78%	to	0.93%	(12.15)%	to	(10.51)%
2017	199,279	$25.325223	to	$33.295481	$5,247,444	0.85%	to	2.70%	0.81%	to	0.82%	20.77%	to	23.02%
2016	218,763	$20.970437	to	$27.065192	$4,771,582	0.85%	to	2.70%	0.94%	to	0.96%	4.49%	to	6.44%

MFS® Investors Trust Series
2020	1,591,266	$27.285498	to	$33.438558	$41,084,911	1.25%	to	2.80%	0.43%	to	0.63%	10.72%	to	12.19%
2019	1,799,987	$24.321045	to	$30.199846	$41,612,666	1.25%	to	2.80%	0.49%	to	0.68%	27.95%	to	29.62%
2018	2,130,444	$18.968143	to	$23.603351	$38,137,214	1.15%	to	2.80%	0.44%	to	0.64%	(8.10)%	to	(6.79)%
2017	2,583,712	$20.349036	to	$25.683454	$49,741,630	1.15%	to	2.80%	0.54%	to	0.72%	19.94%	to	21.62%
2016	3,098,037	$16.584360	to	$21.413220	$49,243,607	1.25%	to	2.80%	0.53%	to	0.86%	5.59%	to	6.97%
MFS® Mid Cap Growth Series
2020	1,035,201	$23.533536	to	$59.054337	$20,839,863	0.85%	to	2.75%	—%	to	—%	32.78%	to	35.33%
2019	1,282,549	$17.390355	to	$44.475488	$19,290,225	0.85%	to	2.75%	—%	to	—%	34.90%	to	37.49%
2018	1,259,139	$12.648609	to	$32.968847	$14,042,057	0.85%	to	2.75%	—%	to	—%	(1.51)%	to	0.38%
2017	1,343,451	$12.601001	to	$33.475229	$15,121,769	0.85%	to	2.75%	0.12%	to	0.12%	23.55%	to	25.92%
2016	1,572,628	$10.007009	to	$27.093650	$14,169,737	0.85%	to	2.75%	—%	to	—%	2.06%	to	4.02%
MFS® New Discovery Series
2020	702,069	$35.553185	to	$68.934908	$34,410,603	0.65%	to	2.80%	—%	to	—%	41.86%	to	44.64%
2019	869,411	$24.580273	to	$48.592365	$29,729,469	0.65%	to	2.80%	—%	to	—%	37.79%	to	40.36%
2018	1,032,226	$17.512382	to	$35.265658	$25,121,157	0.65%	to	2.80%	—%	to	—%	(4.20)%	to	(2.35)%
2017	1,236,454	$17.934518	to	$36.811059	$31,095,608	0.65%	to	2.80%	—%	to	—%	23.16%	to	25.51%
2016	1,483,583	$14.288949	to	$29.888778	$30,037,343	0.65%	to	2.80%	—%	to	—%	6.04%	to	8.09%
MFS® Total Return Series
2020	4,622,166	$21.389078	to	$25.440330	$116,231,983	0.50%	to	2.75%	0.50%	to	2.31%	6.83%	to	8.97%
2019	5,233,066	$20.020743	to	$23.346161	$121,775,278	0.50%	to	2.75%	1.96%	to	2.36%	17.12%	to	19.52%
2018	5,995,011	$17.094302	to	$19.533646	$118,370,706	0.50%	to	2.75%	2.00%	to	2.19%	(8.17)%	to	(6.34)%
2017	6,864,595	$18.615767	to	$20.856045	$146,002,086	0.50%	to	2.75%	2.18%	to	2.38%	9.25%	to	11.47%
2016	8,086,822	$17.039000	to	$18.710636	$155,634,755	0.50%	to	2.75%	2.68%	to	2.79%	6.14%	to	8.27%
MFS® Value Series
2020	1,459,021	$28.427263	to	$34.628548	$46,304,868	0.30%	to	2.80%	—%	to	1.62%	0.62%	to	2.91%
2019	1,549,300	$28.253107	to	$32.949434	$48,293,123	0.50%	to	2.80%	1.75%	to	2.13%	26.22%	to	28.86%
2018	1,889,807	$22.384386	to	$25.569995	$46,149,247	0.50%	to	2.80%	1.30%	to	1.58%	(12.57)%	to	(10.80)%
2017	2,233,173	$25.602921	to	$29.158588	$61,806,760	0.30%	to	2.80%	—%	to	1.92%	14.40%	to	17.00%
2016	2,651,324	$22.379369	to	$24.922682	$63,152,998	0.30%	to	2.80%	—%	to	2.08%	10.94%	to	13.43%
MFS® Total Return Bond Series
2020	3,727,026	$14.131653	to	$16.425026	$58,868,227	0.50%	to	2.80%	3.21%	to	3.45%	5.47%	to	7.63%
2019	4,023,444	$13.398268	to	$15.260070	$59,715,066	0.50%	to	2.80%	2.35%	to	3.48%	7.16%	to	9.37%
2018	4,542,725	$12.502604	to	$13.952486	$62,099,288	0.50%	to	2.80%	2.94%	to	3.30%	(3.82)%	to	(1.82)%
2017	5,299,312	$12.998837	to	$14.211206	$74,483,025	0.50%	to	2.80%	2.95%	to	3.37%	1.57%	to	3.66%
2016	5,749,097	$12.797583	to	$13.708924	$78,599,528	0.50%	to	2.80%	3.22%	to	3.40%	1.36%	to	3.49%
MFS® Research Series
2020	117,930	$37.951847	to	$38.721351	$3,925,925	0.85%	to	2.75%	0.72%	to	0.73%	13.43%	to	15.61%
2019	135,064	$33.458059	to	$33.494040	$3,924,633	0.85%	to	2.75%	0.78%	to	0.79%	29.34%	to	31.82%
2018	140,943	$25.408533	to	$25.867939	$3,137,820	0.85%	to	2.75%	0.69%	to	0.70%	(6.96)%	to	(5.18)%
2017	173,623	$26.796181	to	$27.804362	$4,116,069	0.85%	to	2.75%	1.35%	to	1.36%	20.02%	to	22.32%
2016	185,876	$21.905803	to	$23.165645	$3,649,101	0.85%	to	2.75%	0.76%	to	0.79%	5.79%	to	7.82%
MFS® High Yield Portfolio
2020	1,659,418	$11.979282	to	$13.868809	$21,424,100	0.85%	to	2.80%	5.62%	to	5.64%	2.19%	to	4.20%
2019	1,903,973	$11.723106	to	$13.310228	$23,817,976	0.85%	to	2.80%	5.72%	to	5.73%	11.64%	to	13.84%
2018	2,169,225	$10.500893	to	$11.692453	$24,065,291	0.85%	to	2.80%	5.64%	to	5.64%	(5.76)%	to	(3.90)%
2017	2,511,844	$11.142162	to	$12.166841	$29,269,488	0.85%	to	2.80%	6.10%	to	6.46%	3.74%	to	5.78%

2016	2,755,806	$10.740269	to	$11.501580	$30,652,921	0.85%	to	2.80%	6.73%	to	6.75%	10.68%	to	12.86%
BlackRock Managed Volatility V.I. Fund
2020	2,137,156	$10.148217	to	$10.503914	$22,178,204	0.30%	to	1.50%	3.68%	to	3.80%	1.71%	to	2.94%
2019	2,379,149	$9.977691	to	$10.204233	$24,088,424	0.30%	to	1.50%	3.16%	to	3.28%	0.33%	to	1.54%
2018♦	2,667,511	$9.944640	to	$10.049156	$26,709,637	0.30%	to	1.50%	1.51%	to	1.54%	(0.55)%	to	0.49%
BlackRock Global Allocation V.I. Fund
2020	2,918	$17.684316	to	$17.892685	$51,552	0.50%	to	0.75%	1.33%	to	1.33%	19.81%	to	20.11%
2019	2,963	$14.760724	to	$14.897373	$43,648	0.50%	to	0.75%	0.43%	to	0.62%	16.88%	to	17.17%
2018	16,962	$12.629451	to	$12.714556	$213,803	0.50	to	0.75	0.87%	to	0.87%	(8.27)%	to	(8.04)%
2017	17,028	$13.767961	to	$13.826114	$233,834	0.50	to	0.75	1.27%	to	1.29%	12.86%	to	13.14%
2016	16,468	$11.552461	to	$12.220278	$200,285	0.50	to	1.45	—%	to	1.27%	2.31%	to	3.29%
BlackRock S&P 500 Index V.I. Fund
2020	243,107	$13.778283	to	$14.240813	$3,421,627	0.30%	to	1.45%	1.48%	to	1.50%	16.23%	to	17.57%
2019	311,223	$11.854609	to	$12.112500	$3,742,173	0.30%	to	1.45%	1.86%	to	1.88%	29.09%	to	30.58%
2018♦	408,928	$9.183495	to	$9.276028	$3,780,185	0.30%	to	1.45%	0.36%	to	0.88%	(8.17)%	to	(7.24)%
BlackRock Large Cap Focus Growth V.I. Fund
2020	12,257	$36.770571	to	$42.109765	$519,637	1.75%	to	2.15%	—%	to	—%	40.69%	to	41.25%
2019	12,257	$26.032122	to	$41.386696	$369,102	1.75%	to	2.45%	—%	to	—%	29.49%	to	30.40%
2018	13,420	$19.963519	to	$31.961560	$321,178	1.75%	to	2.45%	—%	to	—%	0.52%	to	1.23%
2017	15,345	$19.721825	to	$31.796548	$363,831	1.75%	to	2.45%	0.02%	to	0.04%	26.42%	to	27.31%
2016	23,745	$15.491046	to	$25.150778	$443,860	1.75%	to	2.45%	0.76%	to	1.07%	5.27%	to	6.01%
BlackRock Equity Dividend V.I. Fund
2020	20,687	$22.268401	to	$24.467754	$497,388	0.50%	to	1.45%	2.02%	to	2.03%	2.08%	to	3.05%
2019	21,419	$21.814802	to	$23.742678	$500,702	0.50%	to	1.45%	1.81%	to	1.81%	25.63%	to	26.82%
2018	32,880	$17.364852	to	$18.720835	$608,215	0.50%	to	1.45%	1.68%	to	1.73%	(8.75)%	to	(7.88)%
2017	34,579	$19.029838	to	$20.321731	$695,324	0.50%	to	1.45%	1.45%	to	1.55%	14.81%	to	15.91%
2016	40,661	$16.574538	to	$17.532485	$705,620	0.50%	to	1.45%	1.46%	to	1.54%	14.39%	to	15.48%
Morgan Stanley VIF Core Plus Fixed Income Portfolio
2020	385	$12.606666	to	$12.606666	$4,856	1.70%	to	1.70%	2.62%	to	2.62%	5.74%	to	5.74%
2019	418	$11.922847	to	$11.922847	$4,990	1.70%	to	1.70%	0.88%	to	0.88%	8.75%	to	8.75%
2018	3,928	$10.963905	to	$10.963905	$43,069	1.70%	to	1.70%	2.31%	to	2.31%	(2.58)%	to	(2.58)%
2017	3,989	$11.254344	to	$11.254344	$44,894	1.70%	to	1.70%	2.91%	to	2.91%	4.11%	to	4.11%
2016	4,051	$10.810072	to	$10.810072	$43,794	1.70%	to	1.70%	1.67%	to	1.67%	4.08%	to	4.08%
Morgan Stanley VIF Growth Portfolio
2020	6,129	$54.631252	to	$60.685679	$346,829	1.35%	to	2.75%	—%	to	—%	110.89%	to	113.86%
2019	7,437	$25.904504	to	$28.376220	$199,204	1.35%	to	2.75%	—%	to	—%	27.91%	to	29.71%
2018	8,112	$20.252770	to	$21.877160	$169,019	1.35%	to	2.75%	—%	to	—%	4.39%	to	5.86%
2017	13,935	$19.401823	to	$20.666424	$280,826	1.35%	to	2.75%	—%	to	—%	38.95%	to	40.91%
2016	17,208	$13.963132	to	$14.666750	$247,562	1.35%	to	2.75%	—%	to	—%	(4.58)%	to	(3.24)%
Morgan Stanley VIF Discovery Portfolio
2020	33,408	$72.026905	to	$101.061146	$2,229,392	0.85%	to	2.70%	—%	to	—%	145.35%	to	149.91%
2019	54,855	$28.820599	to	$41.191212	$1,470,377	0.85%	to	2.70%	—%	to	—%	36.24%	to	38.78%
2018	70,508	$20.766699	to	$30.233586	$1,368,170	0.85%	to	2.70%	—%	to	—%	7.58%	to	9.59%
2017	83,954	$18.949179	to	$28.102860	$1,503,552	0.85%	to	2.70%	—%	to	—%	34.91%	to	37.43%
2016	99,265	$13.788729	to	$20.830859	$1,299,458	0.85%	to	2.70%	—%	to	—%	(11.27)%	to	(9.61)%
Invesco V.I. American Value Fund
2020	62,527	$17.226208	to	$21.150556	$1,238,222	0.85%	to	2.45%	0.65%	to	0.68%	(1.58)%	to	—%

2019	55,563	$17.503412	to	$21.149754	$1,107,422	0.85%	to	2.45%	0.42%	to	0.42%	21.70%	to	23.66%
2018	52,230	$14.382978	to	$17.103787	$851,161	0.85%	to	2.45%	0.19%	to	0.20%	(14.98)%	to	(13.60)%
2017	57,869	$16.916529	to	$19.797010	$1,098,112	0.85%	to	2.45%	0.55%	to	0.60%	7.03%	to	8.75%
2016	53,924	$15.805692	to	$18.203574	$950,108	0.85%	to	2.45%	0.12%	to	0.12%	12.43%	to	14.24%
BlackRock Capital Appreciation V.I. Fund
2020	9,699	$34.451234	to	$37.853614	$360,516	0.50%	to	1.45%	—%	to	—%	39.48%	to	40.81%
2019	13,349	$24.699361	to	$26.882304	$353,068	0.50%	to	1.45%	—%	to	—%	29.66%	to	30.89%
2018	22,896	$19.050058	to	$20.537687	$473,661	0.50%	to	1.45%	—%	to	—%	0.66%	to	1.62%
2017	26,551	$18.925560	to	$20.210434	$539,619	0.50%	to	1.45%	—%	to	—%	31.03%	to	32.28%
2016	36,553	$14.443338	to	$15.278228	$559,679	0.50%	to	1.45%	—%	to	—%	(1.57)%	to	(0.63)%
Columbia Variable Portfolio - Asset Allocation Fund+
2020	—	$1.873248	to	$20.500709	$—	1.70%	to	2.80%	2.70%	to	2.73%	(7.36)%	to	(6.99)%
2019	839,913	$2.014132	to	$22.130246	$1,844,058	1.70%	to	2.80%	2.00%	to	2.01%	17.79%	to	19.09%
2018	835,850	$1.691211	to	$18.787480	$1,566,412	1.70%	to	2.80%	1.45%	to	1.47%	(7.16)%	to	(6.13)%
2017	896,939	$1.801739	to	$20.236855	$1,931,134	1.70%	to	2.80%	1.59%	to	1.64%	12.43%	to	13.67%
2016	1,027,526	$1.585011	to	$17.999392	$1,929,599	1.70%	to	2.80%	2.22%	to	2.23%	2.45%	to	3.58%
Columbia Variable Portfolio - Dividend Opportunity Fund
2020	368,841	$15.867280	to	$17.647469	$6,246,855	1.70%	to	2.80%	—%	to	—%	(1.64)%	to	(0.56)%
2019	375,913	$16.132372	to	$17.746052	$6,431,800	1.70%	to	2.80%	—%	to	—%	20.65%	to	21.98%
2018	418,079	$13.371688	to	$14.548520	$5,878,021	1.70%	to	2.80%	—%	to	—%	(8.34)%	to	(7.32)%
2017	474,696	$14.587562	to	$15.697718	$7,236,021	1.70%	to	2.80%	—%	to	—%	11.22%	to	12.45%
2016	552,896	$13.115961	to	$13.959804	$7,528,292	1.70%	to	2.80%	—%	to	—%	10.53%	to	11.75%
Columbia Variable Portfolio - Income Opportunities Fund
2020	383,937	$11.985355	to	$13.056240	$4,858,372	1.70%	to	2.80%	4.74%	to	4.82%	2.97%	to	4.11%
2019	409,472	$11.639297	to	$12.540566	$5,000,820	1.70%	to	2.80%	5.04%	to	5.04%	13.25%	to	14.51%
2018	434,783	$10.277245	to	$10.951963	$4,653,102	1.70%	to	2.80%	5.00%	to	5.09%	(6.41)%	to	(5.38)%
2017	486,473	$10.981367	to	$11.574276	$5,519,773	1.70%	to	2.80%	6.23%	to	6.27%	3.62%	to	4.76%
2016	551,922	$10.598072	to	$11.048118	$6,004,460	1.70%	to	2.80%	10.70%	to	10.87%	7.87%	to	9.06%

Columbia Variable Portfolio - Mid Cap Growth Fund
2020	302,809	$24.560410	to	$26.651034	$7,794,103	1.70%	to	2.75%	—%	to	—%	31.75%	to	33.14%
2019	342,605	$18.641561	to	$20.017211	$6,651,243	1.70%	to	2.75%	—%	to	—%	31.51%	to	32.90%
2018	398,172	$14.174651	to	$15.061723	$5,835,021	1.70%	to	2.75%	—%	to	—%	(7.35)%	to	(6.38)%
2017	456,179	$15.299871	to	$16.087414	$7,176,535	1.70%	to	2.75%	—%	to	—%	19.65%	to	20.91%
2016	519,137	$12.787005	to	$13.304866	$6,786,779	1.70%	to	2.75%	—%	to	—%	(0.48)%	to	0.57%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund+
2020♦	214,460	$14.232850	to	$14.371001	$3,072,328	1.25%	to	2.75%	—%	to	—%	42.33%	to	43.71%
Invesco Oppenheimer V.I. Capital Appreciation Fund
2020	10,818	$26.045916	to	$30.380295	$316,315	1.25%	to	2.45%	—%	to	—%	32.94%	to	34.55%
2019	14,926	$19.591677	to	$22.579571	$323,703	1.25%	to	2.45%	—%	to	—%	32.56%	to	34.16%
2018	21,233	$14.779214	to	$16.830265	$344,548	1.25%	to	2.45%	—%	to	—%	(8.23)%	to	(7.12)%
2017	27,283	$16.105084	to	$18.121213	$478,267	1.25%	to	2.45%	0.01%	to	0.01%	23.44%	to	24.93%
2016	38,555	$13.046402	to	$14.504715	$543,614	1.25%	to	2.45%	0.11%	to	0.12%	(4.79)%	to	(3.64)%
Invesco Oppenheimer V.I. Global Fund
2020	162,861	$26.647038	to	$36.414905	$4,249,475	1.25%	to	2.70%	—%	to	0.43%	23.95%	to	25.76%
2019	199,080	$21.189468	to	$29.379437	$4,172,594	1.25%	to	2.70%	0.61%	to	0.64%	27.96%	to	29.82%
2018	229,247	$16.321785	to	$22.960360	$3,710,054	1.25%	to	2.70%	0.76%	to	0.77%	(15.70)%	to	(14.47)%

2017	285,296	$19.848103	to	$27.236947	$5,392,022	0.85%	to	2.70%	0.65%	to	0.76%	32.69%	to	35.17%
2016	317,145	$14.684228	to	$20.526498	$4,470,280	0.85%	to	2.70%	0.77%	to	0.77%	(2.82)%	to	(1.00)%
Invesco Oppenheimer V.I. Main Street Fund®++
2020	15,556	$22.967480	to	$28.199727	$409,190	0.85%	to	2.45%	—%	to	1.20%	10.94%	to	12.73%
2019	20,401	$20.702074	to	$25.014872	$477,680	0.85%	to	2.45%	0.81%	to	0.81%	28.55%	to	30.62%
2018	34,494	$16.103869	to	$19.150336	$621,775	0.85%	to	2.45%	0.90%	to	0.92%	(10.32)%	to	(8.88)%
2017	44,637	$17.957499	to	$21.015465	$884,787	0.85%	to	2.45%	—%	to	1.01%	13.81%	to	15.65%
2016	63,862	$17.541290	to	$24.640162	$1,126,233	1.25%	to	2.40%	0.75%	to	0.92%	8.66%	to	9.92%
Invesco Oppenheimer V.I. Main Street Small Cap Fund®++
2020	117,264	$31.647238	to	$40.307414	$3,450,766	0.85%	to	2.70%	0.37%	to	0.41%	16.45%	to	18.62%
2019	136,646	$26.678781	to	$34.613533	$3,415,306	0.85%	to	2.70%	—%	to	—%	22.78%	to	25.07%
2018	149,749	$21.331624	to	$28.192134	$3,020,033	0.85%	to	2.70%	0.06%	to	0.06%	(12.92)%	to	(11.30)%
2017	178,400	$24.047995	to	$32.376125	$4,081,297	0.85%	to	2.70%	0.62%	to	0.65%	10.88%	to	12.95%
2016	222,152	$21.291496	to	$29.199890	$4,535,693	0.85%	to	2.70%	0.25%	to	0.25%	14.54%	to	16.68%
Putnam VT Diversified Income Fund
2020	592,008	$15.872256	to	$18.576488	$8,688,645	0.85%	to	2.70%	6.60%	to	7.55%	(3.54)%	to	(1.74)%
2019	615,467	$16.153825	to	$19.259015	$9,252,244	0.85%	to	2.70%	3.18%	to	4.91%	8.27%	to	10.29%
2018	717,886	$14.646834	to	$17.788260	$9,883,469	0.85%	to	2.70%	3.74%	to	4.24%	(3.62)%	to	(1.82)%
2017	820,853	$14.918344	to	$18.456355	$11,591,824	0.85%	to	2.70%	5.34%	to	5.53%	4.27%	to	6.22%
2016	929,770	$14.045264	to	$17.700565	$12,444,852	0.85%	to	2.70%	7.02%	to	7.16%	2.61%	to	4.53%
Putnam VT Global Asset Allocation Fund
2020	24,907	$20.686324	to	$27.165979	$489,361	1.25%	to	2.40%	1.83%	to	1.85%	9.65%	to	10.91%
2019	29,135	$18.650633	to	$24.775815	$516,098	1.25%	to	2.40%	1.43%	to	2.46%	14.35%	to	15.68%
2018	33,425	$16.123119	to	$21.665735	$522,048	1.25%	to	2.40%	1.74%	to	1.83%	(9.46)%	to	(8.41)%
2017	35,413	$17.603743	to	$23.929053	$611,647	1.25%	to	2.40%	1.45%	to	1.45%	12.60%	to	13.90%
2016	45,602	$15.454823	to	$21.250834	$694,957	1.25%	to	2.40%	1.74%	to	2.21%	4.18%	to	5.39%
Putnam VT Growth Opportunities Fund
2020	49,345	$25.153216	to	$26.271547	$1,285,909	0.50%	to	1.45%	0.04%	to	0.05%	36.71%	to	38.02%
2019	77,427	$18.398600	to	$19.035053	$1,464,063	0.50%	to	1.45%	0.13%	to	0.14%	34.78%	to	36.06%
2018	121,008	$13.651188	to	$13.990078	$1,684,721	0.50%	to	1.45%	—%	to	—%	0.91%	to	1.87%
2017	141,273	$13.528598	to	$13.733316	$1,934,211	0.50%	to	1.45%	0.10%	to	0.11%	29.02%	to	30.25%
2016♦	184,130	$10.485674	to	$10.543823	$1,939,236	0.50%	to	1.45%	—%	to	—%	4.86%	to	5.44%
Putnam VT International Value Fund
2020	1,288	$9.245395	to	$10.114857	$12,451	1.25%	to	1.95%	2.48%	to	2.54%	1.93%	to	2.65%
2019	1,604	$9.853684	to	$16.020063	$15,079	1.25%	to	2.30%	2.42%	to	2.69%	17.49%	to	18.73%
2018	3,328	$8.299263	to	$13.635139	$27,231	1.25%	to	2.30%	1.91%	to	2.03%	(19.49)%	to	(18.64)%
2017	3,686	$10.200436	to	$16.935698	$37,194	1.25%	to	2.30%	1.41%	to	1.46%	21.86%	to	23.15%
2016	14,262	$8.283132	to	$13.897450	$114,925	1.25%	to	2.30%	1.55%	to	2.37%	(1.19)%	to	(0.15)%
Putnam VT International Equity Fund
2020	22,847	$12.820487	to	$17.866625	$278,342	0.85%	to	2.75%	1.57%	to	1.61%	9.06%	to	11.15%
2019	23,544	$11.534710	to	$16.382955	$261,063	0.85%	to	2.75%	1.37%	to	1.50%	21.76%	to	24.09%
2018	27,181	$9.295079	to	$13.454862	$244,772	0.85%	to	2.75%	1.34%	to	1.39%	(21.31)%	to	(19.80)%
2017	28,739	$11.589569	to	$17.098285	$324,315	0.85%	to	2.75%	0.41%	to	2.17%	23.15%	to	25.51%
2016	32,659	$8.913224	to	$13.884178	$294,529	1.25%	to	2.75%	3.35%	to	3.70%	(5.10)%	to	(3.67)%
Putnam VT Small Cap Value Fund
2020	7,887	$17.763636	to	$21.814143	$159,202	0.85%	to	2.45%	0.90%	to	1.08%	1.45%	to	3.08%
2019	8,731	$17.510173	to	$21.161632	$172,856	0.85%	to	2.45%	0.65%	to	0.71%	21.24%	to	23.19%

2018	10,583	$14.442914	to	$17.178045	$180,596	0.85%	to	2.45%	0.40%	to	0.40%	(21.87)%	to	(20.61)%
2017	12,307	$21.636201	to	$29.607146	$264,445	0.85%	to	2.70%	0.14%	to	0.70%	5.00%	to	6.96%
2016	13,471	$19.525830	to	$28.197366	$276,555	1.25%	to	2.70%	—%	to	1.05%	24.10%	to	25.91%
JPMorgan Insurance Trust Core Bond Portfolio
2020	1,465,094	$13.331159	to	$14.660277	$23,227,771	1.25%	to	2.40%	1.86%	to	1.94%	5.29%	to	6.51%
2019	1,648,066	$12.661550	to	$13.764758	$24,535,769	1.25%	to	2.40%	2.59%	to	2.88%	5.61%	to	6.83%
2018	1,995,834	$11.988878	to	$12.884475	$27,935,309	1.25%	to	2.40%	2.44%	to	2.46%	(2.32)%	to	(1.19)%
2017	2,305,493	$12.274080	to	$13.040154	$32,676,592	1.25%	to	2.40%	2.58%	to	2.63%	1.12%	to	2.29%
2016	2,561,530	$12.138605	to	$12.748775	$35,591,635	1.25%	to	2.40%	2.77%	to	2.84%	(0.31)%	to	0.85%
JPMorgan Insurance Trust U.S. Equity Portfolio
2020	99,087	$42.274157	to	$44.372926	$4,213,001	1.35%	to	2.40%	0.81%	to	0.83%	22.29%	to	23.58%
2019	121,796	$34.207190	to	$36.284271	$4,190,564	1.35%	to	2.40%	0.85%	to	0.97%	28.63%	to	29.99%
2018	135,928	$26.315372	to	$28.207466	$3,601,813	1.35%	to	2.40%	0.85%	to	0.86%	(8.39)%	to	(7.42)%
2017	167,507	$28.425441	to	$30.791075	$4,794,811	1.35%	to	2.40%	0.88%	to	0.91%	19.43%	to	20.69%
2016	208,022	$23.552269	to	$25.781403	$4,941,254	1.35%	to	2.40%	1.00%	to	1.01%	8.31%	to	9.45%
JPMorgan Insurance Trust Mid Cap Value Portfolio
2020	91,402	$31.030844	to	$33.710071	$2,840,486	1.35%	to	2.40%	1.23%	to	1.53%	(2.01)%	to	(0.98)%
2019	94,868	$31.336582	to	$34.401541	$2,981,581	1.35%	to	2.40%	1.57%	to	1.70%	23.76%	to	25.06%
2018	102,256	$25.056568	to	$27.797246	$2,570,558	1.35%	to	2.40%	0.99%	to	0.99%	(13.93)%	to	(13.02)%
2017	119,256	$28.806816	to	$32.295239	$3,453,381	1.35%	to	2.40%	0.81%	to	0.81%	11.07%	to	12.24%
2016	147,100	$25.665526	to	$29.077072	$3,791,920	1.35%	to	2.40%	0.87%	to	0.87%	11.98%	to	13.16%
Putnam VT Equity Income Fund
2020	795	$28.991681	to	$37.523333	$27,482	0.65%	to	0.75%	1.70%	to	2.34%	5.01%	to	5.12%
2019	1,740	$27.607823	to	$36.263155	$59,882	0.50%	to	0.75%	1.98%	to	2.07%	29.43%	to	29.75%
2018	4,859	$21.330168	to	$27.947538	$132,671	0.50%	to	0.75%	0.69%	to	0.69%	(9.17)%	to	(8.94)%
2017	5,059	$23.484207	to	$30.692956	$151,942	0.50%	to	0.75%	1.67%	to	1.67%	17.89%	to	18.18%
2016	5,229	$20.012284	to	$25.971361	$133,076	0.50%	to	1.45%	—%	to	1.79%	12.01%	to	13.08%
PIMCO VIT All Asset Portfolio
2020	926	$14.544835	to	$14.544835	$13,471	0.65%	to	0.65%	4.88%	to	4.88%	7.21%	to	7.21%
2019	933	$13.566822	to	$13.749444	$12,653	0.50%	to	0.65%	0.70%	to	2.40%	11.02%	to	11.19%
2018	10,520	$11.470489	to	$12.366123	$128,624	0.50%	to	1.45%	—%	to	3.03%	(6.81)%	to	(5.92)%
2017	11,313	$12.308429	to	$13.144011	$146,745	0.50%	to	1.45%	4.52%	to	4.55%	11.75%	to	12.81%
2016	11,674	$11.014586	to	$11.651192	$134,456	0.50%	to	1.45%	2.35%	to	2.53%	11.28%	to	12.34%
PIMCO StocksPLUS® Global Portfolio
2020	17,465	$16.885926	to	$18.553325	$318,189	0.50%	to	1.45%	1.09%	to	1.09%	11.41%	to	12.47%
2019	19,298	$15.156784	to	$16.496037	$313,216	0.50%	to	1.45%	1.52%	to	1.52%	25.69%	to	26.89%
2018	26,738	$12.058566	to	$13.000146	$343,496	0.50%	to	1.45%	1.53%	to	1.54%	(12.03)%	to	(11.19)%
2017	27,479	$13.707092	to	$14.637587	$397,931	0.50%	to	1.45%	3.31%	to	3.32%	21.22%	to	22.38%
2016	37,054	$11.307594	to	$11.961135	$438,441	0.50%	to	1.45%	5.01%	to	5.06%	6.20%	to	7.21%
Prudential Series Jennison 20/20 Focus Portfolio
2020	282	$4.069926	to	$40.601528	$8,206	1.55%	to	1.65%	—%	to	—%	28.28%	to	28.41%
2019	283	$2.970416	to	$31.619387	$6,405	1.55%	to	2.00%	—%	to	—%	25.86%	to	26.43%
2018	10,375	$2.360103	to	$25.010073	$28,898	1.55%	to	2.00%	—%	to	—%	(7.59)%	to	(7.17)%
2017	10,986	$2.553982	to	$27.660366	$32,831	1.40%	to	2.00%	—%	to	—%	27.18%	to	27.94%
2016	15,002	$2.008202	to	$21.619448	$54,270	1.40%	to	2.00%	—%	to	—%	(0.77)%	to	(0.18)%
Prudential Series Jennison Portfolio
2020	91,977	$3.776148	to	$31.769620	$405,829	1.40%	to	2.35%	—%	to	—%	51.96%	to	53.41%

2019	53,397	$2.484981	to	$20.709276	$171,776	1.40%	to	2.35%	—%	to	—%	29.74%	to	30.98%
2018	56,041	$1.915343	to	$15.811276	$147,309	1.40%	to	2.35%	—%	to	—%	(3.48)%	to	(2.55)%
2017	59,180	$1.984309	to	$16.225624	$165,240	1.40%	to	2.35%	—%	to	—%	32.97%	to	34.24%
2016	61,143	$1.492264	to	$12.087007	$133,406	1.40%	to	2.35%	—%	to	—%	(3.58)%	to	(2.66)%
Prudential Series Value Portfolio
2020	8,395	$2.045820	to	$2.337556	$18,825	1.40%	to	2.10%	—%	to	—%	1.01%	to	1.72%
2019	8,510	$2.025453	to	$2.298137	$18,809	1.40%	to	2.10%	—%	to	—%	22.97%	to	23.84%
2018	8,596	$1.647061	to	$1.855800	$15,378	1.40%	to	2.10%	—%	to	—%	(12.10)%	to	(11.48)%
2017	9,637	$1.873801	to	$2.096526	$19,583	1.40%	to	2.10%	—%	to	—%	14.09%	to	14.89%
2016	24,960	$1.642440	to	$1.824867	$44,591	1.40%	to	2.10%	—%	to	—%	8.65%	to	9.41%
Prudential Series SP International Growth Portfolio
2020	6,207	$2.088604	to	$2.088604	$12,962	1.40%	to	1.40%	—%	to	—%	29.75%	to	29.75%
2019	6,497	$1.609702	to	$1.609702	$10,458	1.40%	to	1.40%	—%	to	—%	30.07%	to	30.07%
2018	6,778	$1.237526	to	$1.237526	$8,388	1.40%	to	1.40%	—%	to	—%	(14.41)%	to	(14.41)%
2017	7,083	$1.278383	to	$1.445916	$10,241	1.40%	to	2.15%	—%	to	—%	32.54%	to	33.54%
2016	11,950	$0.964520	to	$1.082783	$12,396	1.40%	to	2.15%	—%	to	—%	(6.20)%	to	(5.49)%
ClearBridge Variable Dividend Strategy Portfolio
2020	1,240	$23.341136	to	$23.341136	$28,938	1.40%	to	1.40%	1.42%	to	1.42%	6.17%	to	6.17%
2019	1,364	$21.983695	to	$21.983695	$29,979	1.40%	to	1.40%	1.59%	to	1.59%	29.76%	to	29.76%
2018	1,262	$16.941486	to	$16.941486	$21,377	1.40%	to	1.40%	1.53%	to	1.53%	(6.18)%	to	(6.18)%
2017	1,375	$18.057513	to	$18.057513	$24,822	1.40%	to	1.40%	1.53%	to	1.53%	17.52%	to	17.52%
2016	1,385	$15.365722	to	$15.365722	$21,280	1.40%	to	1.40%	1.33%	to	1.33%	13.39%	to	13.39%
Western Asset Variable Global High Yield Bond Portfolio
2020	11,858	$2.919678	to	$2.919678	$34,621	1.40%	to	1.40%	3.96%	to	3.96%	5.83%	to	5.83%
2019	12,499	$2.758968	to	$2.758968	$34,485	1.40%	to	1.40%	5.23%	to	5.23%	12.80%	to	12.80%
2018	13,645	$2.445971	to	$2.445971	$33,375	1.40%	to	1.40%	5.26%	to	5.26%	(5.26)%	to	(5.26)%
2017	13,740	$2.581684	to	$2.581684	$35,473	1.40%	to	1.40%	5.31%	to	5.31%	7.14%	to	7.14%
2016	14,120	$2.409606	to	$2.409606	$34,023	1.40%	to	1.40%	4.76%	to	4.76%	14.00%	to	14.00%
Clearbridge Variable Large Cap Value Portfolio
2020	231,612	$3.059826	to	$3.059826	$708,691	1.40%	to	1.40%	1.38%	to	1.38%	3.79%	to	3.79%
2019	249,913	$2.948223	to	$2.948223	$736,798	1.40%	to	1.40%	1.78%	to	1.78%	27.09%	to	27.09%
2018	255,772	$2.319727	to	$2.319727	$593,321	1.40%	to	1.40%	1.54%	to	1.54%	(10.14)%	to	(10.14)%
2017	258,254	$2.512622	to	$2.581528	$666,689	1.40%	to	1.55%	0.05%	to	1.37%	13.07%	to	13.24%
2016	291,027	$2.222184	to	$2.279705	$662,586	1.40%	to	1.55%	1.43%	to	1.59%	11.26%	to	11.43%
Invesco V.I. Growth and Income Fund
2020	50,459	$21.900621	to	$24.651166	$1,119,528	0.85%	to	2.75%	1.93%	to	2.09%	(0.91)%	to	0.99%
2019	50,483	$21.686390	to	$24.878310	$1,102,666	0.85%	to	2.75%	1.55%	to	1.61%	21.47%	to	23.79%
2018	53,749	$17.518199	to	$20.481565	$953,026	0.85%	to	2.75%	1.78%	to	1.81%	(15.94)%	to	(14.32)%
2017	63,581	$20.446817	to	$24.364558	$1,314,368	0.85%	to	2.75%	1.22%	to	1.29%	10.94%	to	13.07%
2016	80,338	$18.083109	to	$21.961036	$1,494,723	0.85%	to	2.75%	0.90%	to	0.91%	16.19%	to	18.42%
Invesco V.I. Comstock Fund
2020	6,146	$26.997703	to	$31.529939	$174,527	1.35%	to	2.75%	1.87%	to	2.04%	(3.77)%	to	(2.41)%
2019	7,051	$28.055727	to	$32.309992	$207,704	1.35%	to	2.75%	1.65%	to	1.72%	21.56%	to	23.27%
2018	7,700	$23.080545	to	$26.211385	$185,014	1.35%	to	2.75%	1.40%	to	1.42%	(14.75)%	to	(13.54)%
2017	8,337	$27.072505	to	$30.317055	$233,473	1.35%	to	2.75%	1.95%	to	2.62%	14.39%	to	16.00%
2016	9,115	$23.667346	to	$26.135580	$218,390	1.35%	to	2.75%	1.33%	to	1.34%	13.81%	to	15.42%
Invesco V.I. American Franchise Fund

2020	635,624	$31.427475	to	$38.036567	$21,775,107	0.85%	to	2.80%	0.07%	to	0.07%	38.43%	to	41.15%
2019	755,188	$22.703518	to	$26.947741	$18,491,966	0.85%	to	2.80%	—%	to	—%	32.98%	to	35.60%
2018	780,554	$17.072275	to	$19.873018	$14,258,934	0.85%	to	2.80%	—%	to	—%	(6.29)%	to	(4.44)%
2017	895,002	$18.217547	to	$20.796354	$17,285,030	0.85%	to	2.80%	0.01%	to	0.08%	23.83%	to	26.26%
2016	991,273	$14.711905	to	$16.470522	$15,346,497	0.85%	to	2.80%	—%	to	—%	(0.56)%	to	1.40%
Invesco V.I. Mid Cap Growth Fund+
2020	—	$18.727962	to	$20.819202	$—	1.25%	to	2.75%	—%	to	—%	(0.90)%	to	(0.26)%
2019	115,973	$18.897727	to	$20.872439	$2,342,298	1.25%	to	2.75%	—%	to	—%	30.70%	to	32.34%
2018	142,335	$14.458749	to	$15.771615	$2,179,825	1.25%	to	2.75%	—%	to	—%	(8.15)%	to	(7.04)%
2017	167,537	$15.740859	to	$16.966627	$2,776,178	1.25%	to	2.75%	—%	to	—%	19.17%	to	20.63%
2016	194,581	$13.208587	to	$14.065558	$2,687,446	1.25%	to	2.75%	—%	to	—%	(1.98)%	to	(0.68)%
Wells Fargo VT Index Asset Allocation Fund
2020	4,539	$3.084251	to	$30.000358	$30,544	1.35%	to	2.10%	0.82%	to	0.82%	14.17%	to	15.03%
2019	4,763	$2.681360	to	$26.277674	$27,979	1.35%	to	2.10%	1.09%	to	1.09%	17.66%	to	18.55%
2018	5,013	$2.261876	to	$22.333438	$25,491	1.35%	to	2.10%	0.98%	to	0.98%	(4.92)%	to	(4.21)%
2017	5,077	$2.361191	to	$23.489624	$27,524	1.35%	to	2.10%	0.75%	to	0.75%	9.92%	to	10.74%
2016	5,133	$2.132126	to	$21.370472	$25,604	1.35%	to	2.10%	0.88%	to	0.89%	5.43%	to	6.23%
Wells Fargo VT International Equity Fund
2020	400,477	$1.189636	to	$11.046527	$702,607	1.25%	to	2.20%	2.92%	to	3.19%	2.61%	to	3.59%
2019	418,205	$1.159414	to	$10.664198	$698,915	1.25%	to	2.20%	3.31%	to	4.20%	12.99%	to	14.07%
2018	475,002	$1.026115	to	$9.348948	$696,265	1.25%	to	2.20%	11.84%	to	11.93%	(18.67)%	to	(17.89)%
2017	530,559	$1.261646	to	$11.386150	$936,757	1.25%	to	2.20%	3.03%	to	3.92%	22.14%	to	23.31%
2016	646,667	$8.305074	to	$9.234000	$884,469	1.25%	to	2.45%	—%	to	3.71%	0.75%	to	1.97%
Wells Fargo VT Small Cap Growth Fund
2020	27,518	$40.486664	to	$44.089234	$1,131,401	0.65%	to	2.50%	—%	to	—%	54.20%	to	56.76%
2019	30,832	$26.256695	to	$28.124965	$811,834	0.65%	to	2.50%	—%	to	—%	22.22%	to	24.02%
2018	38,654	$21.482856	to	$22.677432	$842,866	0.65%	to	2.50%	—%	to	—%	(1.03)%	to	0.65%
2017	41,722	$21.706710	to	$22.530277	$910,299	0.65%	to	2.50%	—%	to	—%	23.03%	to	25.04%
2016	47,614	$17.361509	to	$18.018017	$841,126	0.65%	to	2.75%	—%	to	—%	5.17%	to	7.05%
Wells Fargo VT Discovery Fund
2020	246	$66.999860	to	$66.999860	$16,455	1.35%	to	1.35%	—%	to	—%	60.47%	to	60.47%
2019	261	$41.751703	to	$41.751703	$10,902	1.35%	to	1.35%	—%	to	—%	37.16%	to	37.16%
2018	276	$30.440346	to	$30.440346	$8,409	1.35%	to	1.35%	—%	to	—%	(8.31)%	to	(8.31)%
2017	278	$33.198862	to	$33.198862	$9,240	1.35%	to	1.35%	—%	to	—%	27.40%	to	27.40%
2016	280	$26.058826	to	$26.058826	$7,307	1.35%	to	1.35%	—%	to	—%	6.20%	to	6.20%
Wells Fargo VT Opportunity Fund
2020	171,301	$26.997501	to	$33.154804	$5,111,405	0.50%	to	2.70%	0.65%	to	0.71%	18.09%	to	20.72%
2019	202,727	$22.860939	to	$27.464284	$5,077,332	0.50%	to	2.70%	0.54%	to	0.56%	28.30%	to	31.15%
2018	247,481	$17.817813	to	$20.940590	$4,780,656	0.50%	to	2.70%	0.43%	to	0.44%	(9.41)%	to	(7.39)%
2017	312,160	$19.668343	to	$22.612128	$6,589,273	0.50%	to	2.70%	0.92%	to	0.93%	17.51%	to	20.12%
2016	390,053	$16.737469	to	$18.824251	$6,934,766	0.50%	to	2.70%	2.31%	to	2.32%	9.52%	to	11.96%
MFS® Core Equity Portfolio
2020	254,904	$18.600633	to	$20.147433	$4,991,587	1.35%	to	2.70%	0.72%	to	0.87%	15.55%	to	17.12%
2019	286,811	$16.097983	to	$17.202882	$4,811,914	1.35%	to	2.70%	0.46%	to	0.66%	29.65%	to	31.41%
2018	344,157	$12.416933	to	$13.091312	$4,416,800	1.35%	to	2.70%	0.15%	to	0.69%	(6.39)%	to	(5.12)%
2017	372,778	$13.265075	to	$13.797841	$5,067,714	1.35%	to	2.70%	0.63%	to	0.88%	21.50%	to	23.15%
2016	419,240	$10.917513	to	$11.257684	$4,652,446	1.10%	to	2.70%	0.78%	to	0.86%	8.41%	to	10.16%

MFS® Massachusetts Investors Growth Stock Portfolio
2020	359,294	$20.585652	to	$22.899150	$7,803,310	0.95%	to	2.75%	0.45%	to	0.46%	19.20%	to	21.37%
2019	432,582	$17.269454	to	$18.867637	$7,808,640	0.95%	to	2.75%	0.58%	to	0.58%	36.16%	to	38.63%
2018	449,732	$12.683437	to	$13.398507	$5,912,521	1.35%	to	2.75%	0.54%	to	0.56%	(1.93)%	to	(0.54)%
2017	530,023	$12.932622	to	$13.471689	$7,033,724	1.35%	to	2.75%	0.55%	to	0.65%	24.94%	to	26.70%
2016	613,346	$10.350730	to	$10.683492	$6,458,277	1.10%	to	2.75%	0.59%	to	0.60%	3.20%	to	4.91%
MFS® Research International Portfolio
2020	528,591	$12.981200	to	$14.569220	$7,287,565	0.85%	to	2.80%	2.07%	to	2.09%	9.83%	to	11.99%
2019	616,788	$11.819708	to	$13.009415	$7,663,349	0.85%	to	2.80%	1.48%	to	1.49%	24.51%	to	26.96%
2018	707,473	$9.493017	to	$10.246844	$6,988,607	0.85%	to	2.80%	1.49%	to	1.50%	(16.50)%	to	(14.85)%
2017	826,341	$11.368649	to	$12.034167	$9,677,041	0.85%	to	2.80%	1.84%	to	1.89%	24.75%	to	27.21%
2016	1,020,912	$9.113093	to	$9.460449	$9,488,547	0.85%	to	2.80%	1.63%	to	1.64%	(3.44)%	to	(1.54)%
Columbia Variable Portfolio - Large Cap Growth Fund
2020	368,969	$21.120145	to	$22.260196	$8,065,488	1.70%	to	2.80%	—%	to	—%	31.02%	to	32.47%
2019	442,481	$16.120179	to	$16.804571	$7,325,381	1.70%	to	2.80%	—%	to	—%	32.15%	to	33.61%
2018	504,458	$12.198087	to	$12.577042	$6,270,725	1.70%	to	2.80%	—%	to	—%	(6.59)%	to	(5.56)%
2017	577,359	$13.058934	to	$13.317231	$7,631,383	1.70%	to	2.80%	—%	to	—%	24.60%	to	25.98%
2016♦	640,820	$10.480645	to	$10.571146	$6,752,146	1.70%	to	2.80%	—%	to	—%	4.81%	to	5.71%
Columbia Variable Portfolio - Overseas Core Fund
2020	357,587	$12.554366	to	$13.232276	$4,622,204	1.70%	to	2.80%	1.44%	to	1.45%	5.82%	to	6.99%
2019	372,958	$11.863683	to	$12.367530	$4,530,825	1.70%	to	2.80%	1.79%	to	1.81%	21.70%	to	23.04%
2018	415,075	$9.748587	to	$10.051567	$4,116,686	1.70%	to	2.80%	2.52%	to	2.55%	(19.11)%	to	(18.22)%
2017	446,682	$12.051765	to	$12.290283	$5,443,403	1.70%	to	2.80%	1.86%	to	1.90%	23.67%	to	25.04%
2016♦	510,759	$9.744961	to	$9.829212	$5,001,617	1.70%	to	2.80%	1.08%	to	1.10%	(2.55)%	to	(1.71)%
CTIVP® - Loomis Sayles Growth Fund
2020	315,664	$21.335639	to	$22.433566	$6,941,825	1.70%	to	2.75%	—%	to	—%	28.35%	to	29.71%
2019	347,697	$16.622505	to	$17.295422	$5,917,925	1.70%	to	2.75%	—%	to	—%	28.19%	to	29.54%
2018	380,358	$12.967579	to	$13.351777	$5,019,678	1.70%	to	2.75%	—%	to	—%	(5.05)%	to	(4.04)%
2017	407,908	$13.656632	to	$13.914318	$5,632,950	1.70%	to	2.75%	—%	to	—%	29.43%	to	30.79%
2016♦	452,246	$10.551696		$10.638654	$4,794,952	1.70%		2.75%	—%		—%	5.52%		6.39%

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

♦ Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.

++ See Note 8 for additional information related to this Sub-Account.

7. Subsequent Events:

On January 18, 2021 the Sponsor Company’s indirect owners, Hopmeadow Holdings GP LLC and Hopmeadow Holdings LP, entered into a definitive agreement to merge Hopmeadow Holdings LP with a subsidiary of Sixth Street, a leading global investment firm. The merger is subject to regulatory approvals and other customary closing conditions and is expected to close in the second quarter of 2021. If consummated, the merger would result in a change of ownership and control of the Sponsor Company.

Management has evaluated events subsequent to December 31, 2020 and through April 21, 2021, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.

8. Restatement of Invesco Oppenheimer V.I. Main Street Fund® and Invesco Oppenheimer V.I. Main Street Small Cap Fund® Sub-Account for the period ended December 31, 2019 :

Based on accounting review and validation procedures in connection with the financial reporting process and subsequent to reporting the December 31, 2019 financial statements, the Sponsor Company identified that the results of the Invesco Oppenheimer V.I. Main Street Fund® and Invesco Oppenheimer V.I. Main Street Small Cap Fund® were inadvertently mislabeled. The 2019 results of the Invesco Oppenheimer V.I. Main Street Fund® and Invesco Oppenheimer V.I. Main Street Small Cap Fund® have been updated to reflect the activity in this Account.